                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: April 30
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INTERMEDIATE INVESTMENT
GRADE BOND FUND                                                        10/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             17
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    30
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    39
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            43
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   43
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                   M F S(SM)
                                                   INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      92.9%
              Cash & Other Net Assets                     7.1%

              MARKET SECTORS*

              High Grade Corporates                      47.6%
              ------------------------------------------------
              Mortgage-Backed Securities                 10.9%
              ------------------------------------------------
              Asset Backed Securities                    10.2%
              ------------------------------------------------
              U.S. Government Agencies                    7.9%
              ------------------------------------------------
              Cash & Other Net Assets                     7.1%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  6.3%
              ------------------------------------------------
              Emerging Market Bonds                       3.5%
              ------------------------------------------------
              Non U.S. Government Bonds                   2.2%
              ------------------------------------------------
              U.S. Treasury Securities                    1.9%
              ------------------------------------------------
              High Yield Corporates                       1.5%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        42.3%
              ------------------------------------------------
              AA                                          6.1%
              ------------------------------------------------
              A                                          18.6%
              ------------------------------------------------
              BBB                                        29.9%
              ------------------------------------------------
              BB                                          1.6%
              ------------------------------------------------
              Not Rated                                   1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        3.4
              ------------------------------------------------
              Average Life***                         6.4 yrs.
              ------------------------------------------------
              Average Maturity***                    11.7 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                                A+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 10/31/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                     Expenses
                      Annualized    Beginning         Ending        Paid During
Share                  Expense   Account Value    Account Value      Period**
Class                  Ratio       5/01/05         10/31/05     5/01/05-10/31/05
--------------------------------------------------------------------------------
      Actual             0.70%      $1,000.00        $1,003.20          $3.53
 A    --------------------------------------------------------------------------
      Hypothetical*      0.70%      $1,000.00        $1,021.68          $3.57
--------------------------------------------------------------------------------
      Actual             1.55%      $1,000.00          $998.90          $7.81
 B    --------------------------------------------------------------------------
      Hypothetical*      1.55%      $1,000.00        $1,017.39          $7.88
--------------------------------------------------------------------------------
      Actual             1.55%      $1,000.00          $999.00          $7.81
 C    --------------------------------------------------------------------------
      Hypothetical*      1.55%      $1,000.00        $1,017.39          $7.88
--------------------------------------------------------------------------------
      Actual             0.55%      $1,000.00        $1,002.90          $2.78
 I    --------------------------------------------------------------------------
      Hypothetical*      0.55%      $1,000.00        $1,022.43          $2.80
--------------------------------------------------------------------------------
      Actual             1.05%      $1,000.00        $1,000.40          $5.29
 R    --------------------------------------------------------------------------
      Hypothetical*      1.05%      $1,000.00        $1,019.91          $5.35
--------------------------------------------------------------------------------
      Actual             1.74%      $1,000.00          $998.00          $8.76
 R1   --------------------------------------------------------------------------
      Hypothetical*      1.74%      $1,000.00        $1,016.43          $8.84
--------------------------------------------------------------------------------
      Actual             1.43%      $1,000.00          $999.60          $7.21
 R2   --------------------------------------------------------------------------
      Hypothetical*      1.43%      $1,000.00        $1,018.00          $7.27
--------------------------------------------------------------------------------
      Actual             1.27%      $1,000.00        $1,000.30          $6.40
 R3   --------------------------------------------------------------------------
      Hypothetical*      1.27%      $1,000.00        $1,018.80          $6.46
--------------------------------------------------------------------------------
      Actual             0.95%      $1,000.00        $1,002.00          $4.79
 R4   --------------------------------------------------------------------------
      Hypothetical*      0.95%      $1,000.00        $1,020.42          $4.84
--------------------------------------------------------------------------------
      Actual             0.65%      $1,000.00        $1,003.50          $3.28
 R5   --------------------------------------------------------------------------
      Hypothetical*      0.65%      $1,000.00        $1,021.93          $3.31
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.66%, 1.31%, and 1.19% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.36, $6.61, and $6.00 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.6%
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
ISSUER                                                                 PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                     $ 1,030,000        $  1,012,758
Liberty Media Corp., FRN, 5.37%, 2006                                    659,000             663,514
News America, Inc., 4.75%, 2010                                        1,000,000             984,610
                                                                                        ------------
                                                                                        $  2,660,882
----------------------------------------------------------------------------------------------------
Airlines - 0.1%
----------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                $   325,399        $    311,647
Continental Airlines, Inc., 6.545%, 2019                                  69,960              67,684
                                                                                        ------------
                                                                                        $    379,331
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
----------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                    $ 2,875,000        $  2,817,589
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 17.4%
----------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 4.2475%, 2035                   $ 1,759,000        $  1,759,825
Aesop Funding II LLC, 2.78%, 2007##                                    1,200,000           1,179,948
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                  2,000,000           1,989,329
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                         34,416              34,313
Bayview Commercial Asset Trust, FRN, 4.3475%, 2035##                   1,680,995           1,680,991
Bayview Financial Acquisition Trust, FRN, 5.402%, 2045                 1,552,000           1,551,927
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041        1,500,000           1,474,905
Brascan Real Estate, FRN, 5.7741%, 2040##                                418,000             417,080
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##              299,145             299,144
Capital One Auto Finance Trust, 4.79%, 2009                              171,287             171,133
Capital One Auto Finance Trust, 2.47%, 2010                            2,820,000           2,765,333
Capital One Auto Finance Trust, 3.18%, 2010                            1,000,000             980,675
Centex Home Equity Loan Trust, 3.9%, 2024                                276,000             271,950
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                  128,413             130,763
Citibank Credit Card Issuance Trust, 6.65%, 2008                         500,000             505,004
Citigroup/Deutsche Bank Commerical Mortage Trust, FRN,
5.17%, 2020                                                            1,810,000           1,810,778
Commercial Mortgage Acceptance Corp., 6.04%, 2030                         30,000              30,759
Commercial Mortgage Acceptance Corp., 7.03%, 2031                      1,070,000           1,131,150
Commercial Mortgage Asset Trust, FRN, 1.1305%, 2020^^##                4,909,622             226,974
Commercial Mortgage Pass-Through Certificate, FRN, 4.16%, 2017##       1,500,000           1,499,714
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                 668,000             658,993
CPS Auto Receivables Trust, 3.52%, 2009##                                 50,616              50,331
CPS Auto Receivables Trust, 2.89%, 2009##                                 87,800              85,852
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009        520,000             546,772
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                         150,000             154,125
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                  637,798             655,229
DLJ Commercial Mortgage Corp., 7.95%, 2010                             1,000,000           1,114,848
Drive Auto Receivables Trust, 2.77%, 2008##                              400,000             399,210
Drivetime Auto Owner Trust, 1.918%, 2008##                               424,691             419,979
E*TRADE RV & Marine Trust, 3.62%, 2018                                   912,000             873,155
Falcon Franchise Loan LLC, 7.382%, 2010##                                291,277             303,080
Falcon Franchise Loan LLC, FRN, 4.097%, 2023^^                         1,091,629             180,928
First Auto Receivables Group Trust, 2.436%, 2007##                       249,852             248,673
First Union National Bank Commercial Mortgage Trust, FRN,
1.2%, 2043^^##                                                         7,953,799             329,030
Gramercy Real Estate CDO Ltd., FRN, 4.52%, 2035##                      1,200,000           1,200,000
Holmes Financing PLC, FRN, 4.87%, 2040                                   470,000             472,056
Household Automotive Trust, 3.44%, 2009                                  354,085             351,118
Household Home Equity Loan Trust, FRN, 4.45%, 2012                        75,560              75,604
Hyundai Auto Receivables Trust, 2.8%, 2007##                              34,724              34,669
IKON Receivables Funding LLC, 2.33%, 2007                                218,779             217,707
IKON Receivables Funding LLC, 3.27%, 2011                                135,000             133,117
IMPAC CMB Trust, FRN, 4.4075%, 2034                                    1,274,086           1,276,169
IMPAC CMB Trust, FRN, 4.4975%, 2034                                      637,043             638,922
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.865%, 2013                                                           2,195,695           2,157,591
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.936%, 2042                                                           1,731,853           1,682,706
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030              511,984             524,747
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031                2,136               2,150
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008           962,606             983,973
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2009            70,000              73,617
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 0.7144%, 2023^^                                                   6,699,390             128,301
Long Beach Auto Receivables Trust, 2.841%, 2010                          796,000             776,417
Merrill Lynch Mortgage Investors, Inc., FRN, 7.0615%, 2030               170,000             176,210
Morgan Stanley ABS Capital I, FRN, 4.2475%, 2035                         686,141             686,785
Morgan Stanley Capital I, Inc., 6.48%, 2030                              500,000             514,400
Morgan Stanley Capital I, Inc., FRN, 1.1667%, 2031^^##                 4,370,927             119,040
Mortgage Capital Funding, Inc., 6.663%, 2008                             236,506             243,596
Mortgage Capital Funding, Inc., 6.337%, 2031                             512,135             525,337
Mortgage Capital Funding, Inc., FRN, 0.9637%, 2031^^                   2,014,986              32,498
Multi-Family Capital Access One, Inc., 6.65%, 2024                       581,167             601,234
Nationslink Funding Corp., 6.476%, 2030                                  463,253             478,311
New Century Home Equity Loan Trust, 4.532%, 2035                       2,000,000           1,965,156
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                       1,100,000           1,084,460
NovaStar Mortgage Funding Trust, FRN, 4.3275%, 2034                      495,031             495,387
People's Choice Home Loan Securities Trust, FRN, 4.3075%, 2031         3,000,000           3,005,488
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035              1,051,457           1,037,521
Putnam Structured Product Funding, FRN, 4.42%, 2008##                    457,627             457,626
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034          2,100,000           2,009,343
Residential Asset Mortgage Products, Inc., FRN, 4.2475%, 2035          2,621,286           2,623,598
RMAC PLC, FRN, 4.0338%, 2036##                                           420,000             420,000
SLM Student Loan Trust, 2.99%, 2022##                                  1,000,000             981,450
Structured Asset Securities Corp., FRN, 4.2875%, 2034                    400,394             400,649
Structured Asset Securities Corp., FRN, 4.67%, 2035                    1,887,955           1,865,244
Structured Asset Securities Corp., FRN, 4.2775%, 2035##                1,993,687           1,993,610
Superannuation Members Home Loans Global Trust, FRN,
4.33%, 2029                                                              163,625             163,723
Thornburg Mortgage Securities Trust, FRN, 4.3775%, 2043                  190,612             190,271
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                 410,685             420,376
Triad Auto Receivables Trust, 2.48%, 2008                                595,211             591,841
Triad Auto Receivables Trust, 3.24%, 2009                                390,964             387,439
Washington Mutual, Inc., FRN, 3.177%, 2033                               337,508             333,050
WFS Financial, Inc., 2.39%, 2007                                             195                 195
                                                                                        ------------
                                                                                        $ 60,464,602
----------------------------------------------------------------------------------------------------
Automotive - 2.0%
----------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 4.78%, 2008             $ 1,200,000        $  1,199,330
DaimlerChrysler Services North America LLC, 4.75%, 2008                  750,000             742,211
Ford Motor Credit Co., 5.8%, 2009                                      2,611,000           2,391,287
General Motors Acceptance Corp., 6.125%, 2006                            600,000             598,244
General Motors Acceptance Corp., 5.625%, 2009                          1,900,000           1,796,543
General Motors Corp., 7.2%, 2011                                         293,000             243,190
                                                                                        ------------
                                                                                        $  6,970,805
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.2%
----------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##        $   750,000        $    744,375
Bank of America Corp., 7.4%, 2011                                      1,250,000           1,379,899
BANK ONE Corp., 7.875%, 2010                                           2,165,000           2,405,477
Barclays Bank PLC, 8.55% to 2011, FRN to 2049##                        1,170,000           1,352,710
BNP Paribas, 5.186% to 2015, FRN to 2049##                             2,000,000           1,923,020
Bosphorus Financial Services Ltd., FRN, 5.59%, 2012##                    600,000             590,939
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##         1,209,000           1,144,750
Citigroup, Inc., 5%, 2014                                                324,000             317,290
Commercial Credit Co., 6.25%, 2008                                       750,000             773,360
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                     1,460,000           1,443,644
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                   2,000,000           1,975,804
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##               1,135,000           1,254,337
DEPFA Bank PLC, 3.625%, 2008                                           1,250,000           1,211,969
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                 1,750,000           1,801,317
J.P. Morgan Chase & Co., 5.125%, 2014                                  1,500,000           1,468,039
Kazkommerts International B.V., 8.5%, 2013##                             752,000             782,080
Mizuho Financial Group, Inc., 5.79%, 2014##                            1,017,000           1,042,899
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                     2,005,000           2,166,254
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                550,000             577,132
NationsBank Corp., 7.5%, 2006                                            125,000             127,827
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                          1,978,000           1,948,506
Popular North America, Inc., 6.125%, 2006                                605,000             609,280
Popular North America, Inc., 3.875%, 2008                                750,000             727,183
Popular North America, Inc., 4.7%, 2009                                1,200,000           1,185,427
Resona Bank Ltd., FRN, 5.85%, 2049##                                   1,453,000           1,402,466
Royal Bank of Scotland Group PLC, 9.118%, 2049                         1,510,000           1,735,354
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                   1,844,000           1,929,563
Spintab AB, 7.5% to 2006, FRN to 2049                                    175,000             178,706
Spintab AB, 7.5% to 2006, FRN to 2049##                                  150,000             153,177
Turanalem Finance B.V., 10%, 2007                                        550,000             584,375
UFJ Finance Aruba AEC, 6.75%, 2013                                       980,000           1,060,540
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##        717,000             832,437
Wachovia Corp., 7.8%, 2010                                               250,000             280,447
Wachovia Corp., 4.875%, 2014                                           1,150,000           1,118,234
Wachovia Corp., 6.3%, 2028                                               700,000             724,647
Wells Fargo & Co., 6.45%, 2011                                           200,000             212,751
                                                                                        ------------
                                                                                        $ 39,166,215
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
----------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                      $ 1,000,000        $  1,017,480
Comcast Cable Communications, Inc., 6.75%, 2011                            4,000               4,225
Cox Communications, Inc., 4.625%, 2010                                   900,000             868,468
Cox Communications, Inc., 4.625%, 2013                                   600,000             557,119
TCI Communications, Inc., 9.8%, 2012                                     150,000             181,556
Time Warner Entertainment Co. LP, 7.25%, 2008                            750,000             789,491
                                                                                        ------------
                                                                                        $  3,418,339
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.4%
----------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                             $ 1,199,000        $  1,170,115
Bear Stearns Cos., Inc., 4.55%, 2010                                   1,700,000           1,661,655
Goldman Sachs Group, Inc., 5.7%, 2012                                  1,650,000           1,685,350
Lehman Brothers Holdings E-Capital, FRN, 4.59%, 2065##                 1,098,000           1,100,506
Lehman Brothers Holdings, Inc., 3.95%, 2009                            2,300,000           2,210,781
Merrill Lynch & Co., Inc., 4.25%, 2010                                 1,600,000           1,548,624
Merrill Lynch & Co., Inc., 5.45%, 2014                                 1,500,000           1,512,273
Morgan Stanley Group, Inc., 4.75%, 2014                                1,000,000             943,340
                                                                                        ------------
                                                                                        $ 11,832,644
----------------------------------------------------------------------------------------------------
Building - 1.0%
----------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                 $ 1,250,000        $  1,355,129
Hanson PLC, 7.875%, 2010                                               2,000,000           2,212,464
                                                                                        ------------
                                                                                        $  3,567,593
----------------------------------------------------------------------------------------------------
Chemicals - 1.4%
----------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                      $ 1,900,000        $  1,908,763
Dow Chemical Co., 5.75%, 2008                                            350,000             359,475
Yara International A.S.A., 5.25%, 2014##                               2,700,000           2,603,397
                                                                                        ------------
                                                                                        $  4,871,635
----------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
----------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                         $   525,000        $    566,400
Tyco International Group S.A., 5.8%, 2006                                533,000             536,534
                                                                                        ------------
                                                                                        $  1,102,934
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
----------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                          $   155,000        $    157,007
  --------------------------------------------------------------------------------------------------
Containers - 0.1%
----------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                  $   230,000        $    230,655
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                            $   380,000        $    371,540
BAE Systems Holdings, Inc., 6.4%, 2011##                               1,260,000           1,325,897
Raytheon Co., 6.15%, 2008                                                 12,000              12,383
                                                                                        ------------
                                                                                        $  1,709,820
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.8%
----------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                          $   800,000        $    792,589
Gazprom, 9.125%, 2007                                                    800,000             839,000
Korea Development Bank, 4.75%, 2009                                      600,000             591,996
Pemex Project Funding Master Trust, 7.375%, 2014                         375,000             409,875
                                                                                        ------------
                                                                                        $  2,633,460
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 1.1%
----------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                             $   590,000        $    652,687
Republic of El Salvador, 9.5%, 2006                                      550,000             568,700
Republic of South Africa, 9.125%, 2009                                   750,000             841,875
Russian Federation, 8.25%, 2010##                                        700,000             746,375
State of Israel, 5.125%, 2014                                          1,000,000             975,603
                                                                                        ------------
                                                                                        $  3,785,240
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                            $ 1,400,000        $  1,450,974
Ocean Energy, Inc., 4.375%, 2007                                          45,000              44,584
Ocean Energy, Inc., 7.25%, 2011                                        1,710,000           1,875,494
Pioneer Natural Resource Co., 6.5%, 2008                               1,000,000           1,019,266
Ras Laffan Liquefied Natural Gas, 5.298%, 2020##                       2,000,000           1,955,120
                                                                                        ------------
                                                                                        $  6,345,438
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                       $   925,000        $    930,012
----------------------------------------------------------------------------------------------------
Entertainment - 0.9%
----------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                      $   100,000        $    107,036
Walt Disney Co., 6.75%, 2006                                           1,130,000           1,139,963
Walt Disney Co., 6.375%, 2012                                          1,600,000           1,685,157
                                                                                        ------------
                                                                                        $  2,932,156
----------------------------------------------------------------------------------------------------
Financial Institutions - 1.9%
----------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                        $   784,000        $    764,310
Countrywide Home Loans, Inc., 5.5%, 2007                                 240,000             241,641
Countrywide Home Loans, Inc., 4.125%, 2009                             1,700,000           1,633,049
General Electric Capital Corp., 8.7%, 2007                               133,000             139,184
Household Finance Corp., 4.75%, 2009                                   2,800,000           2,769,287
Household Finance Corp., 7%, 2012                                        170,000             185,577
HSBC Finance Corp., 6.75%, 2011                                           20,000              21,494
International Lease Finance Corp., 5%, 2010                              868,000             861,281
                                                                                        ------------
                                                                                        $  6,615,823
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                                $ 2,100,000        $  2,036,666
Coca-Cola HBC Finance B.V., 5.125%, 2013                                 550,000             547,147
General Mills, Inc., 6%, 2012                                            482,000             502,432
Kraft Foods, Inc., 4%, 2008                                              850,000             828,331
                                                                                        ------------
                                                                                        $  3,914,576
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                      $   345,000        $    363,904
Weyerhaeuser Co., 6.75%, 2012                                             80,000              84,712
                                                                                        ------------
                                                                                        $    448,616
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
----------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                          $   500,000        $    488,970
Harrah's Operating Co., Inc., 5.625%, 2015##                           1,409,000           1,352,037
MGM Mirage, Inc., 8.5%, 2010                                               3,000               3,218
                                                                                        ------------
                                                                                        $  1,844,225
----------------------------------------------------------------------------------------------------
Industrial - 0.2%
----------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                        $   700,000        $    701,141
----------------------------------------------------------------------------------------------------
Insurance - 1.5%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                      $   750,000        $    706,148
ASIF Global Financing XVIII, 3.85%, 2007##                             1,000,000             979,336
Hartford Financial Services Group, Inc., 4.7%, 2007                      150,000             149,102
John Hancock Global Funding II, 3.5%, 2009##                           1,250,000           1,194,639
MetLife, Inc., 5.375%, 2012                                              300,000             301,388
Prudential Financial, Inc., 5.1%, 2014                                 1,500,000           1,475,299
Prudential Insurance Co., 7.65%, 2007##                                  335,000             349,553
                                                                                        ------------
                                                                                        $  5,155,465
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.9%
----------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                 $ 1,700,000        $  1,718,353
AIG SunAmerica Global Financing IV, 5.85%, 2006##                        260,000             260,797
AIG SunAmerica Global Financing IX, 5.1%, 2007##                         375,000             376,275
AXIS Capital Holdings Ltd., 5.75%, 2014                                1,000,000             976,567
Fund American Cos., Inc., 5.875%, 2013                                 1,249,000           1,240,026
Safeco Corp., 4.2%, 2008                                                 930,000             912,954
Willis Group North America, Inc., 5.625%, 2015                         1,271,000           1,247,142
                                                                                        ------------
                                                                                        $  6,732,114
----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 1.4%
----------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                             $   265,000        $    282,664
KFW International Finance, Inc., 2.375%, 2006                            670,000             655,598
KFW International Finance, Inc., 3.25%, 2007                           1,600,000           1,564,080
Landesbank Baden-Wurttemberg, 5.125%, 2007                               300,000             301,574
Province of Manitoba, 4.25%, 2006                                        475,000             473,376
Province of New Brunswick, 3.5%, 2007                                    500,000             488,487
Province of Ontario, 6%, 2006                                          1,200,000           1,205,468
                                                                                        ------------
                                                                                        $  4,971,247
----------------------------------------------------------------------------------------------------
International Market Sovereign - 0.6%
----------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                       $ 2,000,000        $  1,897,928
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.1%
----------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                      $   460,000        $    464,047
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.4%
----------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                              $   650,000        $    656,491
Baxter International, Inc., 9.5%, 2008                                   600,000             660,830
                                                                                        ------------
                                                                                        $  1,317,321
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
----------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##              $   250,000        $    266,293
----------------------------------------------------------------------------------------------------
Mortgage Backed - 11.7%
----------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                             $    71,000        $     72,176
Fannie Mae, 6.022%, 2010                                               3,500,000           3,661,192
Fannie Mae, 4.557%, 2011                                               2,958,675           2,904,857
Fannie Mae, 4.845%, 2013                                                 773,462             761,355
Fannie Mae, 4.667%, 2014                                                 947,404             924,009
Fannie Mae, 4.846%, 2014                                               1,477,415           1,456,391
Fannie Mae, 5.413%, 2014                                                 889,112             916,616
Fannie Mae, 4.62%, 2015                                                  494,886             478,917
Fannie Mae, 7%, 2015                                                       1,874               1,957
Fannie Mae, 4.925%, 2015                                               1,094,062           1,082,467
Fannie Mae, 5.5%, 2016 - 2033                                          1,130,797           1,133,156
Fannie Mae, 6.5%, 2017                                                   110,411             114,034
Fannie Mae, 6%, 2017                                                     170,063             174,010
Fannie Mae, 5%, 2018                                                   1,697,493           1,675,689
Fannie Mae, 4.5%, 2018                                                   924,111             895,176
Freddie Mac, 4.125%, 2010                                              3,110,000           3,023,452
Freddie Mac, 6%, 2017                                                    107,961             110,327
Freddie Mac, 5.5%, 2017 - 2034                                         4,666,098           4,626,743
Freddie Mac, 5%, 2018 - 2024                                          14,904,037          14,775,768
Freddie Mac, 3%, 2021                                                  1,300,000           1,269,603
Freddie Mac, 3.108%, 2035                                                304,568             302,534
Ginnie Mae, 6%, 2034                                                     452,812             461,101
                                                                                        ------------
                                                                                        $ 40,821,530
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
----------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                     $   750,000        $    846,998
Enterprise Products Partners LP, 4.95%, 2010                           1,700,000           1,655,841
Kinder Morgan Energy Partners LP, 5.35%, 2007                            120,000             120,501
Kinder Morgan Energy Partners LP, 6.75%, 2011                            110,000             117,015
Kinder Morgan, Inc., 6.8%, 2008                                        1,000,000           1,037,910
                                                                                        ------------
                                                                                        $  3,778,265
----------------------------------------------------------------------------------------------------
Network & Telecom - 3.6%
----------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                          $ 1,500,000        $  1,468,755
British Telecom PLC, 7.875%, 2005                                        300,000             301,174
Deutsche Telekom International Finance B.V., 5.25%, 2013                 200,000             197,749
France Telecom S.A., 7.2%, 2006                                          905,000             912,766
France Telecom S.A., 7.75%, 2011                                         300,000             334,153
GTE Corp., 7.51%, 2009                                                   600,000             639,938
SBC Communications, Inc., 5.1%, 2014                                   2,000,000           1,930,856
Telecom Italia Capital, 4%, 2010                                       1,000,000             950,582
Telecom Italia Capital, 4.875%, 2010                                   1,023,000           1,001,905
Telecom Italia Capital, 5.25%, 2013                                    1,500,000           1,466,468
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                     530,000             534,586
Network & Telecom - continued
----------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                              $   850,000        $    882,643
Verizon New York, Inc., 6.875%, 2012                                   1,875,000           1,940,079
                                                                                        ------------
                                                                                        $ 12,561,654
----------------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                          $ 1,100,000        $  1,122,856
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                    $ 1,000,000        $  1,008,672
----------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
----------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                     $    90,000        $     91,581
Waste Management, Inc., 6.375%, 2012                                     250,000             264,376
                                                                                        ------------
                                                                                        $    355,957
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                            $   365,000        $    367,531
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
----------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                     $ 1,400,000        $  1,477,115
Union Pacific Corp., 6.125%, 2012                                      1,000,000           1,048,156
                                                                                        ------------
                                                                                        $  2,525,271
----------------------------------------------------------------------------------------------------
Real Estate - 2.4%
----------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                       $   655,000        $    663,966
EOP Operating LP, 6.8%, 2009                                             885,000             926,930
EOP Operating LP, 4.65%, 2010                                          1,000,000             973,010
Kimco Realty Corp., 7.5%, 2006                                           300,000             307,783
Kimco Realty Corp., 6%, 2012                                           1,649,000           1,709,157
Simon Property Group LP, 6.375%, 2007                                    125,000             128,110
Simon Property Group LP, 7.125%, 2009                                  1,100,000           1,164,748
Simon Property Group LP, 4.6%, 2010                                      909,000             887,721
Vornado Realty Trust, 5.625%, 2007                                       730,000             736,389
Vornado Realty Trust, 4.5%, 2009                                       1,000,000             970,162
                                                                                        ------------
                                                                                        $  8,467,976
----------------------------------------------------------------------------------------------------
Retailers - 0.7%
----------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                    $ 1,500,000        $  1,372,839
May Department Stores Co., 5.95%, 2008                                 1,136,000           1,162,796
                                                                                        ------------
                                                                                        $  2,535,635
----------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
----------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                               $   815,000        $    851,298
----------------------------------------------------------------------------------------------------
Supranational - 0.7%
----------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012##                                $ 2,000,000        $  1,922,028
Corporacion Andina de Fomento, 7.25%, 2007                               425,000             436,787
Corporacion Andina de Fomento, 6.875%, 2012                              200,000             216,156
                                                                                        ------------
                                                                                        $  2,574,971
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                            $   236,000        $    238,047
Sprint Capital Corp., 4.78%, 2006                                      1,450,000           1,449,362
Sprint Capital Corp., 7.625%, 2011                                     1,000,000           1,100,424
                                                                                        ------------
                                                                                        $  2,787,833
----------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                         $   568,000        $    615,294
Philip Morris Capital Corp., 7.5%, 2009                                1,300,000           1,379,300
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                        125,000             125,625
                                                                                        ------------
                                                                                        $  2,120,219
----------------------------------------------------------------------------------------------------
Transportation - Services - 0%
----------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                             $   100,000        $    123,695
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.9%
----------------------------------------------------------------------------------------------------
Aid to Israel, 6.6%, 2008                                            $     9,826        $     10,084
Aid-Egypt, 4.45%, 2015                                                   658,000             636,516
Fannie Mae, 7.25%, 2010                                                2,425,000           2,652,574
Fannie Mae, 6.125%, 2012                                                 315,000             336,703
Fannie Mae, 5.25%, 2012                                                1,000,000           1,007,399
Federal Home Loan Bank, 2.25%, 2006                                    1,700,000           1,680,562
Federal Home Loan Bank, 5.25%, 2014                                    6,000,000           6,140,652
Freddie Mac, 4.875%, 2007                                              3,000,000           3,011,193
Freddie Mac, 6.875%, 2010                                              1,038,000           1,131,337
Freddie Mac, 5.125%, 2012                                              2,000,000           2,029,742
Small Business Administration, 4.93%, 2024                               908,151             900,869
Small Business Administration, 5.18%, 2024                             2,865,025           2,877,702
Small Business Administration, 4.76%, 2025                             1,752,000           1,709,963
                                                                                        ------------
                                                                                        $ 24,125,296
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.5%
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                        $   947,000        $    932,055
U.S. Treasury Notes, 2.625%, 2008                                      4,000,000           3,830,468
U.S. Treasury Notes, 6.5%, 2010                                        2,759,000           2,974,762
U.S. Treasury Notes, 4.25%, 2013                                       3,500,000           3,432,324
U.S. Treasury Notes, 4%, 2014###                                       1,825,000           1,753,783
U.S. Treasury Notes, 4.75%, 2014                                       2,750,000           2,784,375
U.S. Treasury Notes, 4.25%, 2014                                       2,000,000           1,951,172
U.S. Treasury Notes, 4.125%, 2015                                        500,000             482,500
U.S. Treasury Notes, 4.25%, 2015                                       1,080,000           1,053,843
                                                                                        ------------
                                                                                        $ 19,195,282
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.0%
----------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                $   225,000        $    259,792
Constellation Energy Group, Inc., 6.35%, 2007                          2,330,000           2,373,932
DTE Energy Co., 6.45%, 2006                                              750,000             756,991
DTE Energy Co., 7.05%, 2011                                              750,000             805,258
Duke Capital LLC, 6.25%, 2013                                          1,000,000           1,035,670
Empresa Nacional de Electricidad S.A., 8.35%, 2013                       273,000             305,794
Exelon Generation Co. LLC, 6.95%, 2011                                 1,225,000           1,316,519
FirstEnergy Corp., 5.5%, 2006                                            600,000             603,476
FirstEnergy Corp., 6.45%, 2011                                         1,540,000           1,619,938
FPL Group Capital, Inc., 3.25%, 2006                                     500,000             497,106
HQI Transelec Chile S.A., 7.875%, 2011                                   800,000             888,038
MidAmerican Energy Holdings Co., 4.625%, 2007                            310,000             307,693
MidAmerican Energy Holdings Co., 3.5%, 2008                              119,000             114,420
NiSource Finance Corp., 7.625%, 2005                                     180,000             180,187
Oncor Electric Delivery Co., 5%, 2007                                    325,000             324,495
Pacific Gas & Electric Co., 3.6%, 2009                                   607,000             580,370
Progress Energy, Inc., 6.05%, 2007                                       610,000             618,951
PSEG Power LLC, 6.875%, 2006                                             430,000             434,022
System Energy Resources, Inc., 5.129%, 2014##                            941,144             903,941
TXU Energy Co., 6.125%, 2008                                             375,000             380,196
TXU Energy Co., 7%, 2013                                                 700,000             728,913
Virginia Electric & Power Co., 5.375%, 2007                              363,000             365,089
Virginia Electric & Power Co., 4.1%, 2008                              1,226,000           1,192,707
Wisconsin Energy Corp., 5.875%, 2006                                     894,000             898,381
                                                                                        ------------
                                                                                        $ 17,491,879
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $339,670,383)                                             $333,120,973
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.0%
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.01%, dated 10/31/05, due 11/01/05, total to be received $17,466,945 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost     $17,465,000        $ 17,465,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $357,135,383)                                       $350,585,973
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.6)%                                                   (2,092,080)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $348,493,893
----------------------------------------------------------------------------------------------------
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN Floating Rate Note

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2005:

                                                                                          UNREALIZED
                                                                      EXPIRATION        APPRECIATION
DESCRIPTION                          CONTRACTS            VALUE             DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)          116      $12,283,312           Dec-05            $184,657

U.S. Treasury Note 10 year (Short)           6          650,719           Dec-05              16,186
----------------------------------------------------------------------------------------------------
                                                                                            $200,843
----------------------------------------------------------------------------------------------------

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $357,135,383)               $350,585,973
Cash                                                                         172
Receivable for investments sold                                        2,390,768
Receivable for fund shares sold                                          996,986
Interest receivable                                                    3,706,372
Receivable from investment adviser                                        87,224
------------------------------------------------------------------------------------------------------
Total assets                                                                              $357,767,495
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $178,831
Payable for daily variation margin on open futures contracts               2,000
Payable for investments purchased                                      8,870,315
Payable for fund shares reacquired                                        93,068
Payable to affiliates
  Management fee                                                           7,598
  Shareholder servicing costs                                             19,703
  Distribution and service fees                                            2,242
  Administrative services fee                                                254
  Retirement plan administration and services fees                             4
Accrued expenses and other liabilities                                    99,587
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $9,273,602
------------------------------------------------------------------------------------------------------
Net assets                                                                                $348,493,893
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $361,393,314
Unrealized appreciation (depreciation) on investments                 (6,348,567)
Accumulated net realized gain (loss) on investments                   (5,492,379)
Accumulated distributions in excess of net investment income          (1,058,475)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $348,493,893
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   35,254,489
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $69,222,363
  Shares outstanding                                                   7,000,181
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $9.89
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.89)                                                    $10.38
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $11,855,280
  Shares outstanding                                                   1,198,635
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.89
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,795,328
  Shares outstanding                                                     484,537
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $9.90
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $262,054,244
  Shares outstanding                                                  26,513,823
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.88
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $254,852
  Shares outstanding                                                      25,790
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.88
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,848
  Shares outstanding                                                       5,140
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.89
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,489
  Shares outstanding                                                       5,104
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.89
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $93,645
  Shares outstanding                                                       9,467
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.89
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $66,124
  Shares outstanding                                                       6,685
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.89
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,720
  Shares outstanding                                                       5,127
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $9.89
------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                              $7,804,020
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $849,824
  Distribution and service fees                                            208,874
  Shareholder servicing costs                                              230,975
  Administrative services fee                                               19,622
  Retirement plan administration and services fees                             359
  Independent trustees' compensation                                         4,984
  Custodian fee                                                             77,165
  Printing                                                                  34,582
  Postage                                                                    2,165
  Auditing fees                                                             24,683
  Legal fees                                                                 6,305
  Shareholder solicitation expenses                                          2,633
  Miscellaneous                                                             62,751
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,524,922
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor             (454,219)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,070,703
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $6,733,317
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $(575,049)
  Futures contracts                                                          6,340
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(568,709)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(5,439,112)
  Futures contracts                                                        220,696
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(5,218,416)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(5,787,125)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                           $946,192
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     10/31/05                  4/30/05
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $6,733,317              $10,055,799
Net realized gain (loss) on investments                              (568,709)                (724,035)
Net unrealized gain (loss) on investments                          (5,218,416)                (510,645)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $946,192               $8,821,119
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(1,426,798)             $(2,535,246)
  Class B                                                            (212,001)                (482,891)
  Class C                                                             (87,842)                (210,937)
  Class I                                                          (5,541,914)              (9,198,598)
  Class R                                                              (5,935)                 (12,936)
  Class R1                                                               (817)                    (136)
  Class R2                                                               (895)                    (149)
  Class R3                                                             (1,154)                  (1,585)
  Class R4                                                             (1,019)                    (170)
  Class R5                                                             (1,095)                    (182)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(7,279,470)            $(12,442,830)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $35,131,417              $87,821,597
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                       $5
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $28,798,139              $84,199,891
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $319,695,754             $235,495,863
At end of period (including accumulated distributions
in excess of net investment income of $1,058,475 and
$512,322, respectively)                                          $348,493,893             $319,695,754
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                   YEARS ENDED 4/30
                                        ENDED      ---------------------------------------------------------------------------
CLASS A                              10/31/05             2005             2004             2003           2002           2001
                                  (UNAUDITED)
Net asset value,
beginning of period                    $10.07           $10.19           $10.43            $9.92          $9.85          $9.38
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                $0.20            $0.37            $0.34            $0.35          $0.49          $0.67
  Net realized and unrealized
  gain (loss) on investments            (0.17)           (0.04)           (0.11)            0.68           0.23           0.48
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.03            $0.33            $0.23            $1.03          $0.72          $1.15
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.21)          $(0.45)          $(0.46)          $(0.51)        $(0.65)        $(0.68)
  From net realized gain on
  investments                              --               --            (0.01)           (0.01)            --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                           $(0.21)          $(0.45)          $(0.47)          $(0.52)        $(0.65)        $(0.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $9.89           $10.07           $10.19           $10.43          $9.92          $9.85
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                  0.32++           3.33             2.27            10.59           7.47          12.63
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                             1.13+            1.10             1.16             1.41           9.37           4.13
Expenses after expense
reductions##                             0.70+            0.70             0.74             0.75           0.41           0.03
Net investment income(S)                 3.90+            3.59             3.26             3.48           5.62           7.02
Portfolio turnover                         15               34               40               79             75            133
Net assets at end of period (000
Omitted)                              $69,222          $64,090          $49,065          $36,151         $1,391           $235
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 4/30
                                                    ENDED      --------------------------------------------------------------
CLASS B                                          10/31/05             2005             2004             2003           2002**
                                              (UNAUDITED)
Net asset value, beginning of period               $10.07           $10.19           $10.43            $9.92           $10.03
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                            $0.15            $0.28            $0.25            $0.27            $0.07
  Net realized and unrealized gain (loss)
  on investments                                    (0.16)           (0.03)           (0.10)            0.67            (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.01)           $0.25            $0.15            $0.94           $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.17)          $(0.37)          $(0.38)          $(0.42)          $(0.08)
  From net realized gain on investments                --               --            (0.01)           (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.17)          $(0.37)          $(0.39)          $(0.43)          $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.89           $10.07           $10.19           $10.43            $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             (0.11)++          2.45             1.41             9.66            (0.27)++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.78+            1.75             1.81             2.06            10.47+
Expenses after expense reductions##                  1.55+            1.55             1.59             1.60             1.61+
Net investment income(S)                             3.04+            2.75             2.40             2.63             4.49+
Portfolio turnover                                     15               34               40               79               75
Net assets at end of period (000 Omitted)         $11,855          $13,029          $13,927          $15,603             $234
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 4/30
                                                    ENDED      --------------------------------------------------------------
CLASS C                                          10/31/05             2005             2004             2003           2002**
                                              (UNAUDITED)
Net asset value, beginning of period               $10.08           $10.20           $10.43            $9.92           $10.03
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                            $0.15            $0.28            $0.25            $0.26            $0.07
  Net realized and unrealized gain (loss)
  on investments                                    (0.16)           (0.03)           (0.09)            0.68            (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.01)           $0.25            $0.16            $0.94           $(0.03)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.17)          $(0.37)          $(0.38)          $(0.42)          $(0.08)
  From net realized gain on investments                --               --            (0.01)           (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.17)          $(0.37)          $(0.39)          $(0.43)          $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.90           $10.08           $10.20           $10.43            $9.92
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                             (0.10)++          2.46             1.51             9.63            (0.27)++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                 1.78+            1.75             1.81             2.06            10.47+
Expenses after expense reductions##                  1.55+            1.55             1.59             1.60             1.61+
Net investment income(S)                             3.05+            2.78             2.40             2.60             4.35+
Portfolio turnover                                     15               34               40               79               75
Net assets at end of period (000 Omitted)          $4,795           $5,435           $6,553           $4,671              $13
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 4/30
                                    ENDED         ----------------------------------------------------------------------------
CLASS I                          10/31/05                2005                2004           2003           2002           2001
                              (UNAUDITED)

Net asset value, beginning
of period                          $10.07              $10.19              $10.42          $9.92          $9.84          $9.38
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#            $0.20               $0.38               $0.35          $0.34          $0.59          $0.68
  Net realized and
  unrealized gain (loss) on
  investments                       (0.17)              (0.03)              (0.09)          0.69           0.14           0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.03               $0.35               $0.26          $1.03          $0.73          $1.14
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.22)             $(0.47)             $(0.48)        $(0.52)        $(0.65)        $(0.68)
  From net realized gain on
  investments                          --                  --               (0.01)         (0.01)            --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.22)             $(0.47)             $(0.49)        $(0.53)        $(0.65)        $(0.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $9.88              $10.07              $10.19         $10.42          $9.92          $9.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                 0.29++              3.48                2.52          10.65           7.60          12.52
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         0.78+               0.75                0.81           1.06           8.99           4.13
Expenses after expense
reductions##                         0.55+               0.55                0.59           0.60           0.13           0.03
Net investment income(S)             4.04+               3.73                3.42           3.58           5.90           6.96
Portfolio turnover                     15                  34                  40             79             75            133
Net assets at end of period
(000 Omitted)                    $262,054            $236,598            $165,586        $47,031           $980           $915
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS                       YEARS ENDED 4/30
                                                                 ENDED       ------------------------------------------------
CLASS R                                                       10/31/05               2005               2004           2003**
                                                           (UNAUDITED)
Net asset value, beginning of period                            $10.07             $10.19             $10.43           $10.35
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.18              $0.32              $0.31            $0.10
  Net realized and unrealized gain (loss) on investments         (0.17)             (0.02)             (0.11)            0.13^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.01              $0.30              $0.20            $0.23
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.20)            $(0.42)            $(0.43)          $(0.15)
  From net realized gain on investments                             --                 --              (0.01)              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.20)            $(0.42)            $(0.44)          $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.88             $10.07             $10.19           $10.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                              0.04++             2.97               1.92             2.26++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.28+              1.25               1.31             1.56+
Expenses after expense reductions##                               1.05+              1.05               1.09             1.10+
Net investment income                                             3.54+              3.24               2.96             3.06+
Portfolio turnover                                                  15                 34                 40               79
Net assets at end of period (000 Omitted)                         $255               $301               $325              $48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               SIX MONTHS                YEARS
                                                                                    ENDED                ENDED
CLASS R1                                                                         10/31/05            4/30/05**
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $10.07               $10.00
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income#                                                            $0.14                $0.02
  Net realized and unrealized gain (loss) on investments                            (0.16)                0.08^
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $(0.02)               $0.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.16)              $(0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.89               $10.07
--------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                (0.20)++              0.97++
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 1.98+                2.03+
Expenses after expense reductions##                                                  1.74+                1.83+
Net investment income                                                                2.86+                2.52+
Portfolio turnover                                                                     15                   34
Net assets at end of period (000 Omitted)                                             $51                  $51
--------------------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS                YEARS
                                                                                    ENDED                ENDED
CLASS R2                                                                         10/31/05            4/30/05**
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $10.07               $10.00
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income#                                                            $0.16                $0.02
  Net realized and unrealized gain (loss) on investments                            (0.16)                0.08^
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      $--                $0.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.18)              $(0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.89               $10.07
--------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                (0.04)++              1.00++
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 1.68+                1.73+
Expenses after expense reductions##                                                  1.43+                1.53+
Net investment income                                                                3.17+                2.81+
Portfolio turnover                                                                     15                   34
Net assets at end of period (000 Omitted)                                             $50                  $51
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                      SIX MONTHS              YEARS ENDED 4/30
                                                                           ENDED       -------------------------------
CLASS R3                                                                10/31/05               2005             2004**
                                                                     (UNAUDITED)
Net asset value, beginning of period                                      $10.07             $10.19             $10.29
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                   $0.17              $0.30              $0.14
  Net realized and unrealized gain (loss) on investments                   (0.17)             (0.03)             (0.03)^
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             $--              $0.27              $0.11
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.18)            $(0.39)            $(0.20)
  From net realized gain on investments and foreign currency
  transactions                                                                --                 --              (0.01)
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                              $(0.18)            $(0.39)            $(0.21)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.89             $10.07             $10.19
----------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                        0.03++             2.71               1.05++
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                        1.52+              1.50               1.54+
Expenses after expense reductions##                                         1.27+              1.30               1.32+
Net investment income                                                       3.39+              2.99               2.71+
Portfolio turnover                                                            15                 34                 40
Net assets at end of period (000 Omitted)                                    $94                $42                $40
----------------------------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS                YEARS
                                                                                    ENDED                ENDED
CLASS R4                                                                         10/31/05            4/30/05**
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $10.07               $10.00
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income#                                                            $0.18                $0.03
  Net realized and unrealized gain (loss) on investments                            (0.16)                0.07^
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.02                $0.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.20)              $(0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.89               $10.07
--------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                 0.20++               1.04++
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 1.18+                1.22+
Expenses after expense reductions##                                                  0.95+                1.02+
Net investment income                                                                3.64+                3.32+
Portfolio turnover                                                                     15                   34
Net assets at end of period (000 Omitted)                                             $66                  $51
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               SIX MONTHS                YEARS
                                                                                    ENDED                ENDED
CLASS R5                                                                         10/31/05            4/30/05**
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $10.07               $10.00
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income#                                                            $0.20                $0.03
  Net realized and unrealized gain (loss) on investments                            (0.16)                0.08^
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.04                $0.11
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.22)              $(0.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $9.89               $10.07
--------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                 0.35++               1.06++
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                 0.88+                0.93+
Expenses after expense reductions##                                                  0.65+                0.73+
Net investment income                                                                3.95+                3.63+
Portfolio turnover                                                                     15                   34
Net assets at end of period (000 Omitted)                                             $51                  $51
--------------------------------------------------------------------------------------------------------------

Any redemption fee charged by the fund during the 2004 fiscal year resulted in a per share impact of less than $0.01.

 ** For the period from the class' inception, March 1, 2002 (Classes B and C), December 31, 2002 (Class R), October 31, 2003
    (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
(S) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to May 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2005, there was no reduction.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for straddle loss deferrals, wash sales, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:
                                                    4/30/05            4/30/04
Distributions declared from:
  Ordinary income                               $12,442,830         $7,767,514

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                     $637,454
        Capital loss carryforward                       (1,572,800)
        Post-October capital loss deferral                (427,516)
        Unrealized appreciation (depreciation)          (4,046,930)
        Other temporary differences                     (1,156,351)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2012, $(108,693) and April 30, 2013, $(1,464,107).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2005, this waiver amounted to $338,605 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.30% of the fund's daily net assets.

MFS has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that the fund's operating expenses do not exceed 0.25% of the fund's average daily net assets annually. This new arrangement will be in effect until August 31, 2006. Prior to August 31, 2005, MFS contractually agreed, subject to reimbursement, to bear a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that these operating expenses did not exceed 0.25% of the fund's average daily net assets annually. This reimbursement agreement terminated on September 1, 2005. The fund will not be required to reimburse MFS $68,763 for unreimbursed expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $3,589 for the six months ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.15%              $840          $118,478
Class B                          0.75%            0.25%            1.00%          1.00%                63            62,991
Class C                          0.75%            0.25%            1.00%          1.00%                 3            26,090
Class R                          0.25%            0.25%            0.50%          0.50%                19               772
Class R1                         0.50%            0.25%            0.75%          0.75%               189               193
Class R2                         0.25%            0.25%            0.50%          0.50%               126               128
Class R3                         0.25%            0.25%            0.50%          0.50%               105               158
Class R4                           --             0.25%            0.25%          0.25%                63                64
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $208,874

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31,
    2005 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $33,817 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $33,817 and is reflected as a reduction of total expenses in the Statement of Operations.
(3) For the six months ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                            AMOUNT

          Class A                                               $7
          Class B                                          $12,748
          Class C                                             $668

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $190,407, which equated to 0.1120% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $34,709.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.0115% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                              EFFECTIVE      TOTAL     RETAINED
                                 FEE RATE       RATE(1)     AMOUNT       BY MFS

Class R1                            0.45%         0.44%       $115          $90
Class R2                            0.40%         0.38%        102           77
Class R3                            0.25%         0.22%         78           47
Class R4                            0.15%         0.15%         38           38
Class R5                            0.10%         0.10%         26           26
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees        $359         $278

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended October 31, 2005, this waiver amounted to $16 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $839, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                  PURCHASES              SALES

U.S. government securities                      $15,449,523        $12,559,391
------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $65,503,912        $34,898,246
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $360,197,238
          ----------------------------------------------------------
          Gross unrealized appreciation                     $512,801
          Gross unrealized depreciation                  (10,124,066)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(9,611,265)

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 10/31/05            Year ended 4/30/05
                                              SHARES          AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   1,386,320      $13,933,677       2,901,302       $29,492,343
Shares issued to shareholders in
reinvestment of distributions                    45,484          456,681          81,698           828,920
Shares reacquired                              (795,864)      (7,994,828)     (1,432,852)      (14,550,714)
----------------------------------------------------------------------------------------------------------
Net change                                      635,940       $6,395,530       1,550,148       $15,770,549

CLASS B SHARES
Shares sold                                     105,037       $1,053,120         355,734        $3,611,367
Shares issued to shareholders in
reinvestment of distributions                    17,014          170,897          42,300           429,626
Shares reacquired                              (216,946)      (2,179,347)       (470,736)       (4,773,451)
----------------------------------------------------------------------------------------------------------
Net change                                      (94,895)       $(955,330)        (72,702)        $(732,458)

CLASS C SHARES
Shares sold                                      46,641         $469,932         186,213        $1,915,773
Shares issued to shareholders in
reinvestment of distributions                     6,490           65,242          17,242           149,830
Shares reacquired                              (107,827)      (1,084,492)       (306,862)       (3,101,654)
-----------------------------------------------------------------------------------------------------------
Net change                                      (54,696)       $(549,318)       (103,407)      $(1,036,051)

CLASS I SHARES
Shares sold                                   2,523,543      $25,351,720       7,006,028       $71,160,419
Shares issued to shareholders in
reinvestment of distributions                   552,348        5,541,928         967,436         9,812,716
Shares reacquired                               (68,301)        (685,484)       (722,318)       (7,335,421)
----------------------------------------------------------------------------------------------------------
Net change                                    3,007,590      $30,208,164       7,251,146       $73,637,714

CLASS R SHARES
Shares sold                                      20,960         $210,898          30,131          $305,483
Shares issued to shareholders in
reinvestment of distributions                       580            5,820           1,365            13,841
Shares reacquired                               (25,630)        (257,733)        (33,526)         (339,831)
----------------------------------------------------------------------------------------------------------
Net change                                       (4,090)        $(41,015)         (2,030)         $(20,507

                                             Six months ended 10/31/05          Period ended 4/30/05*
                                              SHARES          AMOUNT           SHARES           AMOUNT

CLASS R1 SHARES
Shares sold                                          45             $452           5,000           $50,000
Shares issued to shareholders in
reinvestment of distributions                        81              817              14               136
----------------------------------------------------------------------------------------------------------
Net change                                          126           $1,269           5,014           $50,136

CLASS R2 SHARES
Shares sold                                          --              $--           5,000           $50,000
Shares issued to shareholders in
reinvestment of distributions                        89              895              15               149
----------------------------------------------------------------------------------------------------------
Net change                                           89             $895           5,015           $50,149

                                             Six months ended 10/31/05            Year ended 4/30/05
                                              SHARES          AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES
Shares sold                                       5,227           52,463              --               $--
Shares issued to shareholders in
reinvestment of distributions                       115            1,153             169             1,713
----------------------------------------------------------------------------------------------------------
Net change                                        5,342          $53,616             169            $1,713

                                             Six months ended 10/31/05          Period ended 4/30/05*
                                              SHARES          AMOUNT           SHARES           AMOUNT

CLASS R4 SHARES
Shares sold                                       1,567          $15,492           5,000           $50,000
Shares issued to shareholders in
reinvestment of distributions                       101            1,019              17               170
----------------------------------------------------------------------------------------------------------
Net change                                        1,668          $16,511           5,017           $50,170

CLASS R5 SHARES
Shares sold                                          --              $--           5,000           $50,000
Shares issued to shareholders in
reinvestment of distributions                       109            1,095              18               182
----------------------------------------------------------------------------------------------------------
Net change                                          109           $1,095           5,018           $50,182

* For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005, through
  April 30, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 50%, 25%, and less than 1% for each of the three MFS Lifetime Funds, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $1,029, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 49th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 77th percentile for the one-year period and the 25th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             IBF-SEM-12/05 10M

MFS(R) LIMITED MATURITY FUND                               10/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             13
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    27
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    37
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            41
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   41
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      94.5%
              Cash & Other Net Assets                     5.5%

              MARKET SECTORS*

              High Grade Corporates                     46.6%
              -----------------------------------------------
              Asset Backed Securities                   15.3%
              -----------------------------------------------
              Mortgage-Backed Securities                11.3%
              -----------------------------------------------
              Commercial Mortgage-Backed
              Securities                                 6.7%
              -----------------------------------------------
              Non U.S. Government Bonds                  5.7%
              -----------------------------------------------
              Cash & Other Net Assets                    5.5%
              -----------------------------------------------
              Emerging Market Bonds                      2.8%
              -----------------------------------------------
              U.S. Government Agencies                   2.4%
              -----------------------------------------------
              High Yield Corporates                      2.2%
              -----------------------------------------------
              Residential Mortgage-Backed
              Securities                                 1.5%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                       44.0%
              -----------------------------------------------
              AA                                         7.5%
              -----------------------------------------------
              A                                         18.6%
              -----------------------------------------------
              BBB                                       27.3%
              -----------------------------------------------
              BB                                         2.6%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                       1.6
              -----------------------------------------------
              Average Life***                        3.3 yrs.
              -----------------------------------------------
              Average Maturity***                    9.3 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities****                               A+
              -----------------------------------------------
              Average Short Term Quality                  A-1
              -----------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 10/31/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                   Expenses
                      Annualized     Beginning       Ending      Paid During
                       Expense    Account Value  Account Value      Period**
   Share Class          Ratio        5/01/05       10/31/05    5/01/05-10/31/05

------------------------------------------------------------------------------
       Actual           0.66%       $1,000.00      $1,008.60        $3.34
 A     -----------------------------------------------------------------------
       Hypothetical*    0.66%       $1,000.00      $1,021.88        $3.36
------------------------------------------------------------------------------
       Actual           1.45%       $1,000.00      $1,004.70        $7.33
 B     -----------------------------------------------------------------------
       Hypothetical*    1.45%       $1,000.00      $1,017.90        $7.38
------------------------------------------------------------------------------
       Actual           1.52%       $1,000.00      $1,004.30        $7.68
 C     -----------------------------------------------------------------------
       Hypothetical*    1.52%       $1,000.00      $1,017.54        $7.73
------------------------------------------------------------------------------
       Actual           0.51%       $1,000.00      $1,007.80        $2.58
 I     -----------------------------------------------------------------------
       Hypothetical*    0.51%       $1,000.00      $1,022.63        $2.60
------------------------------------------------------------------------------
       Actual           0.91%       $1,000.00      $1,007.40        $4.60
 R     -----------------------------------------------------------------------
       Hypothetical*    0.91%       $1,000.00      $1,020.62        $4.63
------------------------------------------------------------------------------
       Actual           1.69%       $1,000.00      $1,003.40        $8.53
 R1    -----------------------------------------------------------------------
       Hypothetical*    1.69%       $1,000.00      $1,016.69        $8.59
------------------------------------------------------------------------------
       Actual           1.39%       $1,000.00      $1,004.90        $7.02
 R2    -----------------------------------------------------------------------
       Hypothetical*    1.39%       $1,000.00      $1,018.20        $7.07
------------------------------------------------------------------------------
       Actual           1.12%       $1,000.00      $1,006.20        $5.66
 R3    -----------------------------------------------------------------------
       Hypothetical*    1.12%       $1,000.00      $1,019.56        $5.70
------------------------------------------------------------------------------
       Actual           0.91%       $1,000.00      $1,007.40        $4.60
 R4    -----------------------------------------------------------------------
       Hypothetical*    0.91%       $1,000.00      $1,020.62        $4.63
------------------------------------------------------------------------------
       Actual           0.61%       $1,000.00      $1,008.90        $3.09
 R5    -----------------------------------------------------------------------
       Hypothetical*    0.61%       $1,000.00      $1,022.13        $3.11
------------------------------------------------------------------------------
       Actual           1.01%       $1,000.00      $1,005.30        $5.10
529A   -----------------------------------------------------------------------
       Hypothetical*    1.01%       $1,000.00      $1,020.11        $5.14
------------------------------------------------------------------------------
       Actual           1.70%       $1,000.00      $1,001.90        $8.58
529B   -----------------------------------------------------------------------
       Hypothetical*    1.70%       $1,000.00      $1,016.64        $8.64
------------------------------------------------------------------------------
       Actual           1.76%       $1,000.00      $1,003.10        $8.89
529C   -----------------------------------------------------------------------
       Hypothetical*    1.76%       $1,000.00      $1,016.33        $8.94
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.61%, 1.26%, and 1.04% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.13, $6.42, and $5.26 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT        $ VALUE
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
--------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                  $   4,060,000      $   3,992,036
Liberty Media Corp., FRN, 5.37%, 2006                                 1,977,000          1,990,542
                                                                                     -------------
                                                                                     $   5,982,578
--------------------------------------------------------------------------------------------------
Airlines - 0.2%
--------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                             $   1,171,437      $   1,121,930
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
--------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                 $   7,450,000      $   7,301,231
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 23.4%
--------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 4.2475%, 2035                $   4,995,000      $   4,997,343
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                        30,114             30,024
Ameriquest Mortgage Securities, Inc., FRN, 4.3375%, 2034              1,415,919          1,417,473
Bayview Commercial Asset Trust, FRN, 4.3475%, 2035##                  3,285,850          3,285,843
Brascan Real Estate, FRN, 5.7741%, 2040##                             1,526,000          1,522,643
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##           1,978,214          1,978,214
Capital One Auto Finance Trust, 4.79%, 2009                           2,332,404          2,330,313
Capital One Auto Finance Trust, 2.47%, 2010                           6,610,000          6,481,863
Centex Home Equity Loan Trust, 3.9%, 2024                             1,215,000          1,197,172
Chalet Finance 1 PLC, FRN, 4.3838%, 2013                              4,800,000          4,806,758
Chase Commercial Mortgage Securities Corp., 7.37%, 2029               1,096,159          1,116,215
Circuit City Credit Card Master Trust, FRN, 4.4%, 2011                2,530,000          2,533,163
Citibank Credit Card Issuance Trust, 6.65%, 2008                      3,375,000          3,408,776
Commercial Mortgage Asset Trust, FRN, 0.8866%, 2032##^^              30,316,916          1,401,563
Commercial Mortgage Pass-Through Certificate, FRN, 4.16%, 2017##      3,400,000          3,399,352
Continental Airlines, Inc., FRN, 4.24%, 2011                          1,609,875          1,607,314
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035              2,266,000          2,235,445
CPS Auto Receivables Trust, 2.89%, 2009##                               717,032            701,124
CPS Auto Receivables Trust, 3.5%, 2009##                                260,818            259,066
CPS Auto Receivables Trust, 3.52%, 2009##                               182,191            181,166
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009     2,240,000          2,355,326
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               3,741,750          3,844,009
Drive Auto Receivables Trust, 2.77%, 2008##                           3,149,000          3,142,777
Drivetime Auto Owner Trust, 1.918%, 2008##                            2,900,032          2,867,859
E*TRADE RV & Marine Trust, 3.62%, 2018                                3,411,000          3,265,714
Falcon Franchise Loan LLC, 7.382%, 2010##                             1,073,500          1,117,001
First Auto Receivables Group Trust, 2.436%, 2007##                    1,518,334          1,511,164
Gramercy Real Estate CDO Ltd., FRN, 4.52%, 2035##                     2,177,207          2,177,207
Holmes Financing PLC, FRN, 4.87%, 2040                                2,600,000          2,611,375
Household Automotive Trust, 3.44%, 2009                               3,894,932          3,862,299
Household Home Equity Loan Trust, FRN, 4.45%, 2012                      785,826            786,282
Hyundai Auto Receivables Trust, 2.8%, 2007##                            684,561            683,472
IKON Receivables Funding LLC, 2.33%, 2007                               399,400            397,441
IKON Receivables Funding LLC, 3.27%, 2011                               500,000            493,026
IMPAC CMB Trust, FRN, 4.3575%, 2033                                   1,215,294          1,215,704
IMPAC CMB Trust, FRN, 4.4075%, 2034                                   2,420,763          2,424,721
IMPAC CMB Trust, FRN, 4.4975%, 2034                                   2,548,171          2,555,690
Interstar Millennium Trust, FRN, 4.0569%, 2036                        2,845,621          2,845,490
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
4.851%, 2042                                                          3,504,086          3,460,161
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030           3,888,637          3,985,582
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031             161,280            162,298
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008        3,369,121          3,443,906
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.4984%, 2035^^                                                      68,908,785          1,319,679
Long Beach Auto Receivables Trust, 2.841%, 2010                       3,367,000          3,284,165
Medallion Trust, FRN, 4.345%, 2031                                      331,029            330,323
Merrill Lynch Mortgage Investors, Inc., FRN, 6.8934%, 2030            2,180,000          2,259,635
Morgan Stanley ABS Capital I, FRN, 4.2475%, 2035                      2,950,133          2,952,900
Morgan Stanley Capital I, Inc., 6.48%, 2030                           2,000,000          2,057,601
Morgan Stanley Capital I, Inc., FRN, 0.9377%, 2031##^^               37,026,733          1,008,401
Mortgage Capital Funding, Inc., 6.337%, 2031                          2,121,093          2,175,769
Mortgage Capital Funding, Inc., FRN, 0.8095%, 2031^^                 28,997,770            467,688
Nationslink Funding Corp., 6.476%, 2030                               2,177,289          2,248,061
Nationslink Funding Corp., FRN, 0.5099%, 2023^^                      31,465,560            575,650
New Century Home Equity Loan Trust, 4.532%, 2035                      2,600,000          2,554,703
Nomura Asset Acceptance Corp., FRN, 3.958%, 2034                      1,809,221          1,791,556
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                      1,492,757          1,471,668
NovaStar Mortgage Funding Trust, FRN, 4.3275%, 2034                   2,685,879          2,687,807
People's Choice Home Loan Securities Trust, FRN, 4.3075%, 2035        7,100,000          7,112,988
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035             2,975,957          2,936,514
Providian Gateway Master Trust, FRN, 4.27%, 2010##                    4,250,000          4,257,306
Putnam Structured Product Funding, FRN, 4.42%, 2008##                 2,806,780          2,806,771
Residential Asset Mortgage Products, Inc., 4.2475%, 2032              7,773,377          7,780,233
RMAC PLC, FRN, 4.1838%, 2035##                                        3,152,165          3,150,652
RMAC PLC, FRN, 4.0338%, 2036##                                        1,260,000          1,260,000
Structured Asset Securities Corp., 4.67%, 2035                        2,054,991          2,030,271
Structured Asset Securities Corp., FRN, 4.2875%, 2034                 1,435,326          1,436,241
Structured Asset Securities Corp., FRN, 4.2775%, 2035##               4,543,641          4,543,465
Superannuation Members Home Loans Global Trust, FRN,
4.33%, 2029                                                           1,603,524          1,604,486
Thornburg Mortgage Securities Trust, FRN, 4.3775%, 2033               2,325,463          2,321,305
TIAA Real Estate CDO Ltd., 7.17%, 2032##                              2,683,430          2,746,749
Triad Auto Receivables Trust, 2.48%, 2008                               398,791            396,533
Triad Auto Receivables Trust, 3.24%, 2009                             3,378,835          3,348,370
Triad Auto Receivables Trust, FRN, 4.3%, 2009                         2,450,000          2,451,287
Washington Mutual, Inc., FRN, 3.177%, 2033                            2,062,551          2,035,303
WFS Financial, Inc., 2.39%, 2007                                          2,396              2,393
                                                                                     -------------
                                                                                     $ 173,505,807
--------------------------------------------------------------------------------------------------
Automotive - 2.0%
--------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 4.78%, 2008          $   1,700,000      $   1,699,051
DaimlerChrysler Services North America LLC, 4.75%, 2008               2,050,000          2,028,711
Ford Motor Credit Co., 5.8%, 2009                                     6,030,000          5,522,582
General Motors Acceptance Corp., 6.125%, 2006                         1,810,000          1,804,704
General Motors Acceptance Corp., 5.625%, 2009                         3,860,000          3,649,819
                                                                                     -------------
                                                                                     $  14,704,867
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.6%
--------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                      $   5,066,000      $   5,628,706
BBVA Bancomer Capital Trust I, 10.5%, 2011##                          1,863,000          1,890,945
Bosphorus Financial Services Ltd., FRN, 5.59%, 2012##                 1,700,000          1,674,327
Commercial Credit Co., 6.25%, 2008                                    2,500,000          2,577,868
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                    7,200,000          7,119,338
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                  3,100,000          3,062,496
DEPFA Bank PLC, 3.625%, 2008                                          6,100,000          5,914,409
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                    5,324,000          5,752,188
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049             1,110,000          1,164,757
NationsBank Corp., 7.5%, 2006                                         3,920,000          4,008,666
Popular North America, Inc., 6.125%, 2006                             2,620,000          2,638,537
Popular North America, Inc., 3.875%, 2008                             3,000,000          2,908,734
Popular North America, Inc., 4.7%, 2009                               3,300,000          3,259,925
Royal Bank of Scotland Group PLC, 9.118%, 2049                        3,157,000          3,628,154
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                  7,367,000          7,708,836
Spintab AB, 7.5% to 2006, FRN to 2049                                 1,125,000          1,148,825
Spintab AB, 7.5% to 2006, FRN to 2049##                               1,150,000          1,174,355
Turanalem Finance B.V., 10%, 2007                                     2,725,000          2,895,313
Wachovia Corp., 6.4%, 2008                                            4,300,000          4,452,336
Wachovia Corp., 6.3%, 2028                                            2,770,000          2,867,532
                                                                                     -------------
                                                                                     $  71,476,247
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
--------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                            $   3,820,000      $   3,686,166
Time Warner Entertainment Co. LP, 7.25%, 2008                         3,100,000          3,263,227
                                                                                     -------------
                                                                                     $   6,949,393
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.3%
--------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                          $   3,208,000      $   3,130,716
Bear Stearns Cos., Inc., 4.55%, 2010                                  3,200,000          3,127,821
Goldman Sachs Group, Inc., 7.35%, 2009                                3,900,000          4,206,875
Lehman Brothers Holdings E-Capital, FRN, 4.59%, 2065##                2,524,000          2,529,760
Lehman Brothers Holdings, Inc., 3.95%, 2009                           7,200,000          6,920,705
Merrill Lynch & Co., Inc., 4.25%, 2010                                4,600,000          4,452,294
                                                                                     -------------
                                                                                     $  24,368,171
--------------------------------------------------------------------------------------------------
Building - 0.5%
--------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                          $   3,480,000      $   3,849,687
--------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                   $   5,005,000      $   5,028,083
--------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
--------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                         $   3,321,000      $   3,343,022
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.4%
--------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                       $   2,700,000      $   2,734,960
--------------------------------------------------------------------------------------------------
Containers - 0.4%
--------------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                               $   2,640,000      $   2,647,521
--------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
--------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                         $   3,932,000      $   3,844,466
--------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.9%
--------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009##                      $   2,300,000      $   2,231,283
Gazprom, 9.125%, 2007                                                 1,800,000          1,887,750
Korea Development Bank, 4.75%, 2009                                   2,500,000          2,466,650
                                                                                     -------------
                                                                                     $   6,585,683
--------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
--------------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006                               $   2,600,000      $   2,688,400
Russian Federation, 8.25%, 2010##                                     2,200,000          2,345,750
                                                                                     -------------
                                                                                     $   5,034,150
--------------------------------------------------------------------------------------------------
Energy - Independent - 0.4%
--------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                  $   1,155,000      $   1,144,310
Pioneer Natural Resource Co., 6.5%, 2008                              2,000,000          2,038,532
                                                                                     -------------
                                                                                     $   3,182,842
--------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                    $   5,250,000      $   5,278,445
--------------------------------------------------------------------------------------------------
Entertainment - 0.4%
--------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                      $   2,950,000      $   2,976,010
--------------------------------------------------------------------------------------------------
Financial Institutions - 2.6%
--------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                     $   3,091,000      $   3,013,370
Countrywide Home Loans, Inc., 5.5%, 2007                                660,000            664,514
Countrywide Home Loans, Inc., 4.125%, 2009                            4,400,000          4,226,715
Household Finance Corp., 4.75%, 2009                                  9,500,000          9,395,795
International Lease Finance Corp., 5%, 2010                           2,341,000          2,322,878
                                                                                     -------------
                                                                                     $  19,623,272
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008##                             $   5,180,000      $   5,023,776
Kraft Foods, Inc., 4%, 2008                                           3,600,000          3,508,225
                                                                                     -------------
                                                                                     $   8,532,001
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
--------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                       $   2,600,000      $   2,542,644
--------------------------------------------------------------------------------------------------
Industrial - 0.4%
--------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                     $   3,090,000      $   3,095,037
--------------------------------------------------------------------------------------------------
Insurance - 1.6%
--------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                        $   2,500,000      $   2,448,340
Hartford Financial Services Group, Inc., 4.7%, 2007                   1,750,000          1,739,519
John Hancock Global Funding II, 3.5%, 2009##                          4,530,000          4,329,371
Prudential Insurance Co., 7.65%, 2007##                               3,380,000          3,526,831
                                                                                     -------------
                                                                                     $  12,044,061
--------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.6%
--------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, 5.85%, 2006##                 $   2,615,000      $   2,623,018
AIG SunAmerica Global Financing IX, 5.1%, 2007##                      2,305,000          2,312,837
Safeco Corp., 4.2%, 2008                                              5,040,000          4,947,622
Willis Group North America, Inc., 5.125%, 2010                        2,241,000          2,216,401
                                                                                     -------------
                                                                                     $  12,099,878
--------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 4.1%
--------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                     $   4,580,000      $   4,481,553
KFW International Finance, Inc., 3.25%, 2007                          6,400,000          6,256,320
KFW International Finance, Inc., 4.75%, 2007                          2,000,000          2,001,132
Landesbank Baden-Wurttemberg, 5.125%, 2007                            1,000,000          1,005,245
Landwirtschaftliche Rentenbank, 4.5%, 2006                            1,000,000            998,999
Oesterreichische Kontrollbank AG, 5.5%, 2006                            220,000            220,667
Province of British Columbia, 4.625%, 2006                            1,500,000          1,501,346
Province of Manitoba, 4.25%, 2006                                     5,020,000          5,002,842
Province of New Brunswick, 3.5%, 2007                                 4,820,000          4,709,020
Province of Ontario, 6%, 2006                                         4,350,000          4,369,823
                                                                                     -------------
                                                                                     $  30,546,947
--------------------------------------------------------------------------------------------------
International Market Sovereign - 1.3%
--------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                    $   8,000,000      $   7,591,712
Government of New Zealand, 10.625%, 2005                              2,146,000          2,150,537
                                                                                     -------------
                                                                                     $   9,742,249
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
--------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                   $   4,225,000      $   4,262,167
  ------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
--------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                           $   4,100,000      $   4,140,943
Baxter International, Inc., 9.5%, 2008                                  900,000            991,245
                                                                                     -------------
                                                                                     $   5,132,188
--------------------------------------------------------------------------------------------------
Mortgage Backed - 11.2%
--------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                              $     378,578      $     395,317
Fannie Mae, 5.5%, 2016 - 2019                                         8,217,847          8,278,018
Fannie Mae, 6.5%, 2017                                                1,288,130          1,330,398
Fannie Mae, 6%, 2017                                                  3,901,048          3,991,589
Fannie Mae, 5%, 2018                                                  7,508,142          7,411,701
Fannie Mae, 4.5%, 2018                                                4,066,088          3,938,775
Freddie Mac, 6%, 2017                                                 1,258,147          1,285,725
Freddie Mac, 5.5%, 2017 - 2025                                       17,288,197         17,353,898
Freddie Mac, 5%, 2018 - 2023                                         32,305,341         32,056,049
Freddie Mac, 3%, 2021                                                 5,100,000          4,980,751
Freddie Mac, 3.108%, 2035                                             1,457,051          1,447,322
Ginnie Mae, 8.5%, 2006 - 2009                                           279,320            289,382
Ginnie Mae, 7.5%, 2007 - 2011                                           561,557            591,193
                                                                                     -------------
                                                                                     $  83,350,118
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
--------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                      $   3,800,000      $   3,701,291
Kinder Morgan Energy Partners LP, 5.35%, 2007                         4,380,000          4,398,304
                                                                                     -------------
                                                                                     $   8,099,595
--------------------------------------------------------------------------------------------------
Network & Telecom - 4.4%
--------------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005                                 $   2,350,000      $   2,359,196
France Telecom S.A., 7.2%, 2006                                       5,141,000          5,185,115
GTE Corp., 7.51%, 2009                                                2,200,000          2,346,441
SBC Communications, Inc., 4.125%, 2009                                5,830,000          5,613,305
Telecom Italia Capital, 4%, 2008                                      4,100,000          3,966,955
Telecom Italia Capital, 4%, 2010                                      1,100,000          1,045,640
Telecom Italia Capital, 4.875%, 2010                                  2,227,000          2,181,077
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                  4,020,000          4,054,781
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                   2,850,000          2,958,465
TELUS Corp., 7.5%, 2007                                               2,975,000          3,089,252
                                                                                     -------------
                                                                                     $  32,800,227
--------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                  $   1,501,000      $   1,527,362
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
--------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                         $   3,713,000      $   3,738,746
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
--------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                  $   3,369,000      $   3,554,571
--------------------------------------------------------------------------------------------------
Real Estate - 2.6%
--------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                    $   3,445,000      $   3,492,159
EOP Operating LP, 6.8%, 2009                                          3,290,000          3,445,874
Kimco Realty Corp., 7.5%, 2006                                        2,900,000          2,975,232
Simon Property Group LP, 7.125%, 2009                                 1,900,000          2,011,838
Simon Property Group LP, 4.6%, 2010                                   2,258,000          2,205,142
Vornado Realty Trust, 5.625%, 2007                                    4,800,000          4,842,010
                                                                                     -------------
                                                                                     $  18,972,255
--------------------------------------------------------------------------------------------------
Retailers - 0.3%
--------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                            $   2,457,000      $   2,514,956
--------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
--------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                            $   3,110,000      $   3,248,513
--------------------------------------------------------------------------------------------------
Supranational - 0.2%
--------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                        $   1,550,000      $   1,592,988
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
--------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                         $   2,162,000      $   2,180,749
Sprint Capital Corp., 4.78%, 2006                                     6,200,000          6,197,272
                                                                                     -------------
                                                                                     $   8,378,021
--------------------------------------------------------------------------------------------------
Tobacco - 0.4%
--------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                           $   3,040,000      $   3,225,440
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.4%
--------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                               $   8,305,000      $   8,210,041
Freddie Mac, 5.25%, 2006                                              5,500,000          5,510,131
Freddie Mac, 4.875%, 2007                                             4,100,000          4,115,297
                                                                                     -------------
                                                                                     $  17,835,469
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.1%
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                     $   5,983,000      $   5,888,582
U.S. Treasury Notes, 6.875%, 2006                                     4,000,000          4,054,688
U.S. Treasury Notes, 6.125%, 2007###                                  7,500,000          7,722,360
U.S. Treasury Notes, 2.625%, 2008                                     2,990,000          2,863,275
U.S. Treasury Notes, 3.5%, 2009                                       2,275,000          2,193,421
                                                                                     -------------
                                                                                     $  22,722,326
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.5%
--------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                     $   5,861,000      $   5,971,509
DTE Energy Co., 6.45%, 2006                                           3,250,000          3,280,297
Empresa Nacional de Electricidad S.A., 8.5%, 2009                     2,325,000          2,526,519
FirstEnergy Corp., 5.5%, 2006                                         3,285,000          3,304,033
FPL Group Capital, Inc., 3.25%, 2006                                  4,320,000          4,295,000
MidAmerican Energy Holdings Co., 4.625%, 2007                         4,140,000          4,109,190
MidAmerican Energy Holdings Co., 3.5%, 2008                           1,076,000          1,034,590
NiSource Finance Corp., 7.625%, 2005                                  1,147,000          1,148,192
Oncor Electric Delivery Co., 5%, 2007                                 3,826,000          3,820,054
Pacific Gas & Electric Co., 3.6%, 2009                                2,585,000          2,471,593
Progress Energy, Inc., 6.05%, 2007                                    2,610,000          2,648,299
PSEG Power LLC, 6.875%, 2006                                          3,225,000          3,255,163
TXU Energy Co., 6.125%, 2008                                          1,425,000          1,444,745
Virginia Electric & Power Co., 5.375%, 2007                           1,250,000          1,257,193
Virginia Electric & Power Co., 4.1%, 2008                             4,100,000          3,988,660
Wisconsin Energy Corp., 5.875%, 2006                                  3,497,000          3,514,122
                                                                                     -------------
                                                                                     $  48,069,159
--------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $730,406,421)                                          $ 717,165,283
--------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.9%
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., dated 10/31/05, due 11/1/05, total to be received $21,765,424 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $  21,763,000      $  21,763,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $752,169,421)                                    $ 738,928,283
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.5%                                                    3,578,959
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $ 742,507,242
--------------------------------------------------------------------------------------------------

Futures contracts outstanding at October 31, 2005
                                                                                        Unrealized
                                                                    Expiration        Appreciation
Description                       Contracts             Value             Date      (Depreciation)
--------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)         377       $39,920,766           Dec-05            $641,462

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
^^  Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.
AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $752,169,421)               $738,928,283
Cash                                                                         462
Receivable for fund shares sold                                          639,337
Interest receivable                                                    7,419,001
Other assets                                                               1,037
------------------------------------------------------------------------------------------------------
Total assets                                                                              $746,988,120
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $457,248
Payable for daily variation margin on open futures contracts              10,841
Payable for investments purchased                                      1,700,000
Payable for fund shares reacquired                                     1,904,819
Payable to affiliates
  Management fee                                                          15,281
  Shareholder servicing costs                                             90,231
  Distribution and service fees                                          107,000
  Administrative services fee                                                557
  Program manager fees                                                       103
  Retirement plan administration and service fees                              8
Accrued expenses and other liabilities                                   194,790
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,480,878
------------------------------------------------------------------------------------------------------
Net assets                                                                                $742,507,242
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $816,568,451
Unrealized appreciation (depreciation) on investments                (12,599,676)
Accumulated net realized gain (loss) on investments                  (57,851,339)
Accumulated distributions in excess of net investment income          (3,610,194)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $742,507,242
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  115,696,274
------------------------------------------------------------------------------------------------------
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $380,157,182
  Shares outstanding                                                  59,147,780
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.43
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.43)                                                     $6.59
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $128,782,339
  Shares outstanding                                                  20,117,946
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.40
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $105,424,729
  Shares outstanding                                                  16,419,483
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.42
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $119,744,536
  Shares outstanding                                                  18,703,377
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.40
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,951,964
  Shares outstanding                                                     459,016
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.43
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $94,958
  Shares outstanding                                                      14,843
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.40
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,436
  Shares outstanding                                                       7,884
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.40
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $285,533
  Shares outstanding                                                      44,425
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.43
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,703
  Shares outstanding                                                       7,889
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.43
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $50,666
  Shares outstanding                                                       7,883
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $6.43
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,316,605
  Shares outstanding                                                     360,585
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.42
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.42)                                                     $6.58
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $681,997
  Shares outstanding                                                     106,695
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.39
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,915,594
  Shares outstanding                                                     298,468
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.42
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $16,893,245
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,595,397
  Distribution and service fees                                         1,611,854
  Program manager fees                                                      6,049
  Shareholder servicing costs                                             701,775
  Administrative services fee                                              53,263
  Retirement plan administration and services fees                            583
  Independent trustees' compensation                                       10,159
  Custodian fee                                                           127,477
  Printing                                                                 72,707
  Postage                                                                  24,850
  Auditing fees                                                            25,346
  Legal fees                                                               11,506
  Shareholder solicitation expenses                                        15,313
  Miscellaneous                                                             1,980
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,258,259
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (36,026)
  Reduction of expenses by investment adviser and distributor            (601,483)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,620,750
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $13,272,495
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(1,965,411)
  Futures contracts                                                      (339,138)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(2,304,549)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(6,148,927)
  Futures contracts                                                       831,532
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(5,317,395)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(7,621,944)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $5,650,551
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                    10/31/05                    4/30/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $13,272,495                $28,722,514
Net realized gain (loss) on investments                           (2,304,549)                (1,184,780)
Net unrealized gain (loss) on investments                         (5,317,395)               (16,105,787)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $5,650,551                $11,431,947
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(7,837,069)              $(20,033,196)
  Class B                                                         (2,196,870)                (6,318,917)
  Class C                                                         (1,866,141)                (6,080,836)
  Class I                                                         (2,342,033)                (4,202,365)
  Class R                                                            (51,004)                   (75,183)
  Class R1                                                            (1,318)                      (117)
  Class R2                                                              (797)                      (131)
  Class R3                                                            (2,858)                    (3,999)
  Class R4                                                              (919)                      (151)
  Class R5                                                              (995)                      (164)
  Class 529A                                                         (40,147)                   (71,480)
  Class 529B                                                          (9,916)                   (21,989)
  Class 529C                                                         (25,408)                   (52,195)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(14,375,475)              $(36,860,723)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(81,215,596)             $(143,622,950)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                    $24,008
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(89,940,520)             $(169,027,718)
-------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
At beginning of period                                          $832,447,762             $1,001,475,480
At end of period (including accumulated distributions in
excess of net investment income of $3,610,194 and
$2,507,214, respectively)                                       $742,507,242               $832,447,762
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years or life of a particular share class, if shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class assuming reinvestment of all distributions held for the entire period.

                                      SIX MONTHS                                  YEARS ENDED 4/30
                                           ENDED      ------------------------------------------------------------------------
CLASS A                                 10/31/05             2005            2004           2003           2002           2001
                                     (UNAUDITED)
Net asset value, beginning
of period                                  $6.50            $6.68           $6.87          $6.84          $6.86          $6.66
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                   $0.12            $0.22           $0.22          $0.27          $0.34          $0.42
  Net realized and unrealized gain
  (loss) on investments                    (0.06)           (0.12)          (0.11)          0.10           0.03           0.20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.06            $0.10           $0.11          $0.37          $0.37          $0.62
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.13)          $(0.28)         $(0.30)        $(0.34)        $(0.39)        $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $6.43            $6.50           $6.68          $6.87          $6.84          $6.86
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                     0.86++           1.54            1.60           5.58           5.52           9.57
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                                0.81+            0.80            0.82           0.80           0.85           0.85
Expenses after expense reductions##         0.66+            0.65            0.75           0.75           0.80           0.82
Net investment income(S)                    3.59+            3.39            3.31           3.92           5.02           6.20
Portfolio turnover                            13               35              43             53             53             58
Net assets at end of period
(000 Omitted)                           $380,157         $422,096        $509,115       $490,000       $293,435       $209,687
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 4/30
                                            ENDED      -----------------------------------------------------------------------
CLASS B                                  10/31/05             2005            2004           2003           2002          2001
                                      (UNAUDITED)
Net asset value, beginning of period        $6.47            $6.66           $6.84          $6.81          $6.83         $6.64
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                    $0.09            $0.17           $0.17          $0.21          $0.29         $0.37
  Net realized and unrealized gain
  (loss) on investments                     (0.06)           (0.13)          (0.11)          0.11           0.03          0.19
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.03            $0.04           $0.06          $0.32          $0.32         $0.56
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.10)          $(0.23)         $(0.24)        $(0.29)        $(0.34)       $(0.37)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $6.40            $6.47           $6.66          $6.84          $6.81         $6.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                      0.47++           0.60            0.95           4.76           4.73          8.61
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##         1.60+            1.57            1.61           1.59           1.63          1.63
Expenses after expense reductions##          1.45+            1.42            1.54           1.54           1.58          1.59
Net investment income(S)                     2.81+            2.62            2.53           3.14           4.25          5.41
Portfolio turnover                             13               35              43             53             53            58
Net assets at end of period
(000 Omitted)                            $128,782         $151,997        $198,356       $244,736       $120,535       $77,012
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 4/30
                                             ENDED      ----------------------------------------------------------------------
CLASS C                                   10/31/05             2005            2004           2003          2002          2001
                                       (UNAUDITED)
Net asset value, beginning of period         $6.49            $6.67           $6.86          $6.83         $6.85         $6.66
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                     $0.09            $0.17           $0.17          $0.20         $0.28         $0.36
  Net realized and unrealized gain
  (loss) on investments                      (0.06)           (0.13)          (0.12)          0.11          0.03          0.19
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.03            $0.04           $0.05          $0.31         $0.31         $0.55
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.10)          $(0.22)         $(0.24)        $(0.28)       $(0.28)       $(0.36)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $6.42            $6.49           $6.67          $6.86         $6.83         $6.85
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                       0.43++           0.67            0.73           4.68          4.64          8.50
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##          1.67+            1.65            1.67           1.65          1.70          1.70
Expenses after expense reductions##           1.52+            1.50            1.60           1.60          1.65          1.67
Net investment income(S)                      2.74+            2.55            2.45           3.01          4.12          5.33
Portfolio turnover                              13               35              43             53            53            58
Net assets at end of period
(000 Omitted)                             $105,425         $140,467        $209,163       $203,259       $72,888       $26,233
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 4/30
                                               ENDED      --------------------------------------------------------------------
CLASS I                                     10/31/05             2005           2004          2003          2002          2001
                                         (UNAUDITED)
Net asset value, beginning of period           $6.48            $6.66          $6.84         $6.82         $6.84         $6.65
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                       $0.12            $0.23          $0.23         $0.25         $0.35         $0.42
  Net realized and unrealized gain
  (loss) on investments                        (0.07)           (0.12)         (0.10)         0.12          0.03          0.20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.05            $0.11          $0.13         $0.37         $0.38         $0.62
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.13)          $(0.29)        $(0.31)       $(0.35)       $(0.40)       $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.40            $6.48          $6.66         $6.84         $6.82         $6.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                            0.78++           1.68           1.89          5.59          5.70          9.60
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##            0.66+            0.66           0.66          0.65          0.70          0.70
Expenses after expense reductions##             0.51+            0.51           0.59          0.60          0.65          0.67
Net investment income(S)                        3.73+            3.53           3.45          3.81          5.17          6.32
Portfolio turnover                                13               35             43            53            53            58
Net assets at end of period
(000 Omitted)                               $119,745         $110,059        $80,206       $29,075        $1,299          $888
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                      YEARS ENDED 4/30
                                                                   ENDED       ----------------------------------------------
CLASS R                                                         10/31/05              2005              2004            2003*
                                                             (UNAUDITED)
Net asset value, beginning of period                               $6.50             $6.68             $6.87            $6.86
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                           $0.11             $0.21             $0.21            $0.08
  Net realized and unrealized gain (loss) on investments           (0.06)            (0.13)            (0.12)            0.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.05             $0.08             $0.09            $0.11
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.12)           $(0.26)           $(0.28)          $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $6.43             $6.50             $6.68            $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                0.74++            1.28              1.34             1.65++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.16+             1.17              1.17             1.15+
Expenses after expense reductions##                                 0.91+             0.92              1.00             1.00+
Net investment income                                               3.34+             3.14              3.06             3.33+
Portfolio turnover                                                    13                35                43               53
Net assets at end of period (000 Omitted)                         $2,952            $2,649              $736              $85
-----------------------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R1                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)
Net asset value, beginning of period                                             $6.47                    $6.46
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.09                    $0.01
  Net realized and unrealized gain (loss) on investments                         (0.07)                    0.02^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.02                    $0.03
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.09)                  $(0.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $6.40                    $6.47
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.34++                   0.39++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.86+                    2.07+
Expenses after expense reductions##                                               1.69+                    1.92+
Net investment income                                                             2.57+                    2.28+
Portfolio turnover                                                                  13                       35
Net assets at end of period (000 Omitted)                                          $95                      $50
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R2                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)
Net asset value, beginning of period                                             $6.47                    $6.46
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.09                    $0.01
  Net realized and unrealized gain (loss) on investments                         (0.06)                    0.02^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.03                    $0.03
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.10)                  $(0.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $6.40                    $6.47
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.49++                   0.42++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.56+                    1.77+
Expenses after expense reductions##                                               1.39+                    1.62+
Net investment income                                                             2.86+                    2.65+
Portfolio turnover                                                                  13                       35
Net assets at end of period (000 Omitted)                                          $50                      $50
---------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS                 YEARS ENDED 4/30
                                                                        ENDED         ---------------------------------
CLASS R3                                                             10/31/05                2005                 2004*
                                                                  (UNAUDITED)
Net asset value, beginning of period                                    $6.50               $6.68                 $6.77
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                $0.10               $0.19                 $0.09
  Net realized and unrealized gain (loss) on investments                (0.06)              (0.12)                (0.05)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.04               $0.07                 $0.04
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.11)             $(0.25)               $(0.13)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $6.43               $6.50                 $6.68
-----------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                     0.62++              1.03                  0.58++
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                     1.39+               1.42                  1.38+
Expenses after expense reductions##                                      1.12+               1.17                  1.21+
Net investment income                                                    3.12+               2.88                  2.70+
Portfolio turnover                                                         13                  35                    43
Net assets at end of period (000 Omitted)                                $286                $156                   $98
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R4                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)
Net asset value, beginning of period                                             $6.50                    $6.49
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.11                    $0.02
  Net realized and unrealized gain (loss) on investments                         (0.06)                    0.01^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.05                    $0.03
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.12)                  $(0.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $6.43                    $6.50
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.74++                   0.46++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.06+                    1.27+
Expenses after expense reductions##                                               0.91+                    1.12+
Net investment income                                                             3.34+                    3.13+
Portfolio turnover                                                                  13                       35
Net assets at end of period (000 Omitted)                                          $51                      $50
---------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R5                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)
Net asset value, beginning of period                                             $6.50                    $6.49
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.12                    $0.02
  Net realized and unrealized gain (loss) on investments                         (0.06)                    0.01^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.06                    $0.03
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.13)                  $(0.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $6.43                    $6.50
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.89++                   0.48++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              0.76+                    0.97+
Expenses after expense reductions##                                               0.61+                    0.82+
Net investment income                                                             3.63+                    3.45+
Portfolio turnover                                                                  13                       35
Net assets at end of period (000 Omitted)                                          $51                      $50
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                      YEARS ENDED 4/30
                                                                   ENDED       ----------------------------------------------
CLASS 529A                                                      10/31/05              2005              2004            2003*
                                                             (UNAUDITED)
Net asset value, beginning of period                               $6.50             $6.68             $6.87            $6.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                           $0.11             $0.20             $0.20            $0.15
  Net realized and unrealized gain (loss) on investments           (0.08)            (0.12)            (0.11)            0.16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.03             $0.08             $0.09            $0.31
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.11)           $(0.26)           $(0.28)          $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $6.42             $6.50             $6.68            $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                             0.53++            1.18              1.28             4.58++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.26+             1.27              1.27             1.25+
Expenses after expense reductions##                                 1.01+             1.02              1.10             1.10+
Net investment income                                               3.23+             3.03              2.97             3.23+
Portfolio turnover                                                    13                35                43               53
Net assets at end of period (000 Omitted)                         $2,317            $2,300            $1,651           $1,011
-----------------------------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS                      YEARS ENDED 4/30
                                                                   ENDED       ----------------------------------------------
CLASS 529B                                                      10/31/05              2005              2004            2003*
                                                             (UNAUDITED)
Net asset value, beginning of period                               $6.47             $6.65             $6.83            $6.77
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                           $0.08             $0.15             $0.15            $0.13
  Net realized and unrealized gain (loss) on investments           (0.07)            (0.12)            (0.10)            0.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.01             $0.03             $0.05            $0.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.09)           $(0.21)           $(0.23)          $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $6.39             $6.47             $6.65            $6.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                             0.19++            0.48              0.68             3.90++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.85+             1.84              1.89             1.90+
Expenses after expense reductions##                                 1.70+             1.69              1.82             1.85+
Net investment income                                               2.55+             2.35              2.24             2.63+
Portfolio turnover                                                    13                35                43               53
Net assets at end of period (000 Omitted)                           $682              $704              $718             $524
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                      YEARS ENDED 4/30
                                                                   ENDED       ----------------------------------------------
CLASS 529C                                                      10/31/05              2005              2004            2003*
                                                             (UNAUDITED)
Net asset value, beginning of period                               $6.49             $6.67             $6.86            $6.79
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                           $0.08             $0.15             $0.15            $0.12
  Net realized and unrealized gain (loss) on investments           (0.06)            (0.12)            (0.11)            0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.02             $0.03             $0.04            $0.27
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.09)           $(0.21)           $(0.23)          $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $6.42             $6.49             $6.67            $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                             0.31++            0.42              0.52             4.00++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.91+             1.91              1.92             1.90+
Expenses after expense reductions##                                 1.76+             1.76              1.85             1.85+
Net investment income                                               2.49+             2.29              2.22             2.51+
Portfolio turnover                                                    13                35                43               53
Net assets at end of period (000 Omitted)                         $1,916            $1,820            $1,432             $734
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

  * For the period from the class' inception, December 31, 2002 (Class R), April 1, 2005 (Class R1, R2, R4 and R5), October 31,
    2003 (Class R3), and July 31, 2002 (Class 529A, 529B, and 529C), through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
(S) Effective May 1,2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to May 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for expiration of capital loss carryforward, amortization and accretion on debt securities, derivatives, and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                       4/30/05         4/30/04

Distributions declared from ordinary income:      $36,860,723*     $41,562,300

* Included in the fund's distributions from ordinary income is $14,145 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward             $(41,226,503)
          Post-October capital loss deferral      (3,001,083)
          Unrealized gain (loss)                 (18,601,485)
          Other temporary differences             (2,507,214)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year. For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2006                $(1,767,089)*
          April 30, 2007                 (4,524,994)*
          April 30, 2008                 (4,772,473)*
          April 30, 2009                 (2,874,797)
          April 30, 2011                 (8,907,285)
          April 30, 2012                 (6,818,781)
          April 30, 2013                (11,561,084)
          -----------------------------------------
          Total                        $(41,226,503)

* Includes amounts associated with the May 19, 2000 acqusition of MFS Intermediate Income Fund. The total capital loss carryforward related to the acquisition was $5,976,273.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the six months ended October 31, 2005, this waiver amounted to $596,828 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $12,227 and $556 for the six months ended October 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.15%            $5,855          $305,398
Class B                          0.75%            0.25%            1.00%          0.93%               256           662,000
Class C                          0.75%            0.25%            1.00%          1.00%               653           619,927
Class R                          0.25%            0.25%            0.50%          0.40%                19             7,073
Class R1                         0.50%            0.25%            0.75%          0.75%               188               349
Class R2                         0.25%            0.25%            0.50%          0.50%               125               127
Class R3                         0.25%            0.25%            0.50%          0.40%                29               424
Class R4                         0.00%            0.25%            0.25%          0.25%                63                64
Class 529A                       0.25%            0.25%            0.50%          0.25%                77             4,016
Class 529B                       0.75%            0.25%            1.00%          0.93%                65             3,259
Class 529C                       0.75%            0.25%            1.00%          1.00%                67             9,217
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $1,611,854

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31,
    2005 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund.
    Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Except in the case of the 0.25% annual Class B and 529B service fee paid by the fund upon the sale of Class B and 529B shares in the first year, the Class B and 529B service fee has been set at 0.15% annually and may be increased to a maximum of 0.25% annually on such date as the fund's
    Board of Trustees may determine. A portion of the Class R and R3 distribution fee equal to 0.10% is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $1,413 and $85 for Class R and R3, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. A portion of the Class 529A service fee equal to 0.10% is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $1,146 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's
    Board of Trustees may determine.
(3) For the six months ended October 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class A                                        $22,070
          Class B                                       $226,690
          Class C                                        $15,641
          Class 529B                                        $128
          Class 529C                                          --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2005, were as follows:

                                                        AMOUNT

          Class 529A                                    $2,870
          Class 529B                                      $875
          Class 529C                                    $2,304
          ----------------------------------------------------
          Total Program Manager Fees                    $6,049

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $447,758, which equated to 0.1125% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $171,538.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets. In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                                              EFFECTIVE       TOTAL    RETAINED
                                  FEE RATE      RATE(1)      AMOUNT      BY MFS

Class R1                             0.45%        0.43%        $208         $60
Class R2                             0.40%        0.38%         101          76
Class R3                             0.25%        0.23%         210          32
Class R4                             0.15%        0.15%          38          38
Class R5                             0.10%        0.10%          26          26
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees         $583        $232

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended October 31, 2005, this waiver amounted to $30 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,240. This amount is included in Independent trustees' compensation for the six months ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,981, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                          $20,194,406     $25,350,877
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $82,435,342    $157,017,275
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $762,515,235
          ----------------------------------------------------------
          Gross unrealized appreciation                     $270,600
          Gross unrealized depreciation                  (23,857,552)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(23,586,952)

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 10/31/05            Year ended 4/30/05
                                              SHARES          AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   6,887,985      $44,626,084      26,433,033      $174,481,253
Shares issued to shareholders in
reinvestment of distributions                   957,971        6,199,559       2,525,567        16,670,997
Shares reacquired                           (13,633,252)     (88,319,716)    (40,215,822)     (265,310,960)
----------------------------------------------------------------------------------------------------------
Net change                                   (5,787,296)    $(37,494,073)    (11,257,222)     $(74,158,710)

CLASS B SHARES
Shares sold                                     862,059       $5,567,469       5,826,183       $38,370,447
Shares issued to shareholders in
reinvestment of distributions                   248,978        1,604,594         751,404         4,943,129
Shares reacquired                            (4,468,642)     (28,842,785)    (12,906,531)      (84,768,367)
----------------------------------------------------------------------------------------------------------
Net change                                   (3,357,605)    $(21,670,722)     (6,328,944)     $(41,454,791)

CLASS C SHARES
Shares sold                                     710,610       $4,600,259       7,288,912       $48,103,935
Shares issued to shareholders in
reinvestment of distributions                   146,941          949,260         504,573         3,332,892
Shares reacquired                            (6,069,164)     (39,281,999)    (17,498,021)     (115,308,357)
----------------------------------------------------------------------------------------------------------
Net change                                   (5,211,613)    $(33,732,480)     (9,704,536)     $(63,871,530)

CLASS I SHARES
Shares sold                                   1,455,089       $9,399,122       4,334,112       $28,481,542
Shares issued to shareholders in
reinvestment of distributions                   363,239        2,342,210         685,244         4,497,602
Shares reacquired                              (112,272)        (720,709)        (72,379)         (475,997)
----------------------------------------------------------------------------------------------------------
Net change                                    1,706,056      $11,020,623       4,946,977       $32,503,147

CLASS R SHARES
Shares sold                                      79,140         $513,508         514,656        $3,395,311
Shares issued to shareholders in
reinvestment of distributions                     6,978           45,216          10,974            72,247
Shares reacquired                               (34,315)        (222,549)       (228,523)       (1,507,764)
----------------------------------------------------------------------------------------------------------
Net change                                       51,803         $336,175         297,107        $1,959,794

                                             Six months ended 10/31/05           Year ended 4/30/05*
                                              SHARES          AMOUNT           SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      12,211          $78,824           7,740           $50,000
Shares issued to shareholders in
reinvestment of distributions                       200            1,291              --                --
Shares reacquired                                (5,326)         (34,338)             18               112
----------------------------------------------------------------------------------------------------------
Net change                                        7,085          $45,777           7,758           $50,112

CLASS R2 SHARES
Shares sold                                          --               --           7,740           $50,000
Shares issued to shareholders in
reinvestment of distributions                       124              797              --                --
Shares reacquired                                    --               --              20               126
----------------------------------------------------------------------------------------------------------
Net change                                          124             $797           7,760           $50,126

CLASS R3 SHARES
Shares sold                                      26,673         $172,303           9,292           $60,539
Shares issued to shareholders in
reinvestment of distributions                       439            2,845             653             4,301
Shares reacquired                                (6,664)         (43,365)           (572)           (3,739)
----------------------------------------------------------------------------------------------------------
Net change                                       20,448         $131,783           9,373           $61,101

CLASS R4 SHARES
Shares sold                                          19             $125           7,704           $50,000
Shares issued to shareholders in
reinvestment of distributions                       143              919              23               147
Shares reacquired                                    --               --              --                --
----------------------------------------------------------------------------------------------------------
Net change                                          162           $1,044           7,727           $50,147

CLASS R5 SHARES
Shares sold                                          --               --           7,704           $50,000
Shares issued to shareholders in
reinvestment of distributions                       154              995              --                --
Shares reacquired                                    --               --              25               160
----------------------------------------------------------------------------------------------------------
Net change                                          154             $995           7,729           $50,160

CLASS 529A SHARE
Shares sold                                      93,876         $607,126         234,879        $1,544,541
Shares issued to shareholders in
reinvestment of distributions                     6,170           39,930          11,558            76,096
Shares reacquired                               (93,482)        (605,223)       (139,631)         (919,651)
----------------------------------------------------------------------------------------------------------
Net change                                        6,564          $41,833         106,806          $700,986

                                             Six months ended 10/31/05            Year ended 4/30/05
                                              SHARES          AMOUNT           SHARES           AMOUNT

CLASS 529B SHARES
Shares sold                                       4,005          $25,720          16,208          $106,109
Shares issued to shareholders in
reinvestment of distributions                     1,529            9,846           3,628            23,807
Shares reacquired                                (7,697)         (49,526)        (19,072)         (126,009)
----------------------------------------------------------------------------------------------------------
Net change                                       (2,163)        $(13,960)            764            $3,907

CLASS 529C SHARES
Shares sold                                      79,463         $513,388         138,096          $908,179
Shares issued to shareholders in
reinvestment of distributions                     3,911           25,279           8,467            55,754
Shares reacquired                               (65,244)        (422,055)        (80,807)         (531,332)
----------------------------------------------------------------------------------------------------------
Net change                                       18,130         $116,612          65,756          $432,601

* For the period from the inception of Class R1, R2, R4 and R5, April 1, 2005 through April 30, 2005.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. The MFS fund-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 16%, less than 1%, and less than 1%, respectively, of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $1,728, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 43rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 29th percentile for the one-year period and the 37th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MQL-SEM-12/05 64M

MFS(R) RESEARCH BOND FUND                                              10/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    40
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            44
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   44
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      99.7%
              Cash & Other Net Assets                     0.3%

              MARKET SECTORS*

              U.S. Treasury Securities                   37.2%
              ------------------------------------------------
              High Grade Corporates                      23.5%
              ------------------------------------------------
              Mortgage-Backed Securities                 11.1%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  7.9%
              ------------------------------------------------
              U.S. Government Agencies                    6.1%
              ------------------------------------------------
              High Yield Corporates                       5.6%
              ------------------------------------------------
              Asset-Backed Securities                     4.2%
              ------------------------------------------------
              Municipal Bonds                             2.5%
              ------------------------------------------------
              Emerging Market Bonds                       1.5%
              ------------------------------------------------
              Cash & Other Net Assets                     0.3%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        64.6%
              ------------------------------------------------
              AA                                          4.9%
              ------------------------------------------------
              A                                           7.0%
              ------------------------------------------------
              BBB                                        15.4%
              ------------------------------------------------
              BB                                          4.8%
              ------------------------------------------------
              B                                           1.8%
              ------------------------------------------------
              Not Rated                                   1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        4.5
              ------------------------------------------------
              Average Life***                         7.8 yrs.
              ------------------------------------------------
              Average Maturity***                    12.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                               AA-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"- rating category. Percentages are based on the total market value of investments as of 10/31/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                   Expenses
                   Annualized     Beginning         Ending       Paid During
Share                Expense    Account Value    Account Value     Period**
Class                 Ratio        5/01/05         10/31/05    5/01/05-10/31/05
------------------------------------------------------------------------------
      Actual          0.70%       $1,000.00        $1,002.80        $3.53
 A    ------------------------------------------------------------------------
      Hypothetical*   0.70%       $1,000.00        $1,021.68        $3.57
------------------------------------------------------------------------------
      Actual          1.55%       $1,000.00          $999.50        $7.81
 B    ------------------------------------------------------------------------
      Hypothetical*   1.55%       $1,000.00        $1,017.39        $7.88
------------------------------------------------------------------------------
      Actual          1.55%       $1,000.00          $999.50        $7.81
 C    ------------------------------------------------------------------------
      Hypothetical*   1.55%       $1,000.00        $1,017.39        $7.88
------------------------------------------------------------------------------
      Actual          0.55%       $1,000.00        $1,004.50        $2.78
 I    ------------------------------------------------------------------------
      Hypothetical*   0.55%       $1,000.00        $1,022.43        $2.80
------------------------------------------------------------------------------
      Actual          1.05%       $1,000.00        $1,002.00        $5.30
 R    ------------------------------------------------------------------------
      Hypothetical*   1.05%       $1,000.00        $1,019.91        $5.35
------------------------------------------------------------------------------
      Actual          1.72%       $1,000.00          $997.70        $8.66
 R1   ------------------------------------------------------------------------
      Hypothetical*   1.72%       $1,000.00        $1,016.53        $8.74
------------------------------------------------------------------------------
      Actual          1.42%       $1,000.00        $1,001.20        $7.16
 R2   ------------------------------------------------------------------------
      Hypothetical*   1.42%       $1,000.00        $1,018.05        $7.22
------------------------------------------------------------------------------
      Actual          1.27%       $1,000.00        $1,000.80        $6.40
 R3   ------------------------------------------------------------------------
      Hypothetical*   1.27%       $1,000.00        $1,018.80        $6.46
------------------------------------------------------------------------------
      Actual          0.94%       $1,000.00        $1,001.50        $4.74
 R4   ------------------------------------------------------------------------
      Hypothetical*   0.94%       $1,000.00        $1,020.47        $4.79
------------------------------------------------------------------------------
      Actual          0.65%       $1,000.00        $1,003.00        $3.28
 R5   ------------------------------------------------------------------------
      Hypothetical*   0.65%       $1,000.00        $1,021.93        $3.31
------------------------------------------------------------------------------
      Actual          1.05%       $1,000.00        $1,001.90        $5.30
529A  ------------------------------------------------------------------------
      Hypothetical*   1.05%       $1,000.00        $1,019.91        $5.35
------------------------------------------------------------------------------
      Actual          1.80%       $1,000.00          $997.30        $9.06
529B  ------------------------------------------------------------------------
      Hypothetical*   1.80%       $1,000.00        $1,016.13        $9.15
------------------------------------------------------------------------------
      Actual          1.80%       $1,000.00          $998.30        $9.07
529C  ------------------------------------------------------------------------
      Hypothetical*   1.80%       $1,000.00        $1,016.13        $9.15
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.64%, 1.30%, and 1.19% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.26, $6.56, and $6.00 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.3%
---------------------------------------------------------------------------------------------------=--
ISSUER                                                                PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------------=-
Advertising & Broadcasting - 0.5%
------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                        $   2,866,000        $     2,830,175
News America Holdings, 7.75%, 2024                                      598,000                666,170
News America Holdings, 8.5%, 2025                                       120,000                142,977
News America, Inc., 6.2%, 2034                                        3,735,000              3,599,061
                                                                                       ---------------
                                                                                       $     7,238,383
------------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                          $   3,604,422        $     3,421,451
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013#                                   $   4,978,000        $     5,017,789
------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 12.2%
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007#                                $   3,494,000        $     3,435,615
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                 3,474,000              3,455,465
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                       106,300                105,983
Amresco Commercial Mortgage Funding I, 7%, 2029                         558,000                567,902
ARCap, Inc., "G", 6.1%, 2045#                                         2,354,000              2,132,918
ARCap, Inc., "H", 6.1%, 2045#                                         1,200,897              1,128,843
Asset Securitization Corp., 7.525%, 2029                              1,077,289              1,171,348
Bayview Commercial Asset Trust, 0.775%, 2035^                        50,995,721              4,207,147
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                2,561,000              2,560,880
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008            64,618                 65,750
Bear Stearns Commercial Mortgage Securities, Inc., FRN,
5.116%, 2041                                                          3,434,786              3,390,449
Capital One Auto Finance Trust, 4.79%, 2009                             301,349                301,078
Capital One Auto Finance Trust, 3.18%, 2010                           2,393,000              2,346,754
Centex Home Equity Loan Trust, 4.14%, 2028                            3,939,000              3,871,963
Chase Commercial Mortgage Securities Corp., 6.39%, 2030               1,594,698              1,652,058
Citigroup/Deutsche Bank Commerical Mortage Trust, FRN,
5.2254%, 2020                                                         4,080,000              4,081,753
Commercial Mortgage Acceptance Corp., 6.49%, 2008                     1,491,365              1,536,040
Commercial Mortgage Acceptance Corp., 6.04%, 2030                       718,000                736,154
Commercial Mortgage Acceptance Corp., 7.03%, 2031                     3,008,000              3,179,906
CPS Auto Receivables Trust, 2.89%, 2009#                                467,095                456,732
CPS Auto Receivables Trust, 3.5%, 2009#                                 106,325                105,611
CPS Auto Receivables Trust, 3.52%, 2009#                                282,688                281,098
Credit Suisse First Boston Mortgage Securities Corp.,
6.878%, 2018#                                                         2,255,000              2,417,803
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035     3,180,000              3,341,952
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040     3,380,000              3,554,018
Crest G-Star CDO, 6.95%, 2032#                                        6,526,000              6,788,570
CRIIMI MAE CMBS Corp., 6.701%, 2008#                                     10,000                 10,120
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033#                       1,906,000              1,958,415
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 1,635,000              1,728,615
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031               1,199,834              1,232,624
Drive Auto Receivables Trust, 2.5%, 2009#                             2,314,000              2,257,147
E*TRADE RV & Marine Trust, 3.62%, 2018                                  994,000                951,662
Falcon Franchise Loan LLC, 7.382%, 2010#                              1,782,223              1,854,443
Falcon Franchise Loan LLC, FRN, 3.3861%, 2023#^                         638,989                 76,238
Falcon Franchise Loan LLC, FRN, 4.0971%, 2023^                        9,979,312              1,653,985
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                           1,556,000              1,675,865
First Union National Bank Commercial Mortgage Trust, FRN,
1.2003%, 2043#^                                                      23,521,554                973,033
First Union-Lehman Brothers Bank of America, FRN,
0.6937%, 2035^                                                       26,002,284                491,409
First Union-Lehman Brothers Commercial Mortgage Trust, FRN,
7.5%, 2029                                                              798,000                900,482
GE Capital Commercial Mortgage Corp., 6.269%, 2035                    2,042,000              2,155,147
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036         5,908,072              5,919,287
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037         3,357,664              3,374,415
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042         5,335,000              5,153,394
Household Automotive Trust, 3.44%, 2009                               1,059,598              1,050,721
Hyundai Auto Receivables Trust, 2.8%, 2007#                              79,171                 79,045
IKON Receivables Funding LLC, 3.27%, 2011                             1,994,000              1,966,189
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.383%, 2041                                                          4,431,054              4,427,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.936%, 2042                                                          5,061,203              4,917,575
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                          6,001,863              5,879,244
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                           1,161,923              1,221,966
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.7144%, 2035^                                                       28,652,649                548,730
Long Beach Auto Receivables Trust, 2.841%, 2010                       3,221,000              3,141,757
Morgan Stanley Capital I, Inc., 6.86%, 2010                           1,157,000              1,178,143
Morgan Stanley Capital I, Inc., 6.48%, 2030                           2,076,000              2,135,790
Morgan Stanley Capital I, Inc., 7.3%, 2030#                           3,362,000              3,511,045
Morgan Stanley Capital I, Inc., FRN, 7.5458%, 2030                      630,000                661,604
Morgan Stanley Capital I, Inc., FRN, 1.1666%, 2031#^                 21,194,713                577,225
Mortgage Capital Funding, Inc., 6.663%, 2008                            881,522                907,950
Mortgage Capital Funding, Inc., 6.337%, 2031                          1,981,963              2,033,052
Mortgage Capital Funding, Inc., FRN, 0.9637%, 2031^                  16,484,578                265,870
Multi-Family Capital Access One, Inc., 6.65%, 2024                    1,354,700              1,401,476
Nationslink Funding Corp., FRN, 0.7338%, 2030^                        8,156,211                149,215
New Century Home Equity Loan Trust, 4.532%, 2035                      3,000,000              2,947,734
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                      3,000,000              2,957,618
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035             2,038,504              2,011,486
Preferred Term Securities IV Ltd., FRN, 6.1356%, 2031#                2,850,000              2,899,875
Preferred Term Securities XIX Ltd., FRN, 4.1838%, 2035#               7,800,000              7,800,000
Prudential Securities Secured Financing Corp., FRN,
7.0221%, 2013                                                         1,838,000              1,979,022
Residential Asset Mortgage Products, Inc., 3.878%, 2025               2,895,869              2,854,272
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034         2,727,000              2,609,275
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2983%, 2032#       3,262,500              3,536,049
SLM Student Loan Trust, 2.99%, 2022#                                  1,111,000              1,090,391
Structured Asset Securities Corp., 4.67%, 2035                        4,852,858              4,794,482
Structured Asset Securities Corp., FRN, 4.2775%, 2035#                8,064,624              8,064,311
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                 947,371                969,725
Triad Auto Receivables Trust, 2.48%, 2008                               583,902                580,596
Triad Auto Receivables Trust, 3.24%, 2009                               946,367                937,834
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041            4,700,000              4,546,000
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042            6,014,804              5,912,795
Wachovia Bank Commercial Mortgage Trust, FRN, 5.274%, 2044            4,999,000              4,962,657
WFS Financial, Inc., 2.39%, 2007                                            121                    120
                                                                                       ---------------
                                                                                       $   186,747,994
------------------------------------------------------------------------------------------------------
Automotive - 1.4%
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                 $   4,103,000        $     3,757,737
Ford Motor Credit Co., 5.7%, 2010                                     4,802,000              4,321,233
Ford Motor Credit Co., 7.875%, 2010                                   3,878,000              3,732,874
Ford Motor Credit Co., 7%, 2013                                       3,236,000              2,961,801
General Motors Acceptance Corp., 6.75%, 2014                          3,073,000              2,938,510
Lear Corp., 8.11%, 2009                                               4,760,000              4,474,400
                                                                                       ---------------
                                                                                       $    22,186,555
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.7%
------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049       $   3,556,000        $     4,713,713
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#          4,869,000              4,832,483
Bank of America Corp., 7.4%, 2011                                    10,575,000             11,673,943
Barclays Bank PLC, 6.86% to 2032, FRN to 2049#                        1,596,000              1,705,173
Barclays Bank PLC, 8.55% to 2011, FRN to 2049#                          902,000              1,042,858
BNP Paribas, 5.186% to 2015, FRN to 2049#                             5,438,000              5,228,691
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#         5,713,000              5,409,394
Citigroup, Inc., 5.625%, 2012                                         2,622,000              2,692,083
Citigroup, Inc., 5%, 2014                                             8,511,000              8,334,729
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                    1,885,000              1,863,882
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                  2,507,000              2,476,670
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                    805,000                794,372
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049#               3,015,000              3,332,006
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#                 3,295,000              3,391,623
J.P. Morgan Chase & Co., 5.125%, 2014                                 4,932,000              4,826,914
Kazkommerts International B.V., 8.5%, 2013                            3,553,000              3,695,120
Mizuho Financial Group, Inc., 5.79%, 2014#                            4,482,000              4,596,139
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049#                     1,635,000              1,766,497
Popular North America, Inc., 4.25%, 2008                              1,994,000              1,959,380
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                     3,191,000              3,257,823
Resona Bank Ltd., FRN, 5.85%, 2049#                                   3,348,000              3,231,560
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049#                   2,349,000              2,457,996
UFJ Finance Aruba AEC, 6.75%, 2013                                    6,326,000              6,845,896
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#      1,766,000              2,050,326
Wachovia Corp., 4.875%, 2014                                          4,544,000              4,418,481
Wachovia Corp., 6.605%, 2025                                          2,393,000              2,583,064
Wells Fargo & Co., 6.45%, 2011                                        4,052,000              4,310,339
                                                                                       ---------------
                                                                                       $   103,491,155
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
------------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                        $   2,700,000        $     2,414,367
TCI Communications Financing III, 9.65%, 2027                            20,000                 21,715
TCI Communications, Inc., 9.8%, 2012                                  1,529,000              1,850,662
Time Warner Entertainment Co., LP, 8.375%, 2033                       6,838,000              8,255,976
                                                                                       ---------------
                                                                                       $    12,542,720
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                             $   4,666,000        $     4,765,964
Lehman Brothers Holdings, Inc., 8.25%, 2007                           1,596,000              1,675,741
Merrill Lynch & Co., Inc., 5.45%, 2014                                2,996,000              3,020,513
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                          3,101,000              3,325,016
Morgan Stanley Group, Inc., 5.3%, 2013                                  742,000                739,108
Morgan Stanley Group, Inc., 4.75%, 2014                               2,500,000              2,358,350
                                                                                       ---------------
                                                                                       $    15,884,692
------------------------------------------------------------------------------------------------------
Building - 0.3%
------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                        $   1,072,000        $     1,120,551
American Standard Cos., Inc., 7.625%, 2010                            3,760,000              4,081,653
                                                                                       ---------------
                                                                                       $     5,202,204
------------------------------------------------------------------------------------------------------
Chemicals - 0.2%
------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                     $   2,190,000        $     2,441,850
Dow Chemical Co., 5.75%, 2008                                           775,000                795,980
                                                                                       ---------------
                                                                                       $     3,237,830
------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                        $   4,041,000        $     4,297,640
------------------------------------------------------------------------------------------------------
Containers - 0.3%
------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                  $   4,728,000        $     4,538,880
------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010#                          $   5,961,000        $     5,828,296
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                        $      37,000        $        46,332
Chesapeake Energy Corp., 6.875%, 2016                                 4,935,000              4,996,688
Kerr-McGee Corp., 6.875%, 2011                                        3,914,000              4,138,456
Ocean Energy, Inc., 4.375%, 2007                                        798,000                790,615
Ocean Energy, Inc., 7.25%, 2011                                       3,181,000              3,488,857
                                                                                       ---------------
                                                                                       $    13,460,948
------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $   2,872,000        $     3,243,352
------------------------------------------------------------------------------------------------------
Entertainment - 0.4%
------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                    $     399,000        $       461,538
Walt Disney Co., 6.75%, 2006                                          1,073,000              1,082,461
Walt Disney Co., 6.375%, 2012                                         4,262,000              4,488,836
                                                                                       ---------------
                                                                                       $     6,032,835
------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                      $   2,033,000        $     1,978,339
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013#                              $   5,462,000        $     5,380,982
Coca-Cola HBC Finance B.V., 5.125%, 2013                              1,474,000              1,466,353
Kraft Foods, Inc., 6.25%, 2012                                        3,464,000              3,641,139
                                                                                       ---------------
                                                                                       $    10,488,474
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                $   3,802,000        $     3,744,970
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015#                       $   5,091,000        $     4,885,181
MGM Mirage, Inc., 5.875%, 2014                                        4,205,000              3,931,675
                                                                                       ---------------
                                                                                       $     8,816,856
------------------------------------------------------------------------------------------------------
Insurance - 1.2%
------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                   $   7,137,000        $     6,719,702
ASIF Global Financing XIX, 4.9%, 2013#                                4,436,000              4,368,670
Genworth Financial, Inc., 5.75%, 2014                                 3,719,000              3,837,956
UnumProvident Corp., 7.625%, 2011                                     4,048,000              4,248,481
                                                                                       ---------------
                                                                                       $    19,174,809
------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.0%
------------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                              $   5,875,000        $     5,938,427
AXIS Capital Holdings Ltd., 5.75%, 2014                               5,720,000              5,585,963
Fund American Cos., Inc., 5.875%, 2013                                3,207,000              3,183,958
                                                                                       ---------------
                                                                                       $    14,708,348
------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                               $   3,220,000        $     3,389,050
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                            $   4,630,000        $     4,456,375
HCA, Inc., 8.75%, 2010                                                4,735,000              5,180,564
                                                                                       ---------------
                                                                                       $     9,636,939
------------------------------------------------------------------------------------------------------
Mortgage Backed - 11.0%
------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                           $   2,403,120        $     2,355,907
Fannie Mae, 4.79%, 2012                                                 584,000                577,908
Fannie Mae, 4.543%, 2013                                              2,499,254              2,427,574
Fannie Mae, 4.845%, 2013                                              1,384,302              1,362,635
Fannie Mae, 5.78%, 2013                                               1,575,310              1,615,086
Fannie Mae, 4.62%, 2014 - 2015                                        3,656,914              3,540,169
Fannie Mae, 4.667%, 2014                                              1,476,055              1,439,606
Fannie Mae, 4.77%, 2014                                               1,693,819              1,648,992
Fannie Mae, 4.846%, 2014                                              3,776,360              3,722,623
Fannie Mae, 4.86%, 2014                                               1,724,196              1,692,301
Fannie Mae, 5.412%, 2014                                              1,929,872              1,989,571
Fannie Mae, 4.665%, 2015                                              1,276,249              1,238,308
Fannie Mae, 4.785%, 2015                                              1,726,634              1,683,738
Fannie Mae, 4.815%, 2015                                              1,848,000              1,805,695
Fannie Mae, 4.82%, 2015                                               1,597,190              1,558,009
Fannie Mae, 4.85%, 2015                                               1,388,084              1,363,976
Fannie Mae, 4.87%, 2015                                               1,310,067              1,288,691
Fannie Mae, 4.89%, 2015                                                 363,000                355,570
Fannie Mae, 4.925%, 2015                                              4,397,123              4,350,524
Fannie Mae, 4.94%, 2015                                               2,292,000              2,241,958
Fannie Mae, 5%, 2016 - 2020                                           6,260,779              6,179,486
Fannie Mae, 4.996%, 2017                                              3,638,699              3,620,382
Fannie Mae, 5.5%, 2018 - 2035                                        91,519,050             90,872,014
Fannie Mae, 4.88%, 2020                                               1,052,027              1,041,797
Fannie Mae, 6.5%, 2031 - 2033                                         1,848,676              1,899,249
Fannie Mae, 6%, 2034                                                    803,450                810,747
Freddie Mac, 5%, 2018 - 2020                                          3,861,222              3,812,206
Freddie Mac, 5.5%, 2019                                               3,218,260              3,239,405
Freddie Mac, 6%, 2033 - 2035                                         12,769,269             12,905,285
Freddie Mac TBA, 5.5%, 2016                                           1,069,000              1,075,681
Freddie Mac TBA, 5.5%, 2033                                           5,855,000              5,778,153
                                                                                       ---------------
                                                                                       $   169,493,246
------------------------------------------------------------------------------------------------------
Municipals - 2.5%
------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC,
5%, 2033                                                          $   8,800,000        $     9,116,008
New York, NY, City Municipal Water Finance Authority, Water &
Sewer Systems Rev., "D", 5%, 2037                                    15,200,000             15,607,968
University of Texas Permanent University Fund, "B", 5%, 2035         13,025,000             13,406,372
                                                                                       ---------------
                                                                                       $    38,130,348
------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $   6,931,000        $     7,827,393
Enterprise Products Operating LP, 6.65%, 2034                         3,364,000              3,368,138
Kinder Morgan Energy Partners LP, 7.75%, 2032                         2,916,000              3,434,870
Kinder Morgan, Inc., 6.5%, 2012                                       2,548,000              2,696,350
Magellan Midstream Partners LP, 5.65%, 2016                           3,272,000              3,229,902
                                                                                       ---------------
                                                                                       $    20,556,653
------------------------------------------------------------------------------------------------------
Network & Telecom - 1.9%
------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                      $   3,750,000        $     3,860,603
Citizens Communications Co., 9%, 2031                                 4,034,000              3,983,575
Deutsche Telekom International Finance B.V., 5.25%, 2013                621,000                614,012
Deutsche Telekom International Finance B.V., 8.75%, 2030              3,174,000              3,935,703
SBC Communications, Inc., 5.1%, 2014                                  5,670,000              5,473,977
Telecom Italia Capital, 6%, 2034                                      4,855,000              4,609,492
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    806,000                812,974
Verizon New York, Inc., 7.375%, 2032                                  6,371,000              6,482,371
                                                                                       ---------------
                                                                                       $    29,772,707
------------------------------------------------------------------------------------------------------
Oils - 0.5%
------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                          $   6,690,000        $     7,124,850
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                 $   4,690,000        $     4,730,672
------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.2%
------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                $   3,059,000        $     3,013,115
------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                  $   3,605,000        $     3,974,513
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012#                                   $   2,179,000        $     2,364,215
TFM S.A. de C.V., 12.5%, 2012                                         2,235,000              2,581,425
Union Pacific Corp., 7.25%, 2008                                      1,580,000              1,667,030
Union Pacific Corp., 6.125%, 2012                                     3,523,000              3,692,654
                                                                                       ---------------
                                                                                       $    10,305,324
------------------------------------------------------------------------------------------------------
Real Estate - 1.5%
------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                 $   3,499,000        $     3,361,766
EOP Operating LP, 6.8%, 2009                                          6,332,000              6,631,997
HRPT Properties Trust, 6.25%, 2016                                    3,389,000              3,486,278
Kimco Realty Corp., 6%, 2012                                          1,197,000              1,240,668
Simon Property Group LP, 6.375%, 2007                                 3,188,000              3,267,327
Simon Property Group LP, 4.6%, 2010                                   3,579,000              3,495,219
Vornado Realty Trust, 5.625%, 2007                                    1,307,000              1,318,439
Vornado Realty Trust, 4.75%, 2010                                       798,000                775,425
                                                                                       ---------------
                                                                                       $    23,577,119
------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                   $   2,086,000        $     2,429,756
------------------------------------------------------------------------------------------------------
Retailers - 0.1%
------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                $   1,743,000        $     1,943,445
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                          $   3,555,000        $     3,333,755
Nextel Communications, Inc., 5.95%, 2014                              6,045,000              6,063,836
                                                                                       ---------------
                                                                                       $     9,397,591
------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                 $   5,442,000        $     5,469,210
------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                          $     625,000        $       773,093
------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.0%
------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                       $  11,347,000        $    11,731,761
Fannie Mae, 6.125%, 2012                                              6,622,000              7,078,243
Fannie Mae, 4.125%, 2014                                              4,168,000              3,937,189
Federal Home Loan Bank, 3.25%, 2006                                  22,730,000             22,532,590
Freddie Mac, 4.875%, 2013                                            11,233,000             11,212,769
Small Business Administration, 5.34%, 2021                              434,378                441,389
Small Business Administration, 6.34%, 2021                               87,303                 91,506
Small Business Administration, 6.35%, 2021                               54,837                 57,516
Small Business Administration, 6.44%, 2021                               83,121                 87,364
Small Business Administration, 6.07%, 2022                              286,153                297,876
Small Business Administration, 4.35%, 2023                            1,899,520              1,826,376
Small Business Administration, 4.89%, 2023                            2,556,663              2,531,655
Small Business Administration, 4.98%, 2023                            2,525,059              2,513,552
Small Business Administration, 4.34%, 2024                            2,770,153              2,652,144
Small Business Administration, 4.86%, 2024                            2,302,507              2,268,827
Small Business Administration, 4.93%, 2024                            2,451,098              2,431,446
Small Business Administration, 5.19%, 2024                            3,754,161              3,770,704
Small Business Administration, 5.52%, 2024                            3,451,173              3,520,982
Small Business Administration, 4.57%, 2025                            3,500,000              3,380,670
Small Business Administration, 4.76%, 2025                            9,831,000              9,595,115
                                                                                       ---------------
                                                                                       $    91,959,674
------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 36.6%
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                 $ 136,846,000        $   138,989,556
U.S. Treasury Bonds, 6.25%, 2023                                     19,543,000             22,808,049
U.S. Treasury Bonds, 5.375%, 2031                                    33,284,000             36,300,363
U.S. Treasury Notes, 2%, 2006                                         8,489,000              8,388,524
U.S. Treasury Notes, 3.5%, 2006                                       6,657,000              6,599,270
U.S. Treasury Notes, 6.5%, 2006                                      24,955,000             25,433,637
U.S. Treasury Notes, 7%, 2006                                        87,076,000             88,654,253
U.S. Treasury Notes, 3%, 2007                                           257,000                250,153
U.S. Treasury Notes, 6.125%, 2007                                    23,228,000             23,916,664
U.S. Treasury Notes, 5.5%, 2008                                       3,868,000              3,961,679
U.S. Treasury Notes, 5.625%, 2008                                    89,735,000             92,339,379
U.S. Treasury Notes, 4%, 2010                                           525,000                514,951
U.S. Treasury Notes, 6.5%, 2010                                      79,367,000             85,573,738
U.S. Treasury Notes, 4.25%, 2014                                      3,180,000              3,102,363
U.S. Treasury Notes, 4.125%, 2015                                     2,921,000              2,818,765
U.S. Treasury Notes, TIPS, 2%, 2014                                  22,516,272             22,578,710
                                                                                       ---------------
                                                                                       $   562,230,054
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012#                    $   3,900,000        $     4,309,500
Dominion Resources, Inc., 5.95%, 2035                                 4,800,000              4,572,326
DTE Energy Co., 7.05%, 2011                                           4,330,000              4,649,021
Duke Capital Corp., 8%, 2019                                          3,307,000              3,903,990
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      677,000                758,324
Enersis S.A., 7.375%, 2014                                            4,308,000              4,538,780
Exelon Generation Co. LLC, 6.95%, 2011                                6,572,000              7,062,988
FirstEnergy Corp., 6.45%, 2011                                       13,644,000             14,352,233
MidAmerican Energy Holdings Co., 5.875%, 2012                         1,182,000              1,211,292
NRG Energy, Inc., 8%, 2013                                            3,635,000              3,962,150
Virginia Electric & Power Co., 4.1%, 2008                             2,258,000              2,196,682
                                                                                       ---------------
                                                                                       $    51,517,286
------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,536,283,120)                                          $ 1,510,709,165
------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.3%
------------------------------------------------------------------------------------------------------
BNP Paribas Financial, 4.03%, due 11/01/05, at Amortized Cost<    $  19,895,000        $    19,895,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,556,178,120)                                    $ 1,530,604,165
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                        6,093,267
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 1,536,697,432
------------------------------------------------------------------------------------------------------
# SEC Rule 144A restriction.
^ Interest only security for which the fund receives interest on notional principal (Par amount).
  Par amount shown is the notional principal and does not reflect the cost of the security.
< The rate shown represents an annualized yield at time of purchase.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                          NET UNREALIZED
      CONTRACTS TO                     SETTLEMENT                            CONTRACTS      APPRECIATION
     DELIVER/RECEIVE                         DATE     IN EXCHANGE FOR         AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES
--------------------------------------------------------------------------------------------------------
GBP               837,343                11/02/05          $1,494,858       $1,481,101           $13,757

PURCHASES
--------------------------------------------------------------------------------------------------------
GBP             1,674,686      11/02/05 - 1/31/06          $3,001,037       $2,961,293          $(39,744)

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA    To Be Announced
TIPS   Treasury Inflation Protected Security
AMBAC  AMBAC Indemnity Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

GBP    British Pound

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,556,178,120)          $1,530,604,165
Cash                                                                     20,808
Receivable for forward foreign currency exchange contracts               13,757
Receivable for investments sold                                       7,374,751
Receivable for fund shares sold                                       6,059,845
Interest receivable                                                  20,875,930
Receivable from investment adviser                                      333,468
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,565,282,724
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,213,203
Payable for forward foreign currency exchange contracts                  39,744
Payable for investments purchased                                    18,162,652
Payable for TBA purchase commitments                                  6,924,000
Payable for fund shares reacquired                                    1,809,558
Payable to affiliates
  Management fee                                                         44,148
  Shareholder servicing costs                                           115,495
  Distribution and service fees                                          24,945
  Administrative services fee                                             1,119
  Program manager fees                                                       20
  Retirement plan administration and services fees                          139
Accrued expenses and other liabilities                                  250,269
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $28,585,292
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,536,697,432
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,584,910,512
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         (25,599,942)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       (11,322,075)
Accumulated distributions in excess of net investment income        (11,291,063)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,536,697,432
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   152,191,515
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $816,989,512
  Shares outstanding                                                 80,933,045
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.09
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X10.09)                                                     $10.59
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $83,492,025
  Shares outstanding                                                  8,257,218
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.11
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $58,276,962
  Shares outstanding                                                  5,763,428
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.11
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $532,657,046
  Shares outstanding                                                 52,750,620
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.10
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $33,437,777
  Shares outstanding                                                  3,313,141
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.09
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $255,986
  Shares outstanding                                                     25,313
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.11
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $82,803
  Shares outstanding                                                      8,174
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.13
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,572,771
  Shares outstanding                                                    849,928
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.09
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,885,446
  Shares outstanding                                                    186,831
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.09
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,735
  Shares outstanding                                                      5,026
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                                $10.09
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $578,743
  Shares outstanding                                                     57,482
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.07
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X10.07)                                                     $10.57
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $133,224
  Shares outstanding                                                     13,171
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.11
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $284,402
  Shares outstanding                                                     28,138
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.11
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $33,165,023
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,629,563
  Distribution and service fees                                         2,122,370
  Program manager fees                                                      1,187
  Shareholder servicing costs                                           1,116,445
  Administrative services fee                                              93,872
  Retirement plan administration and services fees                          8,062
  Independent trustees' compensation                                       13,025
  Custodian fee                                                           246,476
  Printing                                                                 62,965
  Postage                                                                  55,303
  Auditing fees                                                            28,984
  Legal fees                                                               28,717
  Shareholder solicitation expenses                                        11,100
  Miscellaneous                                                           106,966
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,525,035
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   $(66,311)
  Reduction of expenses by investment adviser and distributor          (2,148,956)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,309,768
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $27,855,255
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $1,785,823
  Foreign currency transactions                                           (77,982)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $1,707,841
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(26,509,836)
  Translation of assets and liabilities in foreign currencies             (28,675)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(26,538,511)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(24,830,670)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $3,024,585
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                    10/31/05                    4/30/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $27,855,255                $41,198,380
Net realized gain (loss) on investments and foreign
currency transactions                                              1,707,841                  7,280,906
Net unrealized gain (loss) on investments and foreign
currency translation                                             (26,538,511)                 3,170,070
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $3,024,585                $51,649,356
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(19,564,966)              $(30,040,465)
  Class B                                                         (1,847,264)                (3,562,517)
  Class C                                                         (1,235,530)                (2,178,264)
  Class I                                                        (13,961,630)               (17,450,633)
  Class R                                                           (823,540)                (1,346,979)
  Class R1                                                            (3,329)                      (171)
  Class R2                                                            (1,620)                      (183)
  Class R3                                                          (134,946)                   (52,427)
  Class R4                                                           (13,716)                      (204)
  Class R5                                                            (1,354)                      (217)
  Class 529A                                                         (12,982)                   (15,566)
  Class 529B                                                          (2,683)                    (4,759)
  Class 529C                                                          (5,887)                    (8,415)

From net realized gain on investments and foreign currency transactions
  Class A                                                                 --                 (1,168,161)
  Class B                                                                 --                   (162,957)
  Class C                                                                 --                    (99,137)
  Class I                                                                 --                   (674,740)
  Class R                                                                 --                    (54,454)
  Class R3                                                                --                     (1,419)
  Class 529A                                                              --                       (539)
  Class 529B                                                              --                       (237)
  Class 529C                                                              --                       (460)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(37,609,447)              $(56,822,904)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $238,860,257               $388,757,888
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $96                     $5,421
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $204,275,491               $383,589,761
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,332,421,941               $948,832,180
At end of period (including accumulated distributions in
excess of net investment income of $11,291,063 and
$1,536,871, respectively)                                     $1,536,697,432             $1,332,421,941
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 4/30
                                  ENDED         ------------------------------------------------------------------------------
CLASS A                        10/31/05                2005                2004            2003           2002            2001
                            (UNAUDITED)

Net asset value,
beginning of period              $10.33              $10.35              $10.62           $9.97          $9.80           $9.27
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#          $0.20               $0.39               $0.40           $0.45          $0.50           $0.58

  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                (0.17)               0.13               (0.07)           0.77           0.29            0.62^
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.03               $0.52               $0.33           $1.22          $0.79           $1.20
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.27)             $(0.52)             $(0.54)         $(0.56)        $(0.58)         $(0.67)

  From net realized gain
  on investments and
  foreign currency
  transactions                       --               (0.02)              (0.06)          (0.01)         (0.04)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.27)             $(0.54)             $(0.60)         $(0.57)        $(0.62)         $(0.67)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $10.09              $10.33              $10.35          $10.62          $9.97           $9.80
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**             0.28++              5.10                3.11           12.58           8.19           13.39
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       1.09+               1.07                1.08            1.16           1.37            5.24
Expenses after expense
reductions##                       0.70+               0.70                0.70            0.70           0.70            0.41
Net investment income(S)           3.87+               3.77                3.81            4.44           5.21            6.54
Portfolio turnover                   50                  99                 170             141            166             272
Net assets at end of
period (000 Omitted)           $816,990            $671,506            $531,705        $221,872        $55,592          $5,447
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                  YEARS ENDED 4/30                               PERIOD
                                  ENDED         -------------------------------------------------------------------      ENDED
CLASS B                        10/31/05                2005                2004            2003           2002        4/30/01*
                            (UNAUDITED)

Net asset value, beginning
of period                        $10.34              $10.37              $10.64           $9.98          $9.81           $9.77
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#          $0.16               $0.30               $0.31           $0.37          $0.43           $0.12

  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                (0.16)               0.12               (0.07)           0.77           0.28            0.10^
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $--               $0.42               $0.24           $1.14          $0.71           $0.22
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.23)             $(0.43)             $(0.45)         $(0.47)        $(0.50)         $(0.18)

  From net realized gain
  on investments and
  foreign currency
  transactions                       --               (0.02)              (0.06)          (0.01)         (0.04)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.23)             $(0.45)             $(0.51)         $(0.48)        $(0.54)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $10.11              $10.34              $10.37          $10.64          $9.98           $9.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**            (0.05)++             4.11                2.24           11.72           7.27            2.26++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       1.74+               1.72                1.73            1.81           2.02            6.30+
Expenses after expense
reductions##                       1.55+               1.55                1.55            1.55           1.55            1.57+
Net investment income(S)           3.03+               2.93                2.92            3.62           4.35            5.19+
Portfolio turnover                   50                  99                 170             141            166             272
Net assets at end of
period (000 Omitted)            $83,492             $83,473             $90,726         $98,653        $40,800          $5,454
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                  YEARS ENDED 4/30                               PERIOD
                                  ENDED         -------------------------------------------------------------------      ENDED
CLASS C                        10/31/05                2005                2004            2003           2002        4/30/01*
                            (UNAUDITED)

Net asset value, beginning
of period                        $10.34              $10.37              $10.64           $9.98          $9.81           $9.77
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#          $0.16               $0.30               $0.31           $0.37          $0.43           $0.13

  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                (0.16)               0.12               (0.07)           0.77           0.28            0.09^
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $--               $0.42               $0.24           $1.14          $0.71           $0.22
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.23)             $(0.43)             $(0.45)         $(0.47)        $(0.50)         $(0.18)

  From net realized gain
  on investments and
  foreign currency
  transactions                       --               (0.02)              (0.06)          (0.01)         (0.04)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.23)             $(0.45)             $(0.51)         $(0.48)        $(0.54)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $10.11              $10.34              $10.37          $10.64          $9.98           $9.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**            (0.05)++             4.11                2.24           11.72           7.27            2.28++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       1.74+               1.72                1.73            1.81           2.02            6.30+
Expenses after expense
reductions##                       1.55+               1.55                1.55            1.55           1.55            1.57+
Net investment income(S)           3.03+               2.93                2.93            3.62           4.34            5.20+
Portfolio turnover                   50                  99                 170             141            166             272
Net assets at end of
period (000 Omitted)            $58,277             $53,915             $53,029         $41,768        $16,411          $4,274
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                        YEARS ENDED 4/30
                                  ENDED         ------------------------------------------------------------------------------
CLASS I                        10/31/05                2005                2004            2003           2002            2001
                            (UNAUDITED)

Net asset value,
beginning of period              $10.33              $10.35              $10.62           $9.96          $9.79           $9.26
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#          $0.21               $0.40               $0.42           $0.45          $0.45           $0.66

  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                (0.16)               0.13               (0.08)           0.80           0.35            0.55^
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.05               $0.53               $0.34           $1.25          $0.80           $1.21
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.28)             $(0.53)             $(0.55)         $(0.58)        $(0.59)         $(0.68)

  From net realized gain
  on investments and
  foreign currency
  transactions                       --               (0.02)              (0.06)          (0.01)         (0.04)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.28)             $(0.55)             $(0.61)         $(0.59)        $(0.63)         $(0.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                    $10.10              $10.33              $10.35          $10.62          $9.96           $9.79
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&**                0.45++              5.26                3.27           12.86           8.36           13.47
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       0.74+               0.72                0.73            0.81           1.02            4.77
Expenses after expense
reductions##                       0.55+               0.55                0.55            0.55           0.55            0.04
Net investment income(S)           4.03+               3.95                3.93            4.52           5.48            6.92
Portfolio turnover                   50                  99                 170             141            166             272
Net assets at end of
period (000 Omitted)           $532,657            $486,212            $249,314        $259,920         $3,900              $0+++
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS               YEARS ENDED 4/30
                                                          ENDED         ------------------------------           PERIOD ENDED
CLASS R                                                10/31/05                2005               2004               4/30/03*
                                                    (UNAUDITED)

Net asset value, beginning of period                     $10.32              $10.35             $10.62                 $10.44
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                  $0.18               $0.36              $0.37                  $0.14

  Net realized and unrealized gain (loss) on
  investments and foreign currency                        (0.16)               0.11              (0.08)                  0.22^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.02               $0.47              $0.29                  $0.36
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.25)             $(0.48)            $(0.50)                $(0.18)

  From net realized gain on investments and
  foreign currency transactions                              --               (0.02)             (0.06)                    --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.25)             $(0.50)            $(0.56)                $(0.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.09              $10.32             $10.35                 $10.62
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&**                                        0.20++              4.63               2.75                   3.43++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                       1.24+               1.22               1.23                   1.31+
Expenses after expense reductions##                        1.05+               1.05               1.05                   1.05+
Net investment income                                      3.53+               3.43               3.46                   3.88+
Portfolio turnover                                           50                  99                170                    141
Net assets at end of period (000 Omitted)               $33,438             $32,330            $23,477                 $9,880
-----------------------------------------------------------------------------------------------------------------------------


                                                                            SIX MONTHS
                                                                                 ENDED             PERIOD ENDED
CLASS R1                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                            $10.35                   $10.28
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.15                    $0.03

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.17)                    0.08
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $(0.02)                   $0.11
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.22)                  $(0.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.11                   $10.35
---------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                              (0.23)++                  1.02++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.93+                    1.93+
Expenses after expense reductions##                                               1.72+                    1.76+
Net investment income                                                             2.82+                    2.93+
Portfolio turnover                                                                  50                       99
Net assets at end of period (000 Omitted)                                         $256                      $50
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS
                                                                                 ENDED             PERIOD ENDED
CLASS R2                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                            $10.35                   $10.28
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.18                    $0.03

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.17)                    0.08
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.01                    $0.11
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.23)                  $(0.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.13                   $10.35
---------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                               0.12++                   1.05++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.64+                    1.63+
Expenses after expense reductions##                                               1.42+                    1.46+
Net investment income                                                             3.14+                    3.23+
Portfolio turnover                                                                  50                       99
Net assets at end of period (000 Omitted)                                          $83                      $51
---------------------------------------------------------------------------------------------------------------

                                                                  SIX MONTHS                YEAR
                                                                       ENDED               ENDED           PERIOD ENDED
CLASS R3                                                            10/31/05             4/30/05               4/30/04*
                                                                 (UNAUDITED)

Net asset value, beginning of period                                  $10.32              $10.35                 $10.49
-----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income#                                               $0.17               $0.32                  $0.17

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 (0.16)               0.12                  (0.02)^
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.01               $0.44                  $0.15
-----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.24)             $(0.45)                $(0.23)

  From net realized gain on investments and foreign
  currency transactions                                                   --               (0.02)                 (0.06)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.24)             $(0.47)                $(0.29)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.09              $10.32                 $10.35
-----------------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                     0.08++              4.34                   1.44++
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.48+               1.48                   1.47+
Expenses after expense reductions##                                     1.27+               1.31                   1.29+
Net investment income                                                   3.30+               3.25                   3.24+
Portfolio turnover                                                        50                  99                    170
Net assets at end of period (000 Omitted)                             $8,573              $3,908                    $40
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS
                                                                                 ENDED             PERIOD ENDED
CLASS R4                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                            $10.33                   $10.26
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.16                    $0.03

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.14)                    0.08
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.02                    $0.11
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.26)                  $(0.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.09                   $10.33
---------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                               0.15++                   1.09++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.13+                    1.12+
Expenses after expense reductions##                                               0.94+                    0.95+
Net investment income                                                             3.55+                    3.73+
Portfolio turnover                                                                  50                       99
Net assets at end of period (000 Omitted)                                       $1,885                      $51
---------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                                 ENDED             PERIOD ENDED
CLASS R5                                                                      10/31/05                 4/30/05*
                                                                           (UNAUDITED)

Net asset value, beginning of period                                            $10.33                   $10.26
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.20                    $0.03

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.17)                    0.08
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.03                    $0.11
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.27)                  $(0.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $10.09                   $10.33
---------------------------------------------------------------------------------------------------------------
Total return (%)&**                                                               0.30++                   1.12++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              0.84+                    0.82+
Expenses after expense reductions##                                               0.65+                    0.65+
Net investment income                                                             3.93+                    4.04+
Portfolio turnover                                                                  50                       99
Net assets at end of period (000 Omitted)                                          $51                      $51
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS             YEARS ENDED 4/30                    PERIOD
                                                                 ENDED       -----------------------------              ENDED
CLASS 529A                                                    10/31/05              2005              2004           4/30/03*
                                                           (UNAUDITED)

Net asset value, beginning of period                            $10.30            $10.33            $10.61              $9.98
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.18             $0.36             $0.36              $0.29

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.16)             0.11             (0.07)              0.75^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.02             $0.47             $0.29              $1.04
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.25)           $(0.48)           $(0.51)            $(0.40)

  From net realized gain on investments and foreign
  currency transactions                                             --             (0.02)            (0.06)             (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.25)           $(0.50)           $(0.57)            $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.07            $10.30            $10.33             $10.61
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)+&**                                              0.19++            4.66              2.75              10.56++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.34+             1.47              1.33               1.41+
Expenses after expense reductions##                               1.05+             1.05              1.05               1.05+
Net investment income                                             3.53+             3.44              3.44               3.99+
Portfolio turnover                                                  50                99               170                141
Net assets at end of period (000 Omitted)                         $579              $498              $229               $157
-----------------------------------------------------------------------------------------------------------------------------

                                                            SIX MONTHS             YEARS ENDED 4/30                    PERIOD
                                                                 ENDED       -----------------------------              ENDED
CLASS 529B                                                    10/31/05              2005              2004           4/30/03*
                                                           (UNAUDITED)

Net asset value, beginning of period                            $10.35            $10.36            $10.64             $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.14             $0.28             $0.29              $0.23

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.17)             0.13             (0.09)              0.76^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $(0.03)            $0.41             $0.20              $0.99
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.21)           $(0.40)           $(0.42)            $(0.34)

  From net realized gain on investments and foreign
  currency transactions                                             --             (0.02)            (0.06)             (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.21)           $(0.42)           $(0.48)            $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.11            $10.35            $10.36             $10.64
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                                           (0.27)++           3.97              1.89              10.00++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.99+             1.97              1.98               2.06+
Expenses after expense reductions##                               1.80+             1.80              1.80               1.80+
Net investment income                                             2.78+             2.68              2.69               3.24+
Portfolio turnover                                                  50                99               170                141
Net assets at end of period (000 Omitted)                         $133              $130              $117                $41
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS             YEARS ENDED 4/30                    PERIOD
                                                                 ENDED       -----------------------------              ENDED
CLASS 529C                                                    10/31/05              2005              2004           4/30/03*
                                                           (UNAUDITED)

Net asset value, beginning of period                            $10.34            $10.36            $10.63             $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.14             $0.28             $0.28              $0.22

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.16)             0.12             (0.07)              0.76^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $(0.02)            $0.40             $0.21              $0.98
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.21)           $(0.40)           $(0.42)            $(0.34)

  From net realized gain on investments and foreign
  currency transactions                                             --             (0.02)            (0.06)             (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.21)           $(0.42)           $(0.48)            $(0.35)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.11            $10.34            $10.36             $10.63
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                                           (0.17)++           3.91              1.98               9.89++
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.99+             1.97              1.98               2.06+
Expenses after expense reductions##                               1.80+             1.80              1.80               1.80+
Net investment income                                             2.77+             2.69              2.70               3.23+
Portfolio turnover                                                  50                99               170                141
Net assets at end of period (000 Omitted)                         $284              $249              $195                $57
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
  +  Annualized.
 ++  Not annualized.
+++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
  * For the period from the class' inception, December 29, 2000 (Classes B, C), December 31, 2002 (Class R), April 1, 2005
    (Classes R1, R2, R4 and R5), October 31, 2003 (Class R3), July 31, 2002 (Classes 529A, 529B and 529C) through the stated
    period end.
 ** Certain expenses have been reduced without which performance would have been lower.
(S) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
    began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to May 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund may invest in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                    4/30/05            4/30/04
Distributions declared from:
  Ordinary income                               $55,493,894        $44,773,396
  Long-term capital gain                          1,329,010            852,692
------------------------------------------------------------------------------
Total distributions declared                    $56,822,904        $45,626,088

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                  $3,949,620
        Undistributed long-term capital gain            1,332,915
        Unrealized depreciation                       (13,426,950)
        Other temporary differences                    (5,483,803)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $1,083,299, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. For the six months ended October 31, 2005, this reduction amounted to $311,746 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until August 31, 2006, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $98,918 and $121 for the six months ended October 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE

Class A                          0.10%            0.25%            0.35%          0.15%            $8,719        $1,312,397
Class B                          0.75%            0.25%            1.00%          1.00%                73           423,214
Class C                          0.75%            0.25%            1.00%          1.00%               252           283,206
Class R                          0.25%            0.25%            0.50%          0.50%                --            84,681
Class R1                         0.50%            0.25%            0.75%          0.75%               189               586
Class R2                         0.25%            0.25%            0.50%          0.50%               126               179
Class R3                         0.25%            0.25%            0.50%          0.50%                38            14,426
Class R4                            --            0.25%            0.25%          0.25%                63               669
Class 529A                       0.25%            0.25%            0.50%          0.25%                64               933
Class 529B                       0.75%            0.25%            1.00%          1.00%                 3               652
Class 529C                       0.75%            0.25%            1.00%          1.00%                10             1,427
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $2,122,370

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31,
    2005 based on each class' average daily net assets.

        0.10% of the Class A and 0.10% of the Class 529A service fee is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $374,696 and $266 for Class A and Class
        529A, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

        0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the
        Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

        0.10% of the Class A distribution fee is currently being waived under a contractual waiver arrangement. For the six months ended October 31, 2005, this waiver amounted to $374,696 and is reflected as a reduction of total expenses in the Statement of Operations.

(3) For the six months ended October 31, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                         AMOUNT
          Class A                                          $873
          Class B                                       $99,325
          Class C                                        $2,835
          Class 529B                                         $0
          Class 529C                                         $0

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2005, were as follows:

                                                         AMOUNT

          Class 529A                                       $667
          Class 529B                                       $163
          Class 529C                                       $357
          -----------------------------------------------------
          Total Program Manager Fees                     $1,187

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $813,133, which equated to 0.1120% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $235,319.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.0129% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                         AMOUNT
                          FEE        EFFECTIVE           TOTAL         RETAINED
                         RATE          RATE(1)          AMOUNT           BY MFS

Class R1                0.45%            0.43%            $350             $193
Class R2                0.40%            0.37%             142              107
Class R3                0.25%            0.23%           7,143            6,580
Class R4                0.15%            0.15%             401              381
Class R5                0.10%            0.10%              26               26
-------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                       $8,062           $7,287

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended October 31, 2005, this waiver amounted to $679 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,574, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES              SALES
U.S. government securities                      $618,281,302       $511,031,184
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $338,529,022       $187,173,912
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $1,569,081,752
          ------------------------------------------------------------
          Gross unrealized depreciation                   $(40,384,761)
          Gross unrealized appreciation                      1,907,174
          ------------------------------------------------------------
          Net unrealized depreciation                     $(38,477,587)

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                  23,153,607      $238,338,573      37,249,582      $386,882,143
Shares issued to shareholders in
reinvestment of distributions                 1,446,238        14,876,451       2,203,312        22,882,022
Shares reacquired                            (8,698,964)      (89,472,670)    (25,794,769)     (267,237,045)
-----------------------------------------------------------------------------------------------------------
Net change                                   15,900,881      $163,742,354      13,658,125      $142,527,120

CLASS B SHARES
Shares sold                                   1,202,357       $12,398,264       1,537,880       $16,011,271
Shares issued to shareholders in
reinvestment of distributions                   141,465         1,458,483         305,887         3,181,069
Shares reacquired                            (1,156,847)      (11,935,102)     (2,524,183)      (26,219,623)
-----------------------------------------------------------------------------------------------------------
Net change                                      186,975        $1,921,645        (680,416)      $(7,027,283)

CLASS C SHARES
Shares sold                                   1,114,952       $11,493,733       1,570,859       $16,346,887
Shares issued to shareholders in
reinvestment of distributions                    81,248           837,510         153,958         1,601,117
Shares reacquired                              (645,253)       (6,659,377)     (1,627,136)      (16,914,755)
-----------------------------------------------------------------------------------------------------------
Net change                                      550,947        $5,671,866          97,681        $1,033,249

CLASS I SHARES
Shares sold                                   5,790,004       $59,694,907      22,607,631      $234,825,912
Shares issued to shareholders in
reinvestment of distributions                 1,223,322        12,592,442       1,787,458        18,561,637
Shares reacquired                            (1,337,854)      (13,747,385)     (1,402,638)      (14,552,848)
-----------------------------------------------------------------------------------------------------------
Net change                                    5,675,472       $58,539,964      22,992,451      $238,834,701

CLASS R SHARES
Shares sold                                     492,016        $5,069,620       2,179,755       $22,621,352
Shares issued to shareholders in
reinvestment of distributions                    58,448           601,471         106,978         1,109,776
Shares reacquired                              (369,002)       (3,791,098)     (1,423,784)      (14,786,371)
-----------------------------------------------------------------------------------------------------------
Net change                                      181,462        $1,879,993         862,949        $8,944,757

                                             Six months ended 10/31/05           Period ended 4/30/05*
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS R1 SHARES
Shares sold                                      20,228          $209,127           4,864           $49,999
Shares issued to shareholders in
reinvestment of distributions                       324             3,329              16               171
Shares reacquired                                  (119)           (1,225)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                       20,433          $211,231           4,880           $50,170

CLASS R2 SHARES
Shares sold                                       3,212           $33,056           4,864           $49,999
Shares issued to shareholders in
reinvestment of distributions                       142             1,465              18               183
Shares reacquired                                   (62)             (633)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                        3,292           $33,888           4,882           $50,182

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS R3 SHARES
Shares sold                                     634,088        $6,538,677         445,504        $4,640,068
Shares issued to shareholders in
reinvestment of distributions                    13,162           134,945           5,195            53,792
Shares reacquired                              (176,034)       (1,816,301)        (75,895)         (790,460)
-----------------------------------------------------------------------------------------------------------
Net change                                      471,216        $4,857,321         374,804        $3,903,400

                                             Six months ended 10/31/05           Period ended 4/30/05*
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS R4 SHARES
Shares sold                                     180,968        $1,848,502           4,873           $49,999
Shares issued to shareholders in
reinvestment of distributions                     1,345            13,711              20               204
Shares reacquired                                  (375)           (3,788)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                      181,938        $1,858,425           4,893           $50,203

CLASS R5 SHARES
Shares sold                                          --               $--           4,873           $49,999
Shares issued to shareholders in
reinvestment of distributions                       132             1,354              21               217
Shares reacquired                                    --                --              --                --
-----------------------------------------------------------------------------------------------------------
Net change                                          132            $1,354           4,894           $50,216

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT

CLASS 529A SHARES
Shares sold                                      11,340          $116,879          29,267          $304,589
Shares issued to shareholders in
reinvestment of distributions                     1,262            12,953           1,643            17,012
Shares reacquired                                (3,456)          (35,506)         (4,788)          (49,685)
-----------------------------------------------------------------------------------------------------------
Net change                                        9,146           $94,326          26,122          $271,916

CLASS 529B SHARES
Shares sold                                       2,107           $21,631           1,531           $15,799
Shares issued to shareholders in
reinvestment of distributions                       258             2,662             515             5,358
Shares reacquired                                (1,790)          (18,517)           (716)           (7,334)
-----------------------------------------------------------------------------------------------------------
Net change                                          575            $5,776           1,330           $13,823

CLASS 529C SHARES
Shares sold                                       7,130           $73,654           6,318           $66,133
Shares issued to shareholders in
reinvestment of distributions                       569             5,860             912             9,480
Shares reacquired                                (3,631)          (37,400)         (1,951)          (20,179)
-----------------------------------------------------------------------------------------------------------
Net change                                        4,068           $42,114           5,279           $55,434

* For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005 through April 30, 2005.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund and the MFS Growth Allocation Fund were the owners of record of approximately less than 1%, less than 1%, less than 1%, less than 1%, 2%, 11% and 12% respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $4,211, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 12th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 25th percentile for the one-year period and the 6th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RBF-SEM-12/05 96M

MFS(R) BOND FUND                                                       10/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             14
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    28
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    38
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            42
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   42
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      96.5%
              Cash & Other Net Assets                     3.5%

              MARKET SECTORS*

              High Grade Corporates                      47.0%
              ------------------------------------------------
              High Yield Corporates                      12.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       8.8%
              ------------------------------------------------
              U.S. Government Agencies                    6.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  6.5%
              ------------------------------------------------
              U.S. Treasury Securities                    5.9%
              ------------------------------------------------
              Emerging Market Bonds                       3.9%
              ------------------------------------------------
              Cash & Other Net Assets                     3.5%
              ------------------------------------------------
              Asset Backed Securities                     2.4%
              ------------------------------------------------
              Non U.S. Government Bonds                   1.3%
              ------------------------------------------------
              Municipal Bonds                             1.0%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        26.0%
              ------------------------------------------------
              AA                                          5.0%
              ------------------------------------------------
              A                                          14.6%
              ------------------------------------------------
              BBB                                        36.0%
              ------------------------------------------------
              BB                                         13.3%
              ------------------------------------------------
              B                                           2.5%
              ------------------------------------------------
              Not Rated                                   2.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        4.8
              ------------------------------------------------
              Average Life***                         8.9 yrs.
              ------------------------------------------------
              Average Maturity***                    13.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                                A-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 10/31/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value. Percentages are based on net assets as of 10/31/05, unless otherwise noted. The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.89%     $1,000.00       $1,003.60         $4.49
    A      ---------------------------------------------------------------------
           Hypothetical*    0.89%     $1,000.00       $1,020.72         $4.53
--------------------------------------------------------------------------------
           Actual           1.60%     $1,000.00       $1,000.80         $8.07
    B     ----------------------------------------------------------------------
           Hypothetical*    1.60%     $1,000.00       $1,017.14         $8.13
--------------------------------------------------------------------------------
           Actual           1.60%     $1,000.00       $1000.00          $8.07
    C      ---------------------------------------------------------------------
           Hypothetical*    1.60%     $1,000.00       $1,017.14         $8.13
--------------------------------------------------------------------------------
           Actual           0.59%     $1,000.00       $1,005.10         $2.98
    I      ---------------------------------------------------------------------
           Hypothetical*    0.59%     $1,000.00       $1,022.23         $3.01
--------------------------------------------------------------------------------
           Actual           1.09%     $1,000.00       $1,002.60         $5.50
    R      ---------------------------------------------------------------------
           Hypothetical*    1.09%     $1,000.00       $1,019.71         $5.55
--------------------------------------------------------------------------------
           Actual           1.74%     $1,000.00         $999.10         $8.77
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.74%     $1,000.00       $1,016.43         $8.84
--------------------------------------------------------------------------------
           Actual           1.42%     $1,000.00       $1,000.70         $7.16
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.42%     $1,000.00       $1,018.05         $7.22
--------------------------------------------------------------------------------
           Actual           1.32%     $1,000.00       $1,002.20         $6.66
    R3     ---------------------------------------------------------------------
           Hypothetical*    1.32%     $1,000.00       $1,018.55         $6.72
--------------------------------------------------------------------------------
           Actual           0.99%     $1,000.00       $1,003.10         $5.00
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.99%     $1,000.00       $1,020.21         $5.04
--------------------------------------------------------------------------------
           Actual           0.69%     $1,000.00       $1,004.60         $3.49
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.69%     $1,000.00       $1,021.73         $3.52
--------------------------------------------------------------------------------
           Actual           1.19%     $1,000.00       $1,002.90         $6.01
  529A     ---------------------------------------------------------------------
           Hypothetical*    1.19%     $1,000.00       $1,019.21         $6.06
--------------------------------------------------------------------------------
           Actual           1.85%     $1,000.00         $999.60         $9.32
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.85%     $1,000.00       $1,015.88         $9.40
--------------------------------------------------------------------------------
           Actual           1.83%     $1,000.00         $998.80         $9.22
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.83%     $1,000.00       $1,015.98         $9.30
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the fund's Class R1, Class R2, and Class R3 retirement plan administration and service fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.66%, 1.30%, and 1.24% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.37, $6.56, and $6.26 for Class R1, Class R2, and Class R3, respectively.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 95.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.1%
---------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                    $  4,937,000      $     5,417,449
Chancellor Media Corp., 8%, 2008                                     5,140,000            5,475,899
EchoStar DBS Corp., 9.125%, 2009                                     4,134,000            4,340,700
News America Holdings, 7.75%, 2024                                   6,693,000            7,455,982
News America Holdings, 8.5%, 2025                                    4,931,000            5,875,153
                                                                                    ---------------
                                                                                    $    28,565,183
---------------------------------------------------------------------------------------------------
Airlines - 0.5%
---------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                          $  2,517,922      $     2,390,105
Continental Airlines, Inc., 6.545%, 2020                             4,395,139            4,252,161
                                                                                    ---------------
                                                                                    $     6,642,266
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
---------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                          $  4,302,000      $     4,115,917
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.2%
---------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019**+                $  1,481,550      $         4,445
Amresco Commercial Mortgage Funding I, 7%, 2029                      4,595,000            4,676,539
ARCap, Inc., 6.1%, 2045##                                            2,150,000            1,948,077
Asset Securitization Corp., FRN, 8.292%, 2026                        4,095,000            4,344,235
Blackrock Capital Finance LP, 7.75%, 2026##                            877,231              875,038
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##          4,998,608            4,998,608
Capital One Auto Finance Trust, 2.47%, 2010                          4,350,000            4,265,674
Chase Commercial Mortgage Securities Corp., 6.6%, 2012               4,039,542            4,112,793
Citibank Credit Card Issuance Trust, 6.65%, 2008                     3,966,000            4,005,691
Commercial Mortgage Acceptance Corp., 6.04%, 2030                    7,385,000            7,571,728
Commercial Mortgage Acceptance Corp., 7.03%, 2031                    5,200,000            5,497,177
Commercial Mortgage Acceptance Corp., FRN, 1.1457%, 2008^^          71,185,647            2,320,118
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013##             4,362,000            4,340,104
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035               699,000              689,575
CPS Auto Receivables Trust, 3.52%, 2009##                            1,012,311            1,006,616
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                     4,668,000            4,796,370
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031              5,044,405            5,182,260
DLJ Commercial Mortgage Corp., 6.04%, 2031                           2,675,000            2,639,891
DLJ Commercial Mortgage Corp., FRN, 7.8697%, 2032                    1,390,000            1,503,486
Drive Auto Receivables Trust, 2.5%, 2009##                           4,240,000            4,135,827
Drivetime Auto Owner Trust, 1.918%, 2008##                           4,107,367            4,061,800
Falcon Franchise Loan Corp., 6.5%, 2014##                            2,733,000            2,318,353
Falcon Franchise Loan LLC, FRN, 4.0971%, 2025^^                     20,270,647            3,359,685
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                           3,028,000            3,279,023
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033               4,140,000            3,910,453
GMAC Commercial Mortgage Securities, Inc., FRN,
7.9098%, 2034##                                                      3,065,000            3,274,783
Greenwich Capital Commercial Funding Corp., 4.305%, 2042             3,544,438            3,445,244
Holmes Financing PLC, FRN, 4.87%, 2040                                 771,000              774,373
IKON Receivables Funding LLC, 3.27%, 2011                            4,670,000            4,604,865
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.5076%, 2042##                                                      4,734,928            4,559,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                         5,520,000            5,407,226
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031       3,960,000            4,164,636
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
1.1555%, 2028^^                                                     44,917,220            1,244,566
Morgan Stanley Capital I, Inc., 6.86%, 2010                          6,477,000            6,595,359
Morgan Stanley Capital I, Inc., 7.3%, 2030##                         5,033,000            5,256,124
Morgan Stanley Capital I, Inc., 5.72%, 2032                          6,145,781            6,269,783
Morgan Stanley Capital I, Inc., FRN, 0.7428%, 2030^^##             142,745,914            2,671,361
Mortgage Capital Funding, Inc., FRN, 0.9637%, 2031^^                60,224,457              971,324
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                     4,166,584            4,107,721
Prudential Securities Secured Financing Corp., FRN,
7.4221%, 2013##                                                      3,468,000            3,729,821
Spirit Master Funding, LLC, 5.05%, 2023##                            3,067,374            2,976,097
TIAA Real Estate CDO Ltd., 7.17%, 2032##                             2,714,822            2,778,882
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041           3,448,527            3,335,533
Wachovia Bank Commercial Mortgage Trust, FRN, 5.274%, 2044           2,387,000            2,369,647
                                                                                    ---------------
                                                                                    $   154,379,913
---------------------------------------------------------------------------------------------------
Automotive - 2.6%
---------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                       $  2,984,000      $     2,193,240
Ford Motor Credit Co., 5.8%, 2009                                    5,595,000            5,124,186
Ford Motor Credit Co., 7.875%, 2010                                  8,815,000            8,485,116
General Motors Acceptance Corp., 5.85%, 2009                         4,197,000            4,012,265
General Motors Acceptance Corp., 7.25%, 2011                         4,461,000            4,387,840
General Motors Corp., 8.375%, 2033                                   6,949,000            5,150,946
Lear Corp., 8.11%, 2009                                              2,869,000            2,696,860
TRW Automotive, Inc., 9.375%, 2013                                   3,004,000            3,229,300
                                                                                    ---------------
                                                                                    $    35,279,753
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 12.2%
---------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049       $  4,214,000      $     5,585,935
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##        4,158,000            4,126,815
Bank of America Corp., 7.4%, 2011                                    8,135,000            8,980,381
Barclays Bank PLC, 8.55% to 2011, FRN to 2049##                     10,798,000           12,484,237
BBVA Bancomer Capital Trust I, 10.5%, 2011##                         5,758,000            5,844,370
BNP Paribas, 5.186% to 2015, FRN to 2049##                           7,063,000            6,791,145
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049##       6,696,000            6,340,154
Citigroup, Inc., 5%, 2014                                            5,712,000            5,593,699
Citigroup, Inc., 6.625%, 2032                                        8,144,000            8,907,883
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                 8,611,000            8,506,824
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##               7,199,000            7,410,103
Kazkommerts International B.V., 8.5%, 2013                           4,196,000            4,363,840
Mizuho Financial Group, Inc., 5.79%, 2014##                          5,310,000            5,445,224
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                   9,752,000           10,536,314
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                        4,178,000            4,115,702
Popular North America, Inc., 4.25%, 2008                             3,595,000            3,532,584
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                    6,325,000            6,457,452
Resona Bank Ltd., 5.85% to 2016, FRN to 2049##                       6,312,000            6,092,475
Royal Bank of Scotland Group PLC, 9.118%, 2049                       2,152,000            2,473,167
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                12,502,000           13,082,105
Turanalem Finance B.V., 8%, 2014##                                   3,542,000            3,515,435
UFJ Finance Aruba AEC, 6.75%, 2013                                   6,193,000            6,701,966
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049##                                                        5,204,000            6,041,844
Wachovia Corp., 4.875%, 2014                                         3,896,000            3,788,381
Wachovia Corp., 6.605%, 2025                                         7,936,000            8,566,317
Wells Fargo National Bank, 4.75%, 2015                               3,642,000            3,514,803
                                                                                    ---------------
                                                                                    $   168,799,155
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                            $  6,087,000      $     5,651,968
CSC Holdings, Inc., 7.875%, 2007                                     5,875,000            6,021,875
Rogers Cable, Inc., 5.5%, 2014                                       2,229,000            2,050,680
TCI Communications Financing III, 9.65%, 2027                       16,336,000           17,737,155
TCI Communications, Inc., 9.8%, 2012                                 3,539,000            4,283,514
Time Warner Entertainment Co., LP, 8.375%, 2033                      2,271,000            2,741,930
                                                                                    ---------------
                                                                                    $    38,487,122
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
---------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                          $  4,186,000      $     4,085,155
Bear Stearns Cos., Inc., 4.55%, 2010                                 5,593,000            5,466,844
Lehman Brothers Holdings, Inc., 8.25%, 2007                          8,405,000            8,824,939
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                         7,094,000            7,606,471
                                                                                    ---------------
                                                                                    $    25,983,409
---------------------------------------------------------------------------------------------------
Building - 0.8%
---------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                        $  6,465,000      $     6,757,800
CRH North America, Inc., 6.95%, 2012                                 4,195,000            4,547,812
                                                                                    ---------------
                                                                                    $    11,305,612
---------------------------------------------------------------------------------------------------
Business Services - 0.1%
---------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                         $  1,970,000      $     2,068,500
---------------------------------------------------------------------------------------------------
Chemicals - 0.5%
---------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                          $  2,831,000      $     3,114,100
Dow Chemical Co., 5.75%, 2008                                        3,106,000            3,190,083
                                                                                    ---------------
                                                                                    $     6,304,183
---------------------------------------------------------------------------------------------------
Conglomerates - 0.6%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                      $  4,801,000      $     5,179,592
Tyco International Group S.A., 6.75%, 2011                           2,435,000            2,589,644
                                                                                    ---------------
                                                                                    $     7,769,236
---------------------------------------------------------------------------------------------------
Construction - 0.3%
---------------------------------------------------------------------------------------------------
Pulte Homes Inc., 5.2%, 2015                                      $  4,308,000      $     3,990,207
---------------------------------------------------------------------------------------------------
Containers - 0.7%
---------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                          $  4,995,000      $     5,494,500
Owens-Brockway Glass Container, Inc., 8.25%, 2013                    4,625,000            4,717,500
                                                                                    ---------------
                                                                                    $    10,212,000
---------------------------------------------------------------------------------------------------
Defense Electronics - 1.8%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010##                         $  2,339,000      $     2,286,929
BAE Systems Holdings, Inc., 6.4%, 2011##                             6,654,000            7,001,998
Litton Industries, Inc., 8%, 2009                                    8,035,000            8,866,550
Raytheon Co., 8.3%, 2010                                             5,900,000            6,621,051
                                                                                    ---------------
                                                                                    $    24,776,528
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.0%
---------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                       $  3,528,000      $     3,495,317
Pemex Finance Ltd., 9.69%, 2009                                      2,801,600            3,030,379
Pemex Finance Ltd., 10.61%, 2017                                     1,500,000            1,991,145
Petronas Capital Ltd., 7.875%, 2022##                                2,800,000            3,387,269
Petronas Capital Ltd., 7.875%, 2022                                  1,531,000            1,852,110
                                                                                    ---------------
                                                                                    $    13,756,220
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
---------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                              $  2,488,000      $     2,570,104
Republic of Panama, 9.375%, 2023                                       581,000              705,915
Republic of Panama, 9.375%, 2029                                     1,842,000            2,251,845
United Mexican States, 8.3%, 2031                                      688,000              842,800
                                                                                    ---------------
                                                                                    $     6,370,664
---------------------------------------------------------------------------------------------------
Energy - Independent - 2.4%
---------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                             $ 10,160,000      $     9,982,200
EnCana Holdings Finance Corp., 5.8%, 2014                            2,715,000            2,813,853
Kerr-McGee Corp., 6.95%, 2024                                        8,628,000            8,831,569
Ocean Energy, Inc., 7.25%, 2011                                      8,687,000            9,527,728
Pioneer Natural Resource Co., 6.5%, 2008                             2,560,000            2,609,321
                                                                                    ---------------
                                                                                    $    33,764,671
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $  2,466,000      $     2,784,856
---------------------------------------------------------------------------------------------------
Entertainment - 1.1%
---------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                   $  6,649,000      $     7,938,972
Walt Disney Co., 6.75%, 2006                                         3,726,000            3,758,852
Walt Disney Co., 6.375%, 2012                                        3,973,000            4,184,455
                                                                                    ---------------
                                                                                    $    15,882,279
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.5%
---------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                     $  3,474,000      $     3,386,750
General Electric Capital Corp., 8.7%, 2007                           1,244,000            1,301,839
HSBC Finance Corp., 6.75%, 2011                                      2,384,000            2,562,099
                                                                                    ---------------
                                                                                    $     7,250,688
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
---------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                $  4,287,000      $     4,394,175
MeadWestvaco Corp., 6.8%, 2032                                       3,121,000            3,120,885
                                                                                    ---------------
                                                                                    $     7,515,060
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
---------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                        $  6,189,000      $     6,374,125
Harrah's Operating Co., Inc., 5.625%, 2015##                         4,331,000            4,155,906
MGM Mirage, Inc., 8.5%, 2010                                         4,102,000            4,399,395
Royal Caribbean Cruises Ltd., 8%, 2010                               4,190,000            4,525,200
                                                                                    ---------------
                                                                                    $    19,454,626
---------------------------------------------------------------------------------------------------
Insurance - 1.7%
---------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                   $  5,830,000      $     5,489,126
Genworth Financial, Inc., 5.75%, 2014                                4,716,000            4,866,846
Prudential Insurance Co., 7.65%, 2007##                              4,623,000            4,823,828
UnumProvident Corp., 7.625%, 2011                                    7,758,000            8,142,223
                                                                                    ---------------
                                                                                    $    23,322,023
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.7%
---------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                              $ 10,485,000      $    10,598,196
AXIS Capital Holdings Ltd., 5.75%, 2014                              3,440,000            3,359,390
Fund American Cos., Inc., 5.875%, 2013                               3,670,000            3,643,631
Willis Group North America, Inc., 5.625%, 2015                       5,453,000            5,350,642
                                                                                    ---------------
                                                                                    $    22,951,859
---------------------------------------------------------------------------------------------------
International Market Sovereign - 1.0%
---------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                   DKK  26,148,000      $     4,694,503
Republic of Finland, 5.375%, 2013                              EUR   3,539,000            4,851,329
Republic of Ireland, 5%, 2013                                  EUR   3,615,000            4,835,566
                                                                                    ---------------
                                                                                    $    14,381,398
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
---------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                   $  4,675,000      $     4,716,126
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
---------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015##                           $  6,845,000      $     6,588,313
HCA, Inc., 8.75%, 2010                                               4,117,000            4,504,410
HCA, Inc., 7.875%, 2011                                              2,545,000            2,704,172
                                                                                    ---------------
                                                                                    $    13,796,895
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
---------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##           $  2,308,000      $     2,458,422
International Steel Group, Inc., 6.5%, 2014                          5,368,000            5,274,060
                                                                                    ---------------
                                                                                    $     7,732,482
---------------------------------------------------------------------------------------------------
Mortgage Backed - 6.5%
---------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                       $  7,569,147      $     7,744,898
Fannie Mae, 5.5%, 2017 - 2035                                       52,343,782           52,253,302
Fannie Mae, 4.5%, 2018                                              13,472,679           13,050,837
Fannie Mae, 7.5%, 2030 - 2031                                        3,904,943            4,123,235
Fannie Mae, 6.5%, 2032                                               8,965,805            9,216,021
Freddie Mac, 6%, 2034                                                3,061,489            3,094,215
Ginnie Mae, 6.5%, 2028                                                 464,643              482,891
                                                                                    ---------------
                                                                                    $    89,965,399
---------------------------------------------------------------------------------------------------
Municipals - 0.9%
---------------------------------------------------------------------------------------------------
Corpus Christi, TX, Refunding General Improvement, FSA, 5%, 2015  $  3,885,000      $     4,159,786
Metropolitan Transportation Authority, NY, Rev. Refunding
Transportation, "E", MBIA, 5.5%, 2015                                4,405,000            4,950,471
Pima County, AZ, 5%, 2015                                            3,565,000            3,830,414
                                                                                    ---------------
                                                                                    $    12,940,671
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
---------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $  8,438,000      $     9,529,295
Enterprise Products Operating LP, 6.875%, 2033                       2,974,000            3,061,218
Kinder Morgan Energy Partners LP, 7.4%, 2031                         6,187,000            6,999,836
Kinder Morgan, Inc., 6.8%, 2008                                      3,345,000            3,471,809
Magellan Midstream Partners LP, 5.65%, 2016                          2,059,000            2,032,509
                                                                                    ---------------
                                                                                    $    25,094,667
---------------------------------------------------------------------------------------------------
Network & Telecom - 4.9%
---------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                      $  5,027,000      $     5,175,266
Citizens Communications Co., 9.25%, 2011                             4,050,000            4,384,125
Citizens Communications Co., 9%, 2031                                2,937,000            2,900,288
Deutsche Telekom International Finance B.V., 8%, 2010               11,689,000           13,044,129
SBC Communications, Inc., 5.1%, 2014                                 8,569,000            8,272,753
Telecom Italia Capital, 6%, 2034                                     5,886,000            5,588,357
Telecom Italia S.p.A., 5.625%, 2007                            EUR   3,282,000            4,070,985
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                 3,188,000            3,215,583
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                  2,346,000            2,435,284
TELUS Corp., 8%, 2011                                                4,820,000            5,420,042
Verizon New York, Inc., 6.875%, 2012                                 3,786,000            3,917,408
Verizon New York, Inc., 7.375%, 2032                                 8,539,000            8,688,270
                                                                                    ---------------
                                                                                    $    67,112,490
---------------------------------------------------------------------------------------------------
Oil Services - 0.3%
---------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                       $  3,395,000      $     3,465,541
---------------------------------------------------------------------------------------------------
Oils - 0.8%
---------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                          $ 10,500,000      $    11,182,500
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
---------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                $  5,206,000      $     5,251,146
---------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.2%
---------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                $  2,145,000      $     2,112,825
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
---------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                  $  3,975,000      $     4,382,438
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
---------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                             $  4,932,000      $     5,213,967
TFM S.A. de C.V., 9.375%, 2012##                                     3,432,000            3,723,720
                                                                                    ---------------
                                                                                    $     8,937,687
---------------------------------------------------------------------------------------------------
Real Estate - 2.2%
---------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                    $  4,920,000      $     4,987,350
EOP Operating LP, 6.8%, 2009                                         4,476,000            4,688,064
HRPT Properties Trust, 6.25%, 2016                                   3,349,000            3,445,130
Simon Property Group LP, 6.375%, 2007                                6,890,000            7,061,444
Simon Property Group LP, 6.35%, 2012                                 4,283,000            4,503,069
Vornado Realty Trust, 5.625%, 2007                                   6,252,000            6,306,718
                                                                                    ---------------
                                                                                    $    30,991,775
---------------------------------------------------------------------------------------------------
Restaurants - 0.2%
---------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                   $  2,887,000      $     3,362,755
---------------------------------------------------------------------------------------------------
Retailers - 1.1%
---------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                     $  4,200,000      $     4,263,000
Dollar General Corp., 8.625%, 2010                                   4,765,000            5,312,975
Limited Brands, Inc., 5.25%, 2014                                    5,894,000            5,394,342
                                                                                    ---------------
                                                                                    $    14,970,317
---------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
---------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                            $  5,052,000      $     5,277,006
---------------------------------------------------------------------------------------------------
Supranational - 0.2%
---------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                       $  2,747,000      $     2,968,908
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
---------------------------------------------------------------------------------------------------
America Movil, S.A. de C.V., 6.375%, 2035                         $  3,431,000      $     3,217,472
American Tower Escrow Corp., 0%, 2008                                6,290,000            4,851,163
Mobile TeleSystems OJSC, 9.75%, 2008##                               3,758,000            4,011,665
Nextel Communications, Inc., 5.95%, 2014                             5,345,000            5,361,655
Rogers Wireless, Inc., 7.25%, 2012                                   3,315,000            3,480,750
                                                                                    ---------------
                                                                                    $    20,922,705
---------------------------------------------------------------------------------------------------
Tobacco - 1.0%
---------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                      $  5,021,000      $     5,439,069
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                    7,722,000            7,760,610
                                                                                    ---------------
                                                                                    $    13,199,679
---------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
---------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                          $  5,930,000      $     7,335,102
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 6.7%
---------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                              $ 23,796,000      $    24,550,214
Fannie Mae, 6.125%, 2012                                            11,413,000           12,199,333
Fannie Mae, 5.25%, 2012                                              2,542,000            2,560,808
Small Business Administration, 4.93%, 2024                           7,644,811            7,583,517
Small Business Administration, 4.34%, 2024                           6,192,052            5,928,270
Small Business Administration, 4.99%, 2024                           6,696,458            6,651,035
Small Business Administration, 4.86%, 2025                           4,169,040            4,106,010
Small Business Administration, 4.625%, 2025                          6,935,079            6,729,931
Small Business Administration, 5.11%, 2025                          14,717,632           14,690,803
Small Business Administration, 4.57%, 2025                           8,601,000            8,307,754
                                                                                    ---------------
                                                                                    $    93,307,675
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.8%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                 $  2,336,000      $     3,310,916
U.S. Treasury Bonds, 5.375%, 2031                                   10,556,000           11,512,638
U.S. Treasury Notes, 4.375%, 2007                                   37,096,000           37,091,660
U.S. Treasury Notes, 4.25%, 2015                                     5,807,000            5,666,360
U.S. Treasury Notes, TIPS, 3%, 2012                                 14,670,851           15,686,925
U.S. Treasury Notes, TIPS, 2%, 2014                                  7,250,650            7,269,625
                                                                                    ---------------
                                                                                    $    80,538,124
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.4%
---------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012##                   $  3,875,000      $     4,281,875
Beaver Valley Funding Corp., 9%, 2017                                9,886,000           11,414,672
Dominion Resources, Inc., 5.95%, 2035                                5,155,000            4,910,488
DPL, Inc., 6.875%, 2011                                              3,644,000            3,862,640
DTE Energy Co., 7.05%, 2011                                          3,922,000            4,210,961
Duke Capital Corp., 8%, 2019                                         5,750,000            6,788,007
Enersis S.A., 7.375%, 2014                                           4,189,000            4,413,405
Exelon Generation Co. LLC, 6.95%, 2011                               7,785,000            8,366,610
FirstEnergy Corp., 6.45%, 2011                                       7,334,000            7,714,693
Midland Funding II, 13.25%, 2006                                       682,943              715,820
NiSource Finance Corp., 7.875%, 2010                                 3,010,000            3,346,060
Northeast Utilities, 8.58%, 2006                                     1,767,686            1,803,004
NorthWestern Corp., 5.875%, 2014                                       200,000              198,158
NRG Energy, Inc., 8%, 2013                                           3,264,000            3,557,760
PSEG Power LLC, 7.75%, 2011                                          2,502,000            2,759,081
PSEG Power LLC, 8.625%, 2031                                         1,718,000            2,168,003
System Energy Resources, Inc., 5.129%, 2014##                        3,882,333            3,728,864
TXU Corp., 5.55%, 2014                                               2,585,000            2,376,184
TXU Corp., 6.5%, 2024                                                5,286,000            4,766,894
W3A Funding Corp., 8.09%, 2017                                       6,278,896            6,698,389
                                                                                    ---------------
                                                                                    $    88,081,568
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,314,199,627)                                       $ 1,313,759,809
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.5%
---------------------------------------------------------------------------------------------------
Goldman Sachs, 4.01%, dated 10/31/05, due 11/01/05, total to be received $48,853,441 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $ 48,848,000      $    48,848,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,363,047,627)                                 $ 1,362,607,809
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                    21,022,480
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 1,383,630,289
---------------------------------------------------------------------------------------------------
** Non income producing security - in default.
^^ Interest only security for which the fund receives interest on notional principal (Par amount).
   Par amount shown is the notional principal and does not reflect the cost of the security.
## SEC Rule 144A restriction.
 + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                                            CURRENT
                                          ACQUISITION      ACQUISITION       MARKET       TOTAL % OF
SECURITY                                         DATE             COST        VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust                   3/13/96       $1,481,550       $4,445          0.0003%

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN      Floating Rate Note. The interest rate is the rate in effect as of period end.
FSA      Financial Security Assistance, Inc.
MBIA     MBIA Insurance Corp.
TIPS     Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:
DKK      Danish Krone
EUR      Euro

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,363,047,627)          $1,362,607,809
Cash                                                                        790
Receivable for investments sold                                       6,901,776
Receivable for fund shares sold                                       2,218,739
Interest receivable                                                  20,950,947
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,392,680,061
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $883,586
Payable for investments purchased                                     3,771,210
Payable for fund shares reacquired                                    3,763,979
Payable to affiliates
  Management fee                                                         34,078
  Shareholder servicing costs                                           159,594
  Distribution and service fees                                          54,149
  Administrative services fee                                             1,279
  Program manager fees                                                       23
  Retirement plan administration and services fees                          112
Accrued expenses and other liabilities                                  381,762
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $9,049,772
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,383,630,289
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,443,882,400
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            (465,728)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                       (51,437,193)
Accumulated distributions in excess of net investment income         (8,349,190)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,383,630,289
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   109,752,382
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $938,736,283
  Shares outstanding                                                 74,394,233
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.62
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.62)                                                    $13.25
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $270,973,622
  Shares outstanding                                                 21,544,988
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.58
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $83,120,053
  Shares outstanding                                                  6,616,453
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.56
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $44,465,774
  Shares outstanding                                                  3,522,268
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.62
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $38,060,835
  Shares outstanding                                                  3,018,135
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.61
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,065,568
  Shares outstanding                                                     84,740
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.57
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $327,430
  Shares outstanding                                                     26,043
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.57
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,794,896
  Shares outstanding                                                    459,328
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.62
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $107,473
  Shares outstanding                                                      8,515
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.62
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,712
  Shares outstanding                                                      4,018
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $12.62
-------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $452,917
  Shares outstanding                                                     35,874
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $12.63
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.63)                                                    $13.25
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $166,753
  Shares outstanding                                                     13,270
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.57
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $307,973
  Shares outstanding                                                     24,517
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.56
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and Class 529A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                             $40,652,699
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,756,610
  Distribution and service fees                                         3,443,814
  Program manager fees                                                      1,237
  Shareholder servicing costs                                           1,487,101
  Administrative services fee                                              91,864
  Retirement plan administration and services fees                          6,986
  Independent trustees' compensation                                       18,353
  Custodian fee                                                           216,244
  Printing                                                                 74,648
  Postage                                                                   7,504
  Auditing fees                                                            30,296
  Legal fees                                                                1,348
  Shareholder solicitation expenses                                         2,758
  Miscellaneous                                                           119,499
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $8,258,262
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   $(45,664)
  Reduction of expenses by investment adviser                            (625,664)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $7,586,934
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $33,065,765
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $3,516,409
  Foreign currency transactions                                           (15,891)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $3,500,518
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(32,333,291)
  Translation of assets and liabilities in foreign currencies             (23,599)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(32,356,890)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(28,856,372)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $4,209,393
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                    10/31/05                    4/30/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $33,065,765                $68,729,116
Net realized gain (loss) on investments and foreign
currency transactions                                              3,500,518                 18,306,376
Net unrealized gain (loss) on investments and foreign
currency translation                                             (32,356,890)               (12,893,073)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $4,209,393                $74,142,419
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(25,049,733)              $(51,696,693)
  Class B                                                         (6,744,491)               (16,422,202)
  Class C                                                         (1,929,563)                (4,085,830)
  Class I                                                         (1,255,993)                (2,807,698)
  Class R                                                           (741,795)                  (931,192)
  Class R1                                                           (10,020)                      (188)
  Class R2                                                            (3,413)                      (201)
  Class R3                                                          (108,860)                   (63,301)
  Class R4                                                            (1,555)                      (223)
  Class R5                                                            (1,398)                      (234)
  Class 529A                                                         (12,345)                   (17,384)
  Class 529B                                                          (3,623)                    (7,213)
  Class 529C                                                          (6,818)                   (10,172)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(35,869,607)              $(76,042,531)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $23,072,382               $(84,912,104)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $9,602
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(8,587,832)              $(86,802,614)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $1,392,218,121             $1,479,020,735
At end of period (including accumulated distributions in
excess of net investment income of $8,349,190 and
$5,545,348, respectively)                                     $1,383,630,289             $1,392,218,121
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                           SIX MONTHS                                             YEARS ENDED 4/30
                                ENDED              ---------------------------------------------------------------------------
CLASS A                      10/31/05                2005                2004              2003           2002            2001
                          (UNAUDITED)
Net asset value,
beginning of period            $12.91              $12.92              $13.03            $12.27         $12.34          $12.02
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#        $0.32               $0.65               $0.65             $0.70          $0.76           $0.85
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency              (0.27)               0.05               (0.05)             0.82           0.01            0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.05               $0.70               $0.60             $1.52          $0.77           $1.19
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                       $(0.34)             $(0.71)             $(0.71)           $(0.76)        $(0.84)         $(0.87)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                  $12.62              $12.91              $12.92            $13.03         $12.27          $12.34
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***          0.36++              5.55                4.67             12.84           6.39           10.22
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                     0.98+               0.93                0.94              0.92           0.94            0.93
Expenses after expense
reductions##                     0.89+               0.84                0.93              0.92           0.94            0.93
Net investment income(S)         4.84+               4.98                4.95              5.59           6.09            7.01
Portfolio turnover                 21                  40                  73               112            206             289
Net assets at end of
period (000 Omitted)         $938,736            $926,909            $956,960        $1,116,853       $975,849        $853,273
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                            SIX MONTHS                                        YEARS ENDED 4/30
                                 ENDED         -------------------------------------------------------------------------------
CLASS B                       10/31/05                2005                2004             2003           2002            2001
                           (UNAUDITED)
Net asset value,
beginning of period             $12.86              $12.88              $12.99           $12.23         $12.30          $11.98
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#         $0.27               $0.56               $0.55            $0.61          $0.67           $0.76
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               (0.26)               0.04               (0.04)            0.82           0.01            0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                       $0.01               $0.60               $0.51            $1.43          $0.68           $1.10
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                        $(0.29)             $(0.62)             $(0.62)          $(0.67)        $(0.75)         $(0.78)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $12.58              $12.86              $12.88           $12.99         $12.23          $12.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***           0.08++              4.74                3.94            12.09           5.62            9.49
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                      1.69+               1.63                1.64             1.62           1.64            1.63
Expenses after expense
reductions##                      1.60+               1.54                1.63             1.62           1.64            1.63
Net investment income(S)          4.15+               4.29                4.25             4.89           5.40            6.31
Portfolio turnover                  21                  40                  73              112            206             289
Net assets at end of
period (000 Omitted)          $270,974            $307,017            $376,847         $474,882       $401,988        $335,629
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                            SIX MONTHS                                        YEARS ENDED 4/30
                                 ENDED         -------------------------------------------------------------------------------
CLASS C                       10/31/05                2005                2004             2003           2002            2001
                           (UNAUDITED)
Net asset value,
beginning of period             $12.85              $12.87              $12.97           $12.22         $12.29          $11.97
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
--------------------------------------------------------------------------------
  Net investment income#         $0.27               $0.55               $0.55            $0.61          $0.67           $0.76
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               (0.27)               0.05               (0.04)            0.81           0.01            0.34
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                         $--               $0.60               $0.51            $1.42          $0.68           $1.10
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                        $(0.29)             $(0.62)             $(0.61)          $(0.67)        $(0.75)         $(0.78)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $12.56              $12.85              $12.87           $12.97         $12.22          $12.29
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***           0.00++              4.74                4.02            12.02           5.71            9.42
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                      1.69+               1.63                1.64             1.62           1.64            1.63
Expenses after expense
reductions##                      1.60+               1.54                1.63             1.62           1.64            1.63
Net investment income(S)          4.14+               4.28                4.25             4.91           5.40            6.31
Portfolio turnover                  21                  40                  73              112            206             289
Net assets at end of
period (000 Omitted)           $83,120             $82,890             $91,338         $108,718       $107,212        $100,334
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                            SIX MONTHS                                        YEARS ENDED 4/30
                                 ENDED         -------------------------------------------------------------------------------
CLASS I                       10/31/05                2005                2004             2003           2002            2001
                           (UNAUDITED)
Net asset value,
beginning of period             $12.91              $12.93              $13.03           $12.27         $12.35          $12.03
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#         $0.33               $0.69               $0.69            $0.67          $0.79           $0.90
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               (0.26)               0.04               (0.04)            0.89           0.01            0.32
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                       $0.07               $0.73               $0.65            $1.56          $0.80           $1.22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                        $(0.36)             $(0.75)             $(0.75)          $(0.80)        $(0.88)         $(0.90)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                   $12.62              $12.91              $12.93           $13.03         $12.27          $12.35
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&+***             0.51++              5.79                5.06            13.17           6.64           10.55
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                      0.68+               0.63                0.64             0.62           0.64            0.63
Expenses after expense
reductions##                      0.59+               0.54                0.63             0.62           0.64            0.63
Net investment income(S)          5.14+               5.28                5.25             5.73           6.39            7.30
Portfolio turnover                  21                  40                  73              112            206             289
Net assets at end of
period (000 Omitted)           $44,466             $44,604             $41,613          $53,249        $17,071         $14,459
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                      YEARS ENDED 4/30
                                                                   ENDED       ----------------------------------------------
CLASS R                                                         10/31/05              2005              2004           2003**
                                                             (UNAUDITED)
Net asset value, beginning of period                              $12.90            $12.92            $13.03           $12.67
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                           $0.29             $0.61             $0.64            $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.25)             0.06             (0.07)            0.49^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.04             $0.67             $0.57            $0.60
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.33)           $(0.69)           $(0.68)          $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.61            $12.90            $12.92           $13.03
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                0.26++            5.26              4.46             4.77++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                1.18+             1.15              1.13             1.12+
Expenses after expense reductions##                                 1.09+             1.06              1.12             1.12+
Net investment income                                               4.62+             4.76              5.04             2.95+
Portfolio turnover                                                    21                40                73              112
Net assets at end of period (000 Omitted)                        $38,061           $25,582           $11,353             $872
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                          SIX MONTHS
                                                                                               ENDED               YEAR ENDED
CLASS R1                                                                                    10/31/05                4/30/05**
                                                                                         (UNAUDITED)
Net asset value, beginning of period                                                          $12.86                   $12.80
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                                       $0.25                    $0.04
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                         (0.26)                    0.07^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              $(0.01)                   $0.11
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                  $(0.28)                  $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $12.57                   $12.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                           (0.09)++                  0.85++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                            1.86+                    1.96+
Expenses after expense reductions##                                                             1.74+                    1.87+
Net investment income                                                                           3.99+                    4.06+
Portfolio turnover                                                                                21                       40
Net assets at end of period (000 Omitted)                                                     $1,066                      $50
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                                    SIX MONTHS
                                                                                         ENDED               YEAR ENDED
CLASS R2                                                                              10/31/05                4/30/05**
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                    $12.86                   $12.80
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income#                                                                 $0.26                    $0.05
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                   (0.25)                    0.06^
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                         $0.01                    $0.11
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                            $(0.30)                  $(0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $12.57                   $12.86
-----------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                                      0.07++                   0.87++
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                      1.56+                    1.68+
Expenses after expense reductions##                                                       1.42+                    1.59+
Net investment income                                                                     4.36+                    4.37+
Portfolio turnover                                                                          21                       40
Net assets at end of period (000 Omitted)                                                 $327                      $50
-----------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                  SIX MONTHS                  YEARS ENDED 4/30
                                                                       ENDED         ----------------------------------
CLASS R3                                                            10/31/05                2005                 2004**
                                                                 (UNAUDITED)
Net asset value, beginning of period                                  $12.90              $12.92                 $12.96
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income#                                               $0.28               $0.53                  $0.31
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 (0.25)               0.11                  (0.03)^
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.03               $0.64                  $0.28
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.31)             $(0.66)                $(0.32)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.62              $12.90                 $12.92
-----------------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                    0.22++              5.00                   2.16++
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                    1.43+               1.45                   1.37+
Expenses after expense reductions##                                     1.32+               1.36                   1.35+
Net investment income                                                   4.42+               4.48                   4.84+
Portfolio turnover                                                        21                  40                     73
Net assets at end of period (000 Omitted)                             $5,795              $4,039                   $256
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R4                                                                      10/31/05                4/30/05**
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $12.91                   $12.85
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.30                    $0.05
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.26)                    0.07^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.04                    $0.12
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.33)                  $(0.06)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $12.62                   $12.91
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.31++                   0.91++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              1.08+                    1.19+
Expenses after expense reductions##                                               0.99+                    1.10+
Net investment income                                                             4.76+                    4.93+
Portfolio turnover                                                                  21                       40
Net assets at end of period (000 Omitted)                                         $107                      $50
---------------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                                 ENDED               YEAR ENDED
CLASS R5                                                                      10/31/05                4/30/05**
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $12.91                   $12.85
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income#                                                         $0.33                    $0.06
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           (0.27)                    0.06^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.06                    $0.12
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.35)                  $(0.06)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $12.62                   $12.91
---------------------------------------------------------------------------------------------------------------
Total return (%)&***                                                              0.46++                   0.93++
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                              0.78+                    0.90+
Expenses after expense reductions##                                               0.69+                    0.81+
Net investment income                                                             5.05+                    5.14+
Portfolio turnover                                                                  21                       40
Net assets at end of period (000 Omitted)                                          $51                      $50
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS                       YEARS ENDED 4/30
                                                                 ENDED       ------------------------------------------------
CLASS 529A                                                    10/31/05              2005              2004             2003**
                                                           (UNAUDITED)
Net asset value, beginning of period                            $12.91            $12.94            $13.04             $12.05
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.30             $0.60             $0.61              $0.39
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.26)             0.05             (0.04)              1.14^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.04             $0.65             $0.57              $1.53
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.32)           $(0.68)           $(0.67)            $(0.54)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.63            $12.91            $12.94             $13.04
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                           0.29++            5.07              4.44              12.94++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.28+             1.25              1.23               1.22+
Expenses after expense reductions##                               1.19+             1.16              1.22               1.22+
Net investment income                                             4.54+             4.67              4.75               4.68+
Portfolio turnover                                                  21                40                73                112
Net assets at end of period (000 Omitted)                         $453              $477              $300               $140
-----------------------------------------------------------------------------------------------------------------------------

                                                            SIX MONTHS                       YEARS ENDED 4/30
                                                                 ENDED       ------------------------------------------------
CLASS 529B                                                    10/31/05              2005              2004             2003**
                                                           (UNAUDITED)
Net asset value, beginning of period                            $12.85            $12.87            $12.98             $12.01
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.25             $0.52             $0.53              $0.39
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.25)             0.05             (0.06)              1.06^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $--             $0.57             $0.47              $1.45
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.28)           $(0.59)           $(0.58)            $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.57            $12.85            $12.87             $12.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                          (0.04)++           4.48              3.68              12.27++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.94              1.89              1.89               1.87+
Expenses after expense reductions##                               1.85              1.80              1.88               1.87+
Net investment income                                             3.89              4.02              4.06               4.30+
Portfolio turnover                                                  21                40                73                112
Net assets at end of period (000 Omitted)                         $167              $176              $161                $81
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                            SIX MONTHS                       YEARS ENDED 4/30
                                                                 ENDED       ------------------------------------------------
CLASS 529C                                                    10/31/05              2005              2004             2003**
                                                           (UNAUDITED)
Net asset value, beginning of period                            $12.85            $12.86            $12.97             $12.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                         $0.25             $0.51             $0.52              $0.36
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                           (0.26)             0.07             (0.05)              1.09^
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $(0.01)            $0.58             $0.47              $1.45
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.28)           $(0.59)           $(0.58)            $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.56            $12.85            $12.86             $12.97
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                                          (0.12)++           4.56              3.68              12.27++
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                              1.92+             1.90              1.89               1.87+
Expenses after expense reductions##                               1.83+             1.81              1.88               1.87+
Net investment income                                             3.85+             4.02              4.07               4.26+
Portfolio turnover                                                  21                40                73                112
Net assets at end of period (000 Omitted)                         $308              $323              $193               $100
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 fiscal year resulted in a per share impact of less than $0.01.

 ** For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
(S) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to May 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, wash sales and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                  4/30/05        4/30/04
       Distributions declared from:
         Ordinary income                      $76,042,531    $85,278,941

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $51,479
          Capital loss carryforward                  (43,144,172)
          Unrealized appreciation (depreciation)      20,099,934
          Other temporary differences                 (5,599,138)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          April 30, 2009                            $(12,469,682)
          April 30, 2010                              (4,472,574)
          April 30, 2011                             (26,201,916)
          -------------------------------------------------------
          Total                                     $(43,144,172)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

       First $1.1 billion of average daily net assets       0.39%
       Average daily net assets in excess of $1.1 billion   0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2005, this waiver amounted to $621,634 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $89,749 and $452 for the six months ended October 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.30%           $48,655        $1,438,726
Class B                          0.75%            0.25%            1.00%          1.00%             1,247         1,488,513
Class C                          0.75%            0.25%            1.00%          1.00%               926           426,010
Class R                          0.25%            0.25%            0.50%          0.50%                --            73,782
Class R1                         0.50%            0.25%            0.75%          0.75%               190             1,709
Class R2                         0.25%            0.25%            0.50%          0.50%               127               362
Class R3                         0.25%            0.25%            0.50%          0.50%                38            11,320
Class R4                           --             0.25%            0.25%          0.25%                63                76
Class 529A                       0.25%            0.25%            0.50%          0.35%                58               878
Class 529B                       0.75%            0.25%            1.00%          1.00%                 3               846
Class 529C                       0.75%            0.25%            1.00%          1.00%                11             1,592
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                              $3,443,814

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October
    31, 2005 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1,
    1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fees are currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fees are not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the six months ended October 31, 2005, MFD retained these service fees.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges.

Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class A                                        $24,053
          Class B                                       $198,508
          Class C                                         $2,092
          Class 529B                                         $--
          Class 529C                                         $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2005, were as follows:

                                                          AMOUNT

          Class 529A                                        $627
          Class 529B                                        $212
          Class 529C                                        $398
          ------------------------------------------------------
          Total Program Manager Fees                      $1,237

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $796,944, which equated to 0.1123% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $412,727.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended
October 31, 2005 was equivalent to an annual effective rate of 0.0129% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended October 31, 2005, the fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                          AMOUNT
                                        FEE     EFFECTIVE      TOTAL    RETAINED
                                       RATE       RATE(1)     AMOUNT      BY MFS

Class R1                              0.45%         0.41%     $1,017        $808
Class R2                              0.40%         0.34%        285         130
Class R3                              0.25%         0.23%      5,613       4,790
Class R4                              0.15%         0.15%         45          48
Class R5                              0.10%         0.10%         26          26
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees        $6,986      $5,802

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the six months ended October 31, 2005, this waiver amounted to $514 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until September 30, 2007.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $4,204. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $231. Both amounts are included in Independent trustees' compensation for the six months ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,516, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                          $82,243,649     $94,074,199
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $221,529,174    $182,829,682
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $1,376,155,812
          ----------------------------------------------------------
          Gross unrealized appreciation                  $20,344,824
          Gross unrealized depreciation                  (33,892,827)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(13,548,003)

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                  10,440,108      $134,703,452      21,864,233      $284,466,379
Shares issued to shareholders in
reinvestment of distributions                 1,679,427        21,656,991       3,680,619        47,850,879
Shares reacquired                            (9,541,944)     (123,021,966)    (27,770,351)     (360,808,321)
------------------------------------------------------------------------------------------------------------
Net change                                    2,577,591       $33,338,477      (2,225,499)     $(28,491,063)

CLASS B SHARES
Shares sold                                   1,565,020       $20,140,480       4,243,770       $55,048,075
Shares issued to shareholders in
reinvestment of distributions                   405,063         5,208,539       1,067,120        13,826,177
Shares reacquired                            (4,289,951)      (55,108,670)    (10,698,374)     (138,459,765)
------------------------------------------------------------------------------------------------------------
Net change                                   (2,319,868)     $(29,759,651)     (5,387,484)     $(69,585,513)

CLASS C SHARES
Shares sold                                     824,415       $10,598,792       1,459,825       $18,882,156
Shares issued to shareholders in
reinvestment of distributions                   100,351         1,288,443         233,396         3,020,826
Shares reacquired                              (758,843)       (9,734,302)     (2,340,335)      (30,248,866)
------------------------------------------------------------------------------------------------------------
Net change                                      165,923        $2,152,933        (647,114)      $(8,345,884)

CLASS I SHARES
Shares sold                                     588,477        $7,599,564       2,195,015       $28,360,937
Shares issued to shareholders in
reinvestment of distributions                    96,178         1,240,688         223,615         2,909,669
Shares reacquired                              (616,680)       (7,946,437)     (2,182,588)      (28,486,416)
------------------------------------------------------------------------------------------------------------
Net change                                       67,975          $893,815         236,042        $2,784,190

CLASS R SHARES
Shares sold                                   1,287,370       $16,465,054       1,625,674       $21,140,274
Shares issued to shareholders in
reinvestment of distributions                    52,691           678,529          69,114           898,668
Shares reacquired                              (304,990)       (3,926,111)       (590,528)       (7,662,459)
------------------------------------------------------------------------------------------------------------
Net change                                    1,035,071       $13,217,472       1,104,260       $14,376,483

                                             Six months ended 10/31/05           Period ended 4/30/05*
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      87,018        $1,117,949           3,906           $49,961
Shares issued to shareholders in
reinvestment of distributions                       781             9,955              15               188
Shares reacquired                                (6,980)          (88,832)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                       80,819        $1,039,072           3,921           $50,149

CLASS R2 SHARES
Shares sold                                      25,653           330,867           3,906           $49,961
Shares issued to shareholders in
reinvestment of distributions                       267             3,398              16               201
Shares reacquired                                (3,799)          (48,463)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                       22,121          $285,802           3,922           $50,162

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES
Shares sold                                     190,430        $2,441,358         338,636        $4,417,197
Shares issued to shareholders in
reinvestment of distributions                     8,386           107,991           4,902            63,699
Shares reacquired                               (52,477)         (678,322)        (50,394)         (660,949)
------------------------------------------------------------------------------------------------------------
Net change                                      146,339        $1,871,027         293,144        $3,819,947

                                             Six months ended 10/31/05           Period ended 4/30/05*
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                       5,027           $64,219           3,891           $49,961
Shares issued to shareholders in
reinvestment of distributions                       120             1,545              17               221
Shares reacquired                                  (540)           (6,836)             --                --
------------------------------------------------------------------------------------------------------------
Net change                                        4,607           $58,928           3,908           $50,182

CLASS R5 SHARES
Shares sold                                          --               $--           3,891           $49,961
Shares issued to shareholders in
reinvestment of distributions                       109             1,398              18               234
------------------------------------------------------------------------------------------------------------
Net change                                          109            $1,398           3,909           $50,195

                                             Six months ended 10/31/05             Year ended 4/30/05
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARE
Shares sold                                      11,632          $149,869          15,365          $200,898
Shares issued to shareholders in
reinvestment of distributions                       937            12,099           1,425            18,540
Shares reacquired                               (13,594)         (175,206)         (3,107)          (39,799)
------------------------------------------------------------------------------------------------------------
Net change                                       (1,025)         $(13,238)         13,683          $179,639

CLASS 529B SHARES
Shares sold                                         683            $8,676           2,157           $28,195
Shares issued to shareholders in
reinvestment of distributions                       281             3,608             599             7,757
Shares reacquired                                (1,364)          (17,671)         (1,580)          (20,214)
------------------------------------------------------------------------------------------------------------
Net change                                         (400)          $(5,387)          1,176           $15,738

CLASS 529C SHARES
Shares sold                                       2,292           $29,454          14,259          $186,999
Shares issued to shareholders in
reinvestment of distributions                       528             6,777             836            10,814
Shares reacquired                                (3,452)          (44,497)         (4,963)          (64,142)
------------------------------------------------------------------------------------------------------------
Net change                                         (632)          $(8,266)          10,132          $133,671

* For the period from April 1, 2005 through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $3,173, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 25th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 24th percentile for the one-year period and the 29th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to a fee reduction. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFB-SEM-12/05 77M

MFS(R) MUNICIPAL LIMITED MATURITY FUND                                 10/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             20
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    27
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    34
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            38
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   38
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      98.6%
              Cash & Other Net Assets                     1.4%

              TOP FIVE FIXED INCOME INDUSTRIES*

              General Obligation/General Purpose         14.6%
              ------------------------------------------------
              Healthcare Revenue/Hospitals               12.1%
              ------------------------------------------------
              State & Local Agencies                      9.9%
              ------------------------------------------------
              Utilities/Municipal-Owned                   8.7%
              ------------------------------------------------
              General Obligation/Schools                  8.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        61.8%
              ------------------------------------------------
              AA                                         12.7%
              ------------------------------------------------
              A                                          12.4%
              ------------------------------------------------
              BBB                                        13.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        2.9
              ------------------------------------------------
              Average Life***                         4.4 yrs.
              ------------------------------------------------
              Average Maturity***                     6.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                                AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 10/31/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.72%     $1,000.00       $1,006.30          $3.64
    A      ---------------------------------------------------------------------
           Hypothetical*    0.72%     $1,000.00       $1,021.58          $3.67
--------------------------------------------------------------------------------
           Actual           1.48%     $1,000.00       $1,001.30          $7.47
    B     ----------------------------------------------------------------------
           Hypothetical*    1.48%     $1,000.00       $1,017.74          $7.53
--------------------------------------------------------------------------------
           Actual           1.57%     $1,000.00       $1,000.70          $7.92
    C      ---------------------------------------------------------------------
           Hypothetical*    1.57%     $1,000.00       $1,017.29          $7.98
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 96.8%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.0%
----------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                      $  1,000,000     $  1,075,490
Chicago, IL (O'Hare International Airport), "A-2", FSA,
5.25%, 2013                                                               1,500,000        1,593,585
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                   250,000          259,830
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                                  1,000,000        1,115,410
Delaware River Port Authority Pennsylvania & New Jersey
(Refunding Port District Project), "A", FSA, 5.25%, 2009                    550,000          583,280
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006               1,000,000        1,028,950
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                 1,250,000        1,302,825
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                          1,000,000        1,053,200
Massachusetts Port Authority Rev., "A", 5.25%, 2007                         375,000          385,729
Massachusetts Port Authority Rev., "A", 5.75%, 2010                         175,000          190,690
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC,
5.25%, 2009                                                                 500,000          525,790
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                            500,000          500,810
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                               500,000          515,310
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC,
5%, 2012                                                                    750,000          789,848
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A",
FSA, 5%, 2009                                                               200,000          209,444
Wayne Charter County, MI, Airport Rev., Refunding Detroit
Metropolitan, "D", FGIC, 5.25%, 2006                                      1,000,000        1,022,060
                                                                                        ------------
                                                                                        $ 12,152,251
----------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.4%
----------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009(++)           $    235,000     $    255,236
Broward County, FL, "B", 5%, 2008                                           500,000          517,990
Chicago, IL, Neighborhoods Alive, "A", MBIA, 5%, 2008                     1,250,000        1,293,650
Columbus, OH, 5.25%, 2011                                                   705,000          760,688
Commonwealth of Massachusetts, "A", 6%, 2010(++)                            310,000          342,333
Du Page County, IL (ARS Jail Project), 5%, 2009                             870,000          912,143
Hawkins County, TN, AMBAC, 4.5%, 2008                                       425,000          437,525
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                      340,000          345,811
Huntsville, AL, "D", 5%, 2008                                               350,000          366,121
King County, WA, "B", 4.75%, 2009                                         1,500,000        1,555,725
Kingsport, TN, "A", FGIC, 4%, 2008                                        1,000,000        1,016,330
Lansing, IL, "A", FSA, 4.25%, 2007                                          530,000          538,565
Milwaukee County, WI, "A", 4.75%, 2007                                    1,000,000        1,027,980
Mobile County, AL, MBIA, 5%, 2007                                           500,000          511,180
New York, NY, "A", 5.25%, 2012                                              265,000          284,883
New York, NY, "B", 5.75%, 2011                                              375,000          409,245
New York, NY, "C", 5.25%, 2009                                              250,000          264,765
New York, NY, "G", 5.5%, 2009                                               780,000          832,845
New York, NY, "J", 5%, 2010                                               1,000,000        1,054,250
New York, NY, "K", 5%, 2010                                                 370,000          389,880
New York, NY, "N", 5%, 2013                                               1,030,000        1,091,615
Oakland, CA, "A", FGIC, 5%, 2010                                            820,000          873,882
Pawtucket, RI, "A", AMBAC, 5%, 2009                                       1,000,000        1,052,650
Philadelphia, PA, "A", XLCA, 5%, 2011                                     1,000,000        1,062,800
Philadelphia, PA, FGIC, 5.25%, 2008                                       2,000,000        2,096,000
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                    865,000          894,834
St. Clair County, IL, FGIC, 5.625%, 2012                                    500,000          546,465
State of California, 5%, 2011                                             2,250,000        2,393,662
State of California, 5%, 2012                                             1,150,000        1,226,670
State of California, FSA, 5.25%, 2010                                     2,000,000        2,148,260
State of Hawaii, "CY", FSA, 5.25%, 2008                                     500,000          521,010
State of Massachusetts, Consolidated Loan, "A", 5%, 2016                  1,000,000        1,065,130
State of Tennessee, "A", FGIC, 5.25%, 2008                                  500,000          522,555
State of Washington, "B", FSA, 5%, 2008                                     500,000          517,990
State of Washington, "R", 5.375%, 2007                                      750,000          779,985
State of Washington, "R", MBIA, 4%, 2008                                  1,000,000        1,015,290
State of Wisconsin, 5.125%, 2011                                            400,000          429,060
State of Wisconsin, "1", MBIA, 5%, 2017                                     500,000          530,165
State of Wisconsin, "C", FSA, 5%, 2010                                    1,000,000        1,061,880
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                           500,000          540,435
Titus County, TX, Hospital District, FGIC, 5%, 2013                         510,000          544,145
Weslaco, TX, MBIA, 3.25%, 2007                                              795,000          796,169
                                                                                        ------------
                                                                                        $ 34,827,797
----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.3%
----------------------------------------------------------------------------------------------------
Jersey City, NJ (Refunding & General Improvement), "A", AMBAC,
ETM, 4%, 2007(++)                                                      $    500,000     $    505,855
Kauai County, HI, "A", FGIC, 6.25%, 2010(++)                                375,000          420,742
Montgomery, AL, AMBAC, 5%, 2011                                           1,000,000        1,066,660
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                  500,000          539,860
Oak Ridge, TN, AMBAC, 5%, 2012                                              300,000          317,148
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                      1,000,000        1,052,520
Springfield, MA, State Qualified, MBIA, 5%, 2011                          1,000,000        1,066,290
State of Mississippi, "I", ETM, 5.5%, 2006(++)                              250,000          256,077
State of Mississippi, ETM, 6.2%, 2008(++)                                   425,000          448,732
                                                                                        ------------
                                                                                        $  5,673,884
----------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.2%
----------------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF, 4.25%, 2008      $    500,000     $    510,675
Bloomington, MN, Independent School District, "B", 5.25%, 2011              500,000          532,580
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                          600,000          639,072
Cincinnati, OH, City School District, FSA, 4.5%, 2006                       500,000          504,340
Clackamas County, OR, School District, 6%, 2010(++)                         315,000          349,140
Cook County, IL, Community Consolidated School, FSA, 0%, 2008               500,000          449,900
Cook County, IL, School District Number 135, "A", MBIA,
3.25%, 2006                                                                 500,000          500,680
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2008           500,000          518,860
Cypress Fairbanks, TX, Independent School District, PSF, 5%, 2019           500,000          527,780
Deer Park, TX, Independent School District, PSF, 0%, 2009                 1,000,000          886,300
Detroit, MI, City School District (School Building & Site
Improvement), "B", FGIC, 5%, 2010                                         1,000,000        1,063,160
Dodge, KS, Unified School District Number 443, FGIC, 4%, 2006               500,000          501,770
Fayette County, GA, School District, FSA, 0% to 2010,
4.15% to 2014                                                               710,000          572,189
Fayette County, GA, School District, FSA, 0% to 2010,
4.35% to 2016                                                               355,000          284,025
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                         1,115,000        1,209,541
Hall County, GA, School District, 4.5%, 2007                              1,540,000        1,569,291
Lake County, IL, Community School District, "B", FGIC, 0%, 2005             500,000          498,865
Lancaster County, NE, School District (Lincoln Public School),
4%, 2008                                                                    500,000          507,880
Manistee, MI, Public Schools, FGIC, 5.15%, 2009(++)                         100,000          106,160
Michigan City, IN, School Building, FSA, 5%, 2006                           250,000          250,870
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007           700,000          710,717
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                          500,000          517,760
Northside Texas Independent School District, PSF, 5.5%, 2016                850,000          914,736
Norwin, PA, School District, FGIC, 6%, 2010(++)                             250,000          274,797
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007             500,000          513,595
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                     500,000          532,560
Round Rock, TX, Independent School District, PSF, 6.5%, 2010(++)            500,000          565,250
Round Rock, TX, Independent School District, PSF, 5.375%, 2012              570,000          621,876
State of Florida, Board of Education, Lottery Rev., "B", FGIC,
5.5%, 2010(++)                                                              150,000          164,475
State of Ohio, Common Schools, "D", 2.45%, 2024                           1,000,000          987,410
State of South Carolina, "A", 5.75%, 2007                                   500,000          515,320
Tuscaloosa, AL, 5%, 2007                                                    465,000          475,476
United Independent School District TX, Capital Appreciation, PSF,
0%, 2017                                                                    545,000          308,792
Vidor, TX, Independent School District, PSF, 5.875%, 2007                   410,000          423,817
Westerville, OH, City School District, MBIA, 5.5%, 2011(++)                 300,000          329,040
                                                                                        ------------
                                                                                        $ 19,838,699
----------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.9%
----------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona Hospital),
"A", AMBAC, 5.375%, 2006                                               $    460,000     $    466,868
California Health Facilities Financing Authority Rev. (Catholic
Healthcare West), "I", 4.95%, 2026                                        3,000,000        3,087,090
California Statewide Community Development Authority (Kaiser
Permanente), "D", 4.35%, 2036                                               600,000          607,080
Colorado Health Facilities Authority Rev. (Catholic Health
Initiatives), "A", 5%, 2008                                                 500,000          517,170
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2010                                                           550,000          569,013
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 5%, 2011                                                           575,000          594,619
Comal County, TX, Health Facilities Development, Health Care
Systems (McKenna Memorial), "A", 4%, 2006                                   170,000          170,092
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                    500,000          506,715
Delaware County, PA, Hospital Rev. (Crozer-Chester Medical
Center), 4.75%, 2005                                                        500,000          500,255
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                       200,000          202,512
Greenville, SC, Hospital Systems Facilities, "A", AMBAC, 5%, 2008           500,000          520,070
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital), "A", 5%, 2007                       500,000          513,080
Illinois Health Facilities Authority Rev. (Children's Memorial
Hospital), "A", AMBAC, 5.75%, 2009(++)                                      250,000          273,532
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5%, 2007                                                 440,000          456,254
Indiana Health Facility Financing Authority Rev. (Ascension
Health), "F", 5.5%, 2008                                                    500,000          528,240
Indiana Health Facility Financing Authority Rev. (Holy Cross
Health Systems Corp.), MBIA, 5.375%, 2008                                 1,000,000        1,055,420
Iowa Finance Authority Health Care Facilities (Genesis Medical
Center), 6%, 2010                                                           210,000          226,668
Joplin, MO, Industrial Development Authority, Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2013                                   700,000          745,248
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A",
5.25%, 2009                                                                 750,000          783,585
Kentucky Economic Development Finance Authority (Norton
Healthcare, Inc.), "A", 6.125%, 2010                                        150,000          158,131
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital
Assn.), 5.5%, 2009                                                        1,000,000        1,045,660
Marshall County, AL, Health Care, "A", 4.5%, 2006                           240,000          240,317
Martin County, FL, Health Facilities Authority, Hospital Rev
(Martin Memorial Medical Center), "B", 5.25%, 2008                          800,000          827,824
Massachusetts Development Finance Agency (Massachusetts
Biomedical Research Corp.), "C", 5.75%, 2006                                260,000          264,264
Massachusetts Health & Educational Facilities Authority Rev
(Baystate Medical Center), "F", 5%, 2009                                    235,000          242,433
Massachusetts Health & Educational Facilities Authority Rev
(Covenant Health System), 5%, 2007                                           80,000           81,540
Massachusetts Health & Educational Facilities Authority Rev
(Jordan Hospital), "D", 4.8%, 2006                                          600,000          599,286
Michigan Hospital Finance Authority Rev. (Genesys Health System),
"A", ETM, 5.5%, 2007(++)                                                    750,000          782,280
Mississippi Hospital Equipment & Facilities Authority Rev
(Southwest Mississippi Regional Medical Center), 5%, 2014                   500,000          512,045
Montgomery, AL, Special Care Facilities, Financing Authority Rev
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2015                     2,540,000        2,396,795
New Hampshire Health & Education Facilities (Catholic Medical
Center), "A", 3.6%, 2006                                                    250,000          249,587
New Hampshire Health & Education Facilities (Covenant Health),
5%, 2014                                                                  1,030,000        1,067,997
New Hampshire Health & Education Facilities (Exeter Hospital),
4.6%, 2007                                                                  395,000          400,250
Oklahoma State Development Finance Authority (Unity Health
Center), 5%, 2013                                                           875,000          904,995
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                              750,000          769,800
Rhode Island Health & Education Building, Hospital Financing
(Lifespan Obligations Group), 5.75%, 2010                                   250,000          262,855
Saratoga County, NY, Industrial Development Agency Facilities
Rev. (Saratoga Hospital), "A", 5%, 2014                                     205,000          212,253
Scranton-Lackawanna, PA, Health & Welfare (Community Medical
Center), MBIA, 5.25%, 2006                                                  935,000          948,202
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                 675,000          701,946
Springfield, TN, Health & Higher Educational Facilities Hospital
Rev. (Northcrest Medical Center), 5.25%, 2013                               485,000          494,559
St. Cloud, MN, Health Care Rev. (St. Cloud Hospital), "A", FSA,
5.5%, 2006                                                                  260,000          262,808
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010               220,000          237,615
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 4.5%, 2006                                                       500,000          502,760
Tyler, TX, Health Facilities Development Corp. (Mother Frances
Hospital), 5%, 2007                                                         500,000          509,625
Waco, TX, Health Facilities Development Corp. (Ascension Health),
"A", 5.5%, 2009                                                             250,000          267,198
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 5%, 2006                                        65,000           65,510
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2012                                              610,000          636,212
Wisconsin Health & Educational Facilities Authority Rev. (Fort
Healthcare, Inc.), 5.25%, 2013                                              645,000          672,155
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton
Franciscan Services), 5%, 2007                                              260,000          266,175
                                                                                        ------------
                                                                                        $ 28,906,588
----------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran),
"B", 3.75%, 2034                                                       $    735,000     $    722,909
----------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0%
----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5%, 2006       $     50,000     $     50,600
----------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
"B-2", 4.75%, 2033                                                     $    330,000     $    336,003
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                                  350,000          358,186
                                                                                        ------------
                                                                                        $    694,189
----------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste
Facilities Rev. (Republic Services, Inc.), "A", 4.95%, 2012            $    250,000     $    257,970
Michigan Strategic Fund (Waste Management, Inc.), 3.75%, 2027               500,000          499,140
New Jersey Economic Development Authority (Waste Management,
Inc.), "A", 5.3%, 2015                                                    1,000,000        1,045,890
State of Ohio Solid Waste Rev. (Republic Services), 4.25%, 2033           1,000,000          969,670
                                                                                        ------------
                                                                                        $  2,772,670
----------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.6%
----------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch),
5.1%, 2012                                                             $    375,000     $    396,086
Corpus Christi, TX, Nueces County General Rev. (Union Pacific
Corp.), 5.35%, 2010                                                         610,000          620,828
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.),
3.5%, 2011                                                                1,000,000          996,140
Indianapolis, IN, Airport Authority Rev., Special Facilities
(FedEx Corp.), 5.1%, 2017                                                 1,320,000        1,348,169
Pennsylvania Economic Development Financing (Amtrak), "A",
6%, 2006                                                                    100,000          101,735
Utah County, UT, Environmental Improvement Rev. (Marathon Oil),
5.05%, 2017                                                                 300,000          314,616
                                                                                        ------------
                                                                                        $  3,777,574
----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.4%
----------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013              $    750,000     $    771,390
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (MeadWestvaco Escanaba), "B", 6.45%, 2012(++)           1,500,000        1,716,240
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.25%, 2010                         250,000          260,240
Erie County, PA, Industrial Development Authority, Pollution
Control (International Paper Co.), "A", 5.3%, 2012                          570,000          595,450
                                                                                        ------------
                                                                                        $  3,343,320
----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
----------------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev. (Multipurpose
Stadium Facility), "A", MBIA, 5%, 2010                                 $  1,000,000     $  1,064,390
George L. Smith II, GA, World Congress Center Authority Rev
(Domed Stadium), MBIA, 6%, 2011                                           1,000,000        1,092,090
                                                                                        ------------
                                                                                        $  2,156,480
----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
----------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##         $    545,000     $    540,629
Illinois Development Finance Authority Rev. (Elgin School
District), FSA, 0%, 2010                                                    500,000          427,855
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                    685,000          732,539
State of Kentucky Property & Buildings Commerce Rev. (Project
Number 69), "A", FSA, 5.5%, 2011                                            500,000          547,515
                                                                                        ------------
                                                                                        $  2,248,538
----------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.7%
----------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Construction Loan Notes,
"B", FSA, 3.15%, 2008                                                  $  1,000,000     $    983,960
Missouri Housing Development Commission, Multi-family Housing,
"II", 4.35%, 2007                                                           150,000          151,420
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                     500,000          524,520
                                                                                        ------------
                                                                                        $  1,659,900
----------------------------------------------------------------------------------------------------
Parking - 0.3%
----------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC,
5%, 2016                                                               $    690,000     $    727,412
----------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.6%
----------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                        $  1,000,000     $  1,027,630
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                         845,000          932,246
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                                 425,000          466,926
State of California, Economic Recovery, "B", 5%, 2023                       745,000          779,307
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B,
4.75%, 2016                                                                 695,000          701,568
                                                                                        ------------
                                                                                        $  3,907,677
----------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.0%
----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program,
"A-3", 6.3%, 2012                                                      $     80,000     $     82,196
Colorado Housing & Finance Authority Rev., Single Family Program,
"B-3", 6.7%, 2016                                                            40,000           40,264
Colorado Housing & Finance Authority Rev., Single Family Program,
"C-2", 8.4%, 2021                                                            35,000           36,538
Colorado Housing & Finance Authority, Single Family Program,
"A-3", 7.25%, 2010                                                           65,000           66,563
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                230,000          235,140
New Hampshire Housing Finance Authority, Single Family Rev.,
Mortgage Acquisition, "F", 3.7%, 2010                                       585,000          570,404
Oklahoma Housing Development Authority Rev. (Lease Purchase
Program), "A", 5.1%, 2005                                                   200,000          200,000
Oklahoma Housing Finance Agency Single Family Rev., Mortgage
Homeownership, GNMA, 7.6%, 2015                                              90,000           93,822
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                                  300,000          300,684
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                                   485,000          494,685
Tennessee Housing Development Agency (Homeownership Program),
5.65%, 2009                                                               1,885,000        1,962,455
Wisconsin Housing & Economic Development Authority Rev., "A",
AMBAC, 4.9%, 2005                                                           160,000          160,000
Wyoming Community Development Authority, Housing Rev., "4",
5%, 2006                                                                    600,000          603,816
                                                                                        ------------
                                                                                        $  4,846,567
----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.7%
----------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007          $    500,000     $    503,145
Massachusetts Development Finance Agency, Resource Recovery Rev
(Semass Systems), "B", MBIA, 5.625%, 2012                                   400,000          436,300
Niagara County, NY, Industrial Development Agency, Solid Waste
Disposal Rev. (American Ref-fuel), "C", 5.625%, 2024                        300,000          312,054
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                       400,000          426,340
                                                                                        ------------
                                                                                        $  1,677,839
----------------------------------------------------------------------------------------------------
State & Agency - Other - 0.6%
----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA,
5.25%, 2011                                                            $  1,270,000     $  1,375,042
----------------------------------------------------------------------------------------------------
State & Local Agencies - 9.7%
----------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                  $  1,000,000     $  1,036,290
Alaska, COP (Alaska Psychiatric Institute), AMBAC, 4%, 2006                 500,000          503,040
Arizona, COP, "A", MBIA, 5%, 2006                                           500,000          504,945
Columbia, SC, COP, Tourism Development Fee Pledge, AMBAC,
5%, 2011                                                                    650,000          696,273
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA,
5%, 2010                                                                    725,000          767,550
District of Columbia, COP, AMBAC, 5.25%, 2008                             1,500,000        1,557,915
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B", Enhanced, 5.5%, 2007(++)                            1,120,000        1,163,333
Hampton, VA, Museum Rev., 5%, 2014                                          760,000          798,388
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                              350,000          359,096
Indianapolis, IN (Public Improvement Bond Bank), "A", 5.25%, 2006           275,000          276,529
Michigan Building Authority Rev., "II", FSA, 5%, 2007(++)                 1,500,000        1,564,425
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                           320,000          324,883
New Albany, IN, Floyd County School Building (First Mortgage),
FGIC, 5.5%, 2007                                                            250,000          257,032
New Jersey Building Authority, 5.5%, 2006                                 1,000,000        1,014,690
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009              500,000          528,005
New Jersey State Transit Corp. (Federal Transit Administration
Grants), "B", AMBAC, 5.5%, 2007                                             650,000          675,896
New York Dormitory Authority Rev. (School District's Financing
Program), "A", MBIA, 5.25%, 2009                                          1,000,000        1,069,460
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012           1,000,000        1,011,620
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013           1,000,000        1,041,500
New York Urban Development Corp. Rev., "A", 5.125%, 2015                    675,000          721,420
New York Urban Development Corp. Rev., Correctional Capital, "A",
AMBAC, 5.4%, 2006                                                         1,000,000        1,004,040
Ohio Building Authority (Adult Correctional Building), "A",
5.75%, 2008                                                                 425,000          448,728
Ohio Building Authority (Adult Correctional Building), FSA,
5%, 2009                                                                  1,290,000        1,357,183
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2009(++)                                          1,000,000        1,083,170
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25%, 2011                                           1,900,000        2,056,142
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                    250,000          259,548
Prescott Valley, AZ, Municipal Property Corp., FGIC, 3.25%, 2007            500,000          500,890
State of Oregon, Department Administrative Services, "A", AMBAC,
5.5%, 2008                                                                  500,000          526,625
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                                160,000          174,070
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2012                                             85,000           88,287
Virginia, MN, Housing & Redevelopment Authority, Healthcare
Facility Lease Rev., 5.25%, 2013                                            215,000          222,871
                                                                                        ------------
                                                                                        $ 23,593,844
----------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
----------------------------------------------------------------------------------------------------
Connecticut State Higher Education Supplemental Loan Authority
Rev. (Family Education Loan Program), "A", MBIA, 4.125%, 2013          $  1,000,000     $    984,200
Massachusetts Educational Financing Authority, "E", AMBAC,
4.5%, 2009                                                                   85,000           85,919
                                                                                        ------------
                                                                                        $  1,070,119
----------------------------------------------------------------------------------------------------
Tax - Other - 1.9%
----------------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                  $    500,000     $    540,485
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                 250,000          263,117
District of Columbia, Tax Increment (Gallery Place), FSA,
4%, 2006                                                                    370,000          372,342
New Jersey Economic Development Authority Rev., Cigarette Tax,
5.375%, 2015                                                              2,730,000        2,920,063
Virgin Islands Public Finance Authority Rev., Matching Fund Loan
Note, "A", 5%, 2013                                                         200,000          211,082
Virgin Islands Public Finance Authority Rev., Matching Fund Loan
Note, "A", 5%, 2014                                                         250,000          263,780
                                                                                        ------------
                                                                                        $  4,570,869
----------------------------------------------------------------------------------------------------
Tax Assessment - 1.5%
----------------------------------------------------------------------------------------------------
Birmingham Jefferson Civic Center Authority, Special Tax, "A",
FSA, 5.25%, 2007                                                       $  1,250,000     $  1,278,925
Chicago, IL, Tax Increment, Allocation Capital Appreciation
Central, "A", AMBAC, 0%, 2006                                             1,000,000          966,770
Dyer, IN, Redevelopment Authority, Economic Development Lease
Rent, CIFG, 5%, 2011                                                        570,000          601,145
Lewisville, TX, Combination Contract Rev., Special Assessment
(Castle Hills Number 3), 4.125%, 2006(++)                                   500,000          505,225
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A",
4.125%, 2008                                                                285,000          290,406
                                                                                        ------------
                                                                                        $  3,642,471
----------------------------------------------------------------------------------------------------
Tobacco - 1.0%
----------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds,
5.2%, 2008                                                             $    450,000     $    462,663
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement "A", 5%, 2021                                                    750,000          759,217
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                 195,000          195,068
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                  225,000          235,845
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019                    685,000          696,624
                                                                                        ------------
                                                                                        $  2,349,417
----------------------------------------------------------------------------------------------------
Toll Roads - 0.4%
----------------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike Systems Rev.,
5%, 2007                                                               $  1,000,000     $  1,027,610
----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.8%
----------------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006              $    550,000     $    557,128
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                 235,000          250,832
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                  1,000,000        1,087,730
New Jersey Transportation Trust Fund Authority, Transportation
Systems, "B", FGIC, 5.25%, 2014                                           1,000,000        1,089,880
New Mexico State Highway Commission, Tax Rev., "A", 5.5%, 2006              430,000          436,506
New York Thruway Authority, Highway & Bridge Trust Fund, "A",
FGIC, 5.25%, 2010                                                         1,000,000        1,077,280
New York Thruway Authority, Highway & Bridge Trust Fund, "C",
FGIC, 5.5%, 2006                                                          1,200,000        1,212,756
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC, 5.5%, 2007         1,000,000        1,027,700
                                                                                        ------------
                                                                                        $  6,739,812
----------------------------------------------------------------------------------------------------
Universities - Colleges - 4.2%
----------------------------------------------------------------------------------------------------
Auburn University, AL, University Athletics Rev., AMBAC, 5%, 2006      $    255,000     $    257,203
District of Columbia Rev. (Gonzaga College High School), FSA,
5%, 2012                                                                    445,000          473,716
Illinois Educational Facilities Authority Rev. (Art Institute
Chicago), 3.35%, 2034                                                     1,550,000        1,511,855
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 4%, 2006                                                     615,000          614,151
Massachusetts Development Finance Agency (Massachusetts College
of Pharmacy), "C", 5%, 2007                                                 475,000          483,455
Massachusetts Development Finance Agency (Western New England
College), 4%, 2008                                                          560,000          551,074
Massachusetts Development Finance Agency Rev. (Hampshire
College), 5.15%, 2014                                                       150,000          153,327
Massachusetts Health & Educational (Massachusetts Institute of
Technology), "K", 5.25%, 2012                                               375,000          409,249
Rhode Island Health & Educational Building, Higher Education
(Johnson & Wales), XLCA, 5%, 2010                                         2,265,000        2,400,787
Southeast Missouri State University, System Facilities Rev.,
MBIA, 5.625%, 2010                                                          250,000          271,853
Texas A&M University Rev., Financing Systems, 2.5%, 2006                    750,000          747,053
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                           500,000          517,155
University of Arizona Rev. (Refunding Systems), FSA, 5%, 2006               570,000          576,566
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                                  500,000          502,515
University of Texas, Permanent University Fund, "A", 5%, 2009               580,000          611,053
                                                                                        ------------
                                                                                        $ 10,081,012
----------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.4%
----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                   $  1,000,000     $  1,074,800
----------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0%
----------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010       $    100,000     $    102,746
----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.1%
----------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric), "A", FGIC, 3.5%, 2023           $  1,000,000     $  1,002,570
Chesapeake, VA, Industrial Development Authority Rev. (Virginia
Electric & Power Co.), 5.25%, 2008                                          250,000          252,450
Clark County, NV, Pollution Control Rev. (Southern California
Edison Co.), 3.25%, 2031                                                    500,000          484,150
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.),
"A", FGIC, 4%, 2032                                                         695,000          684,867
Farmington, NM, Pollution Control Rev. (Southern California
Edison Co.), "A", FGIC, 3.55%, 2029                                         535,000          531,319
Hillsborough County, FL, Industrial Development Authority,
Pollution Control Rev. (Tampa Electric Co.), 4%, 2025                       500,000          501,315
Illinois Development Finance Authority, Gas Supply Rev. (Peoples
Gas Light & Coke Co.), "B", AMBAC, 3.05%, 2033                            1,000,000          986,880
Illinois Development Finance Authority, Pollution Control Rev
(Commonwealth Edison Co.), "B", AMBAC, 4.4%, 2006                           500,000          506,775
Illinois Development Finance Authority, Pollution Control Rev
(Illinois Power), AMBAC, 7.375%, 2006(++)                                   580,000          607,828
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI, Power
Co.), "F", 2.625%, 2019                                                     775,000          767,041
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer
Disposal (VEPCO), "A", 2.3%, 2031                                         1,000,000          981,360
Madison, WI, Industrial Development Rev. (Madison Gas & Electric
Co.), "B", 4.875%, 2027                                                     420,000          437,934
New Hampshire Business Finance Authority, Pollution Control Rev
(United Illuminating Co.), AMBAC, 3.65%, 2027                             1,000,000          985,650
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion
Terminal Associates), 3.3%, 2033                                            775,000          759,663
Wilsonville, AL, Industrial Development Board, Pollution Control
Rev. (Southern Electric Gaston), "A", AMBAC, 4.2%, 2019                     500,000          501,430
                                                                                        ------------
                                                                                        $  9,991,232
----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.6%
----------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                            $    325,000     $    334,155
Clallam County, WA, Public Utilities District, Electric Rev.,
FSA, 5%, 2008                                                               400,000          414,392
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008         1,380,000        1,436,801
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007                   480,000          486,605
Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC,
5.25%, 2008                                                                 500,000          525,955
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                   500,000          563,105
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                          500,000          521,725
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2011             280,000          298,718
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012             560,000          599,189
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013             280,000          300,597
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                  500,000          536,405
Long Island Power Authority, NY, Electric Systems Rev., "A",
5%, 2009                                                                  1,100,000        1,146,728
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008              600,000          631,674
Lower Colorado River Authority, TX, Rev., Refunding &
Improvement, "A", MBIA, 5%, 2011                                            500,000          532,765
Massachusetts Development Finance Agency (Devens Electrical
Systems), 5.125%, 2011                                                      185,000          188,521
Michigan Public Power Agency Rev. (Belle River), "A", MBIA,
5.25%, 2008                                                                 500,000          520,580
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                      1,000,000        1,076,770
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007                   695,000          701,422
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010              750,000          794,752
North Carolina Municipal Power Agency Catawba, "A", 5.5%, 2013              500,000          539,170
North Carolina Municipal Power Agency Catawba, MBIA,
5.25%, 2007                                                                 500,000          511,625
Salt River, AZ, Agricultural Improvement (Salt River), "A",
5%, 2011                                                                    500,000          533,650
San Antonio, TX, Electric & Gas Rev., "2000", 5.8%, 2006                    355,000          357,435
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007               1,000,000        1,026,260
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008             1,000,000        1,054,800
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008               500,000          513,870
South Carolina Public Service Authority, "D", 5%, 2007                      500,000          510,905
Southern California Public Power Authority (San Juan), "A", FSA,
5.375%, 2012                                                                595,000          652,864
State of California, Department Water Resources, Power Supply
Rev., "A", 5.5%, 2010                                                       600,000          646,140
State of California, Department Water Resources, Power Supply
Rev., "A", FSA, 5.25%, 2011                                               1,000,000        1,083,660
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                     500,000          542,395
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                        1,125,000        1,130,501
                                                                                        ------------
                                                                                        $ 20,714,134
----------------------------------------------------------------------------------------------------
Utilities - Other - 0.7%
----------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011              $  1,000,000     $  1,137,010
Edmond, OK, Public Works Authority, Sales Tax & Utility System
Rev., AMBAC, 4.5%, 2008                                                     500,000          515,660
                                                                                        ------------
                                                                                        $  1,652,670
----------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.9%
----------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                  $    925,000     $    992,247
Fulton County, GA, Development Authority Rev., Cauley Creek Water
Facilities, "A", AMBAC, 4.4%, 2008                                          490,000          499,736
Gwinnett County, GA, Water & Sewer Rev., 5.2%, 2007(++)                     615,000          647,743
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC,
5.5%, 2011                                                                  400,000          434,408
Hempfield Township Pennsylvania Municipal Authority, Sewer Rev
(Westmoreland County), FSA, 5%, 2013                                        845,000          911,282
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                    1,485,000        1,620,298
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                              750,000          811,335
Luzerne County, PA, Industrial Development Authority, Water
Facility Rev. (Pennsylvania-American Water Co.), AMBAC,
3.6%, 2033                                                                1,000,000          991,740
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi
Project), FSA, 5%, 2013                                                     540,000          579,895
Philadelphia, PA, Water & Wastewater, "93", MBIA, 5.5%, 2007              1,105,000        1,145,929
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                     595,000          629,998
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                      200,000          204,426
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev.,
FGIC, 5.25%, 2009                                                           255,000          271,190
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                     750,000          797,063
Seattle, WA, Water Systems Rev., "B", 5%, 2008                              475,000          495,145
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                          690,000          750,375
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                500,000          514,740
State of Kansas, Development Finance Authority Rev., Water
Pollution Control Revolving Fund, 5%, 2008                                  500,000          520,800
Tarrant Regional Water District, Texas, FSA, 4%, 2007                       500,000          505,530
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                1,000,000        1,092,190
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                        500,000          536,150
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                       1,260,000        1,324,777
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                         300,000          319,266
                                                                                        ------------
                                                                                        $ 16,596,263
----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $232,933,865)                                   $234,566,935
----------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
----------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A",
2.58%, due 11/03/05                                                    $  1,900,000     $  1,900,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott
& White Memorial Hospital), "B-1", 2.74%, due 11/01/05                      200,000          200,000
Illinois Health Facilities Authority Rev. (University of Chicago
Hospital), 2.74%, due 11/01/05                                              100,000          100,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
"A", 2.7%, due 11/03/05                                                     100,000          100,000
Missouri State Health & Educational Facilities Authority Rev.,
Medical Research Facilities (Stowers Institute), 2.7%,
due 11/03/05                                                                200,000          200,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled
Hospital Loan Program), 2.74%, due 11/01/05                                 100,000          100,000
State of Oregon, "73G", 2.67%, due 11/02/05                                 200,000          200,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F",
2.68%, due 11/03/05                                                         700,000          700,000
----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                    $  3,500,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $236,433,865)                                       $238,066,935
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                      4,225,739
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $242,292,674
----------------------------------------------------------------------------------------------------
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:
COP          Certificate of Participation
ETM          Escrowed to Maturity
LIBOR        London Inter-Bank Offered Rate

Insurers
----------------------------------------------------------------------------------------------------
AMBAC        AMBAC Indemnity Corp.
CIFG         CDS IXIS Financial Guaranty
FGIC         Financial Guaranty Insurance Co.
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Assn.
MBIA         MBIA Insurance Corp.
PSF          Permanent School Fund
Q-SBLF       Qualified School Board Loan Fund
XLCA         XL Capital Insurance Co.

SWAP AGREEMENTS

Interest Rate Swaps

                            NOTIONAL
                            PRINCIPAL                             CASH FLOWS          UNREALIZED
                            AMOUNT OF     CASH FLOWS PAID         RECEIVED BY        APPRECIATION
EXPIRATION      CURRENCY    CONTRACT        BY THE FUND            THE FUND         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
11/28/15           USD     $10,000,000    Fixed - 10 Year     Floating - 3 Month          $375,001
                                         LIBOR Swap Index      LIBOR Swap Index
                                             (4.598%)
--------------------------------------------------------------------------------------------------
12/01/15           USD      10,000,000    Fixed - 10 Year     Floating - 3 Month           581,400
                                         LIBOR Swap Index      LIBOR Swap Index
                                             (4.335%)
--------------------------------------------------------------------------------------------------
                                                                                          $956,401
--------------------------------------------------------------------------------------------------

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $236,433,865)               $238,066,935
Cash                                                                      33,597
Receivable for investments sold                                           35,121
Receivable for fund shares sold                                          621,280
Interest receivable                                                    3,364,843
Unrealized appreciation on interest rate swap agreements                 956,401
Other assets                                                                 322
------------------------------------------------------------------------------------------------------
Total assets                                                                              $243,078,499
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $167,007
Payable for fund shares reacquired                                       492,582
Payable to affiliates
  Management fee                                                           4,982
  Shareholder servicing costs                                             22,444
  Distribution and service fees                                           25,395
  Administrative services fee                                                239
Accrued expenses and other liabilities                                    73,176
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $785,825
------------------------------------------------------------------------------------------------------
Net assets                                                                                $242,292,674
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $243,484,775
Unrealized appreciation (depreciation) on investments                  2,589,471
Accumulated distributions in excess of net realized gain (loss)
on investments                                                        (3,503,833)
Accumulated distributions in excess of net investment income            (277,739)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $242,292,674
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   31,406,136
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $172,915,269
  Shares outstanding                                                  22,411,335
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.72
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$7.72)                                                     $7.92
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $28,484,658
  Shares outstanding                                                   3,697,600
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.70
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $40,892,747
  Shares outstanding                                                   5,297,201
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.72
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                              $4,648,608
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $499,663
  Distribution and service fees                                            488,047
  Shareholder servicing costs                                              209,113
  Administrative services fee                                               18,939
  Independent trustees' compensation                                         5,095
  Custodian fee                                                             46,577
  Printing                                                                  30,192
  Postage                                                                   12,366
  Auditing fees                                                             21,969
  Legal fees                                                                 5,823
  Registration fees                                                         24,834
  Shareholder solicitation expenses                                          2,950
  Miscellaneous                                                             13,306
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,378,874
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (9,535)
  Reduction of expenses by investment adviser                             (187,434)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,181,905
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,466,703
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                  $46,766
  Swap transactions                                                       (895,200)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $(848,434)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(3,073,234)
  Swap transactions                                                      1,502,622
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(1,570,612)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(2,419,046)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $1,047,657
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                     10/31/05                  4/30/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $3,466,703               $7,121,090
Net realized gain (loss) on investments                              (848,434)                (540,274)
Net unrealized gain (loss) on investments                          (1,570,612)                (819,192)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,047,657               $5,761,624
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(2,669,846)             $(5,075,179)
  Class B                                                            (352,434)                (808,773)
  Class C                                                            (472,789)              (1,024,493)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,495,069)             $(6,908,445)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(9,827,947)            $(13,110,566)
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $4,955
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(12,275,359)            $(14,252,432)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $254,568,033             $268,820,465
At end of period (including accumulated distributions
in excess of net investment income of $277,739 and
$249,373, respectively)                                          $242,292,674             $254,568,033
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 4/30
                                             ENDED         -------------------------------------------------------------------
CLASS A                                   10/31/05             2005            2004           2003          2002          2001
                                       (UNAUDITED)
Net asset value, beginning
of period                                    $7.79            $7.83           $7.94          $7.69         $7.57         $7.35
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                     $0.12            $0.23           $0.22          $0.23         $0.26         $0.31
  Net realized and unrealized gain
  (loss) on investments                      (0.07)           (0.04)          (0.11)          0.26          0.14          0.22
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.05            $0.19           $0.11          $0.49         $0.40         $0.53
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.12)          $(0.23)         $(0.22)        $(0.24)       $(0.28)       $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.72            $7.79           $7.83          $7.94         $7.69         $7.57
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                       0.63++           2.45            1.35           6.43          5.41          7.39
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##          0.87+            0.82            0.82           0.84          1.00          0.96
Expenses after expense reductions##           0.72+            0.67            0.71           0.74          0.85          0.88
Net investment income(S)                      3.02+            3.00            2.73           2.90          3.45          4.14
Portfolio turnover                               3               17              18             12            15            27
Net assets at end of period
(000 Omitted)                             $172,915         $177,889        $171,824       $165,598       $87,222       $48,057
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                           SIX MONTHS                               YEARS ENDED 4/30
                                                ENDED         ----------------------------------------------------------------
                                      CLASS B10/31/05            2005           2004          2003          2002          2001
                                          (UNAUDITED)
Net asset value, beginning of period            $7.78           $7.82          $7.93         $7.68         $7.56         $7.34
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                        $0.09           $0.18          $0.15         $0.16         $0.20         $0.25
  Net realized and unrealized gain (loss)
  on investments                                (0.08)          (0.05)         (0.10)         0.27          0.15          0.22
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.01           $0.13          $0.05         $0.43         $0.35         $0.47
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.09)         $(0.17)        $(0.16)       $(0.18)       $(0.23)       $(0.25)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.70           $7.78          $7.82         $7.93         $7.68         $7.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                          0.13++          1.65           0.58          5.61          4.65          6.55
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.63+           1.58           1.61          1.63          1.74          1.76
Expenses after expense reductions##              1.48+           1.43           1.50          1.53          1.59          1.68
Net investment income(S)                         2.26+           2.25           1.94          2.10          2.70          3.35
Portfolio turnover                                  3              17             18            12            15            27
Net assets at end of period
(000 Omitted)                                 $28,485         $32,702        $41,733       $38,360       $15,104        $7,397
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 4/30
                                                ENDED      -------------------------------------------------------------------
                                      CLASS C10/31/05            2005           2004          2003          2002          2001
                                          (UNAUDITED)
Net asset value, beginning of period            $7.80           $7.83          $7.94         $7.69         $7.58         $7.35
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                        $0.09           $0.17          $0.15         $0.16         $0.19         $0.24
  Net realized and unrealized gain (loss)
  on investments                                (0.08)          (0.04)         (0.11)         0.26          0.14          0.24
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.01           $0.13          $0.04         $0.42         $0.33         $0.48
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.09)         $(0.16)        $(0.15)       $(0.17)       $(0.22)       $(0.25)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.72           $7.80          $7.83         $7.94         $7.69         $7.58
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***                          0.07++          1.71           0.49          5.52          4.38          6.62
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##             1.72+           1.67           1.67          1.69          1.85          1.81
Expenses after expense reductions##              1.57+           1.52           1.56          1.59          1.70          1.73
Net investment income(S)                         2.17+           2.21           1.87          2.02          2.52          3.28
Portfolio turnover                                  3              17             18            12            15            27
Net assets at end of period
(000 Omitted)                                 $40,893         $43,977        $55,263       $51,184       $19,388        $4,820
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(S) Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to May 1, 2001 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may use swaps for both hedging and non- hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged were accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for expiration of capital loss carry forward and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                                        4/30/05     4/30/04

      Distributions declared from tax-exempt income  $6,908,445  $6,641,651

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income              $349,391
          Capital loss carryforward                  (2,127,165)
          Post-October capital loss deferral           (531,817)
          Unrealized appreciation (depreciation)      4,709,887
          Other temporary differences                (1,144,985)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE
          April 30, 2008                              $(383,520)
          April 30, 2009                               (516,819)
          April 30, 2011                               (159,222)
          April 30, 2012                               (277,860)
          April 30, 2013                               (789,744)
          ------------------------------------------------------
          Total                                     $(2,127,165)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2005, this waiver amounted to $186,815 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2005, was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $7,818 for the six months ended October 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                         TOTAL          ANNUAL       SERVICE FEE          DISTRIBUTION
               DISTRIBUTION         SERVICE       DISTRIBUTION       EFFECTIVE          RETAINED           AND SERVICE
                   FEE RATE        FEE RATE            PLAN(1)         RATE(2)         BY MFD(3)                   FEE
Class A               0.10%           0.25%              0.35%           0.15%            $2,233              $132,317
Class B               0.75%           0.25%              1.00%           0.92%                --               139,344
Class C               0.75%           0.25%              1.00%           1.00%                73               216,386
----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                           $488,047

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    October 31, 2005 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Except in the case of the 0.25%
    annual Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.15% annually and may be increased to a maximum of 0.25% annually on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the six months ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                         AMOUNT

          Class A                                        $9,503
          Class B                                       $53,475
          Class C                                        $6,951

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $140,177, which equated to 0.1124% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $55,614.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $213. This amount is included in Independent trustees' compensation for the six months ended October 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $619, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $6,970,696 and $17,929,268, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                               $235,473,673
        ---------------------------------------------------------
        Gross unrealized appreciation                  $3,516,303
        Gross unrealized depreciation                    (923,041)
        ---------------------------------------------------------
        Net unrealized appreciation (depreciation)     $2,593,262

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 10/31/05           Year ended 4/30/05
                                             SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES
Shares sold                                  3,376,106      $26,229,213      8,800,727      $68,813,382
Shares issued to shareholders in
reinvestment of distributions                  258,712        2,008,451        495,988        3,879,549

Shares reacquired                           (4,051,827)     (31,482,662)    (8,417,545)     (65,808,328)
-------------------------------------------------------------------------------------------------------
Net change                                    (417,009)     $(3,244,998)       879,170       $6,884,603

CLASS B SHARES
Shares sold                                     58,920         $457,193        617,441       $4,802,579
Shares issued to shareholders in
reinvestment of distributions                   25,282          195,957         57,236          446,970
Shares reacquired                             (589,061)      (4,572,817)    (1,811,804)     (14,156,638)
-------------------------------------------------------------------------------------------------------
Net change                                    (504,859)     $(3,919,667)    (1,137,127)     $(8,907,089)

CLASS C SHARES
Shares sold                                    455,244       $3,543,557        972,419       $7,607,216
Shares issued to shareholders in
reinvestment of distributions                   30,397          236,147         65,796          514,718
Shares reacquired                             (828,718)      (6,442,986)    (2,457,103)     (19,210,014)
-------------------------------------------------------------------------------------------------------
Net change                                    (343,077)     $(2,663,282)    (1,418,888)    $(11,088,080)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $732, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

(7) CONCENTRATION OF CREDIT RISK

At October 31, 2005, 56.57% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.90% of total investments.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 39th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 49th percentile for the one-year period and the 30th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MTL-SEM-12/05 13M

MFS(R) RESEARCH BOND FUND J                                            10/31/05

SEMIANNUAL REPORT
---------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          4
---------------------------------------------------
FINANCIAL STATEMENTS                             11
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    15
---------------------------------------------------
BOARD REVIEW OF INVESTMENTADVISORY AGREEMENT     20
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            23
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   23
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION
OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      99.7%
              Cash & Other Net Assets                     0.3%

              MARKET SECTORS*

              U.S. Treasury Securities                   42.0%
              ------------------------------------------------
              High Grade Corporates                      22.5%
              ------------------------------------------------
              Mortgage-Backed Securities                 11.2%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       6.6%
              ------------------------------------------------
              High Yield Corporates                       5.5%
              ------------------------------------------------
              Asset-Backed Securities                     4.1%
              ------------------------------------------------
              U.S. Government Agencies                    4.0%
              ------------------------------------------------
              Municipal Bonds                             2.1%
              ------------------------------------------------
              Emerging Market Bonds                       1.5%
              ------------------------------------------------
              Cash & Other Net Assets                     0.3%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        67.0%
              ------------------------------------------------
              AA                                          4.7%
              ------------------------------------------------
              A                                           6.7%
              ------------------------------------------------
              BBB                                        14.0%
              ------------------------------------------------
              BB                                          4.8%
              ------------------------------------------------
              B                                           1.9%
              ------------------------------------------------
              Not rated                                   0.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        4.6
              ------------------------------------------------
              Average Life***                         7.9 yrs.
              ------------------------------------------------
              Average Maturity***                    11.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                                AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
MAY 1, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     5/01/05-
Share Class                 Ratio       5/01/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           1.60%     $1,000.00         $998.00         $8.06
    B     ----------------------------------------------------------------------
           Hypothetical*    1.60%     $1,000.00       $1,017.14         $8.13
--------------------------------------------------------------------------------

 * 5% fund return per year before expenses.

** Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $    310,000     $    306,125
News America Holdings, 8.5%, 2025                                            30,000           35,744
News America, Inc., 6.2%, 2034                                              489,000          471,202
                                                                                        ------------
                                                                                        $    813,071
----------------------------------------------------------------------------------------------------
Airlines - 0.1%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                               $    347,785     $    317,347
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013#                                        $    734,000     $    739,867
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.9%
----------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007#                                     $    806,000     $    792,532
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                       339,000          337,191
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                            11,901           11,865
Amresco Commercial Mortgage Funding I, 7%, 2029                             142,000          144,520
ARCap, Inc., "H", 6.1%, 2045#                                               138,945          130,608
Asset Securitization Corp., 7.525%, 2029                                    245,761          267,219
Bayview Commercial Asset Trust, 0.775%, 2035                              7,462,788          615,680
Bayview Financial Acquisition Trust, 5.14%, 2045^                           331,000          330,984
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                16,425           16,712
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041             401,050          395,873
Capital One Auto Finance Trust, 4.79%, 2009                                  76,063           75,995
Capital One Auto Finance Trust, 3.18%, 2010                                 607,000          595,269
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                     178,854          185,287
Citigroup/Deutsche Bank Commerical Mortage Trust, 5.2254%, 2020             580,000          580,249
Commercial Mortgage Acceptance Corp., 6.04%, 2030                           182,000          186,602
CPS Auto Receivables Trust, 2.89%, 2009#                                    118,237          115,614
CPS Auto Receivables Trust, 3.5%, 2009#                                      26,859           26,678
CPS Auto Receivables Trust, 3.52%, 2009#                                     71,621           71,218
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2040           610,000          641,406
Crest G-Star CDO, 6.95%, 2032#                                              974,000        1,013,188
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033#                             483,000          496,283
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                       415,000          438,762
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                303,824          312,127
Drive Auto Receivables Trust, 2.5%, 2009#                                   586,000          571,602
E*TRADE RV & Marine Trust, 3.62%, 2018                                      141,000          134,994
Falcon Franchise Loan LLC, 7.382%, 2010#                                    246,914          256,920
Falcon Franchise Loan LLC, FRN, 3.386%, 2023#^                              161,749           19,298
Falcon Franchise Loan LLC, FRN, 3.7867%, 2025^                            2,528,941          419,150
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031            194,000          208,945
First Union National Bank Commercial Mortgage Trust,
FRN, 1.2003%, 2043#^                                                      5,961,734          246,623
First Union-Lehman Brothers Bank of America, FRN, 0.6937%, 2028^          6,590,762          124,557
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029           202,000          227,941
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                    400,000          400,759
Greenwich Capital Commercial Funding Corp., 5.224%, 2037                    474,453          476,820
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042               400,000          386,384
Household Automotive Trust, 3.44%, 2009                                     268,219          265,972
Hyundai Auto Receivables Trust, 2.8%, 2007#                                  20,041           20,009
IKON Receivables Funding LLC, 3.27%, 2011                                   506,000          498,943
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.383%, 2041                                                                400,000          399,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.936%, 2042                                                                649,533          631,100
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.038%, 2046                                                                881,125          863,124
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.7144%, 2035^                                                            7,262,927          139,093
Long Beach Auto Receivables Trust, 2.841%, 2010                             632,000          616,451
Morgan Stanley Capital I, Inc., 6.86%, 2010                                 293,000          298,354
Morgan Stanley Capital I, Inc., 6.48%, 2030                                 507,000          521,602
Morgan Stanley Capital I, Inc., 7.3%, 2030#                                 500,000          522,166
Morgan Stanley Capital I, Inc., FRN, 7.5458%, 2030                          160,000          168,026
Morgan Stanley Capital I, Inc., FRN, 1.1666%, 2031#^                      5,372,253          146,310
Mortgage Capital Funding, Inc., 6.663%, 2030                                 94,602           97,438
Mortgage Capital Funding, Inc., FRN, 0.9637%, 2031^                       4,178,830           67,398
Multi-Family Capital Access One, Inc., 6.65%, 2024                          343,470          355,329
Nationslink Funding Corp., FRN, 0.5099%, 2023^                            2,067,167           37,818
New Century Home Equity Loan Trust, 4.532%, 2035                          1,000,000          982,578
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                   242,364          239,152
Preferred Term Securities IV Ltd., 6.1356%, 2031#                           450,000          457,875
Preferred Term Securities XIX Ltd., 4.1838%, 2035#                        1,425,000        1,425,000
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                    185,000          177,014
SLM Student Loan Trust, 2.99%, 2022#                                        282,000          276,769
Structured Asset Securities Corp., FRN, 4.2775%, 2035#                    1,190,987        1,190,941
TIAA Real Estate CDO Ltd., 7.17%, 2032#                                     240,391          246,063
Triad Auto Receivables Trust, 3.24%, 2009                                   239,842          237,679
Wachovia Bank Commercial Mortgage Trust, 4.847%, 2041                       700,000          677,064
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                       879,362          864,448
Wachovia Bank Commercial Mortgage Trust, 5.274%, 2044                       677,000          672,078
WFS Financial, Inc., 2.39%, 2007                                                 31               31
                                                                                        ------------
                                                                                        $ 24,351,322
----------------------------------------------------------------------------------------------------
Automotive - 1.4%
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                      $    515,000     $    471,663
Ford Motor Credit Co., 5.7%, 2010                                           514,000          462,539
Ford Motor Credit Co., 7.875%, 2010                                         700,000          673,804
Ford Motor Credit Co., 7%, 2013                                             474,000          433,836
General Motors Acceptance Corp., 6.75%, 2014                                450,000          430,306
Lear Corp., 8.11%, 2009                                                     695,000          653,300
                                                                                        ------------
                                                                                        $  3,125,448
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.7%
----------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049            $    489,000     $    648,202
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#                713,000          707,653
Bank of America Corp., 7.4%, 2011                                         1,427,000        1,575,292
Barclays Bank PLC, 6.86% to 2032, FRN to 2049#                              655,000          699,805
BNP Paribas, 5.186% to 2015, FRN to 2049#                                   772,000          742,286
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#               755,000          714,877
Citigroup, Inc., 5.625%, 2012                                               465,000          477,429
Citigroup, Inc., 5%, 2014                                                 1,148,000        1,124,224
Credit Suisse First Boston (USA), Inc., 4.7%, 2009                          303,000          299,605
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                        413,000          408,004
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049#                     338,000          373,538
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#                       554,000          570,245
J.P. Morgan Chase & Co., 5.125%, 2014                                       544,000          532,409
Kazkommerts International B.V., 8.5%, 2013                                  428,000          445,120
Mizuho Financial Group, Inc., 5.79%, 2014#                                  592,000          607,076
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049#                           195,000          210,683
Popular North America, Inc., 4.25%, 2008                                    356,000          349,819
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                           556,000          567,643
Resona Bank Ltd., FRN, 5.85%, 2049#                                         465,000          448,828
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049#                         323,000          337,988
UFJ Finance Aruba AEC, 6.75%, 2013                                          720,000          779,172
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049#            258,000          299,538
Wachovia Corp., 4.875%, 2014                                                528,000          513,415
Wachovia Corp., 6.605%, 2025                                                887,000          957,450
Wells Fargo & Co., 6.45%, 2011                                              524,000          557,408
                                                                                        ------------
                                                                                        $ 14,947,709
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.8%
----------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                             $    370,000     $    330,858
TCI Communications Financing III, 9.65%, 2027                                 5,000            5,429
TCI Communications, Inc., 9.8%, 2012                                        181,000          219,078
Time Warner Entertainment Co., LP, 8.375%, 2033                             997,000        1,203,745
                                                                                        ------------
                                                                                        $  1,759,110
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                  $    523,000     $    534,205
Lehman Brothers Holdings, Inc., 8.25%, 2007                                 404,000          424,185
Merrill Lynch & Co., Inc., 5.45%, 2014                                      450,000          453,682
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                424,000          454,630
Morgan Stanley Group, Inc., 5.3%, 2013                                      188,000          187,267
Morgan Stanley Group, Inc., 4.75%, 2014                                     282,000          266,022
                                                                                        ------------
                                                                                        $  2,319,991
----------------------------------------------------------------------------------------------------
Building - 0%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $      3,000     $      3,136
American Standard Cos., Inc., 7.625%, 2010                                  100,000          108,555
                                                                                        ------------
                                                                                        $    111,691
----------------------------------------------------------------------------------------------------
Chemicals - 0.1%
----------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                          $    235,000     $    262,025
----------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                             $    594,000     $    631,724
----------------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                       $    703,000     $    674,880
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010#                               $    902,000     $    881,920
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
----------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                             $     10,000     $     12,522
Chesapeake Energy Corp., 6.875%, 2016                                       730,000          739,125
Kerr-McGee Corp., 6.875%, 2011                                              470,000          496,953
Ocean Energy, Inc., 4.375%, 2007                                            202,000          200,130
Ocean Energy, Inc., 7.25%, 2011                                             462,000          506,712
                                                                                        ------------
                                                                                        $  1,955,442
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $    368,000     $    415,583
----------------------------------------------------------------------------------------------------
Entertainment - 0.4%
----------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                         $    101,000     $    116,830
Walt Disney Co., 6.75%, 2006                                                155,000          156,367
Walt Disney Co., 6.375%, 2012                                               628,000          661,424
                                                                                        ------------
                                                                                        $    934,621
----------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
----------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                           $    281,000     $    273,445
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013#                                   $    804,000     $    792,074
Coca-Cola HBC Finance B.V., 5.125%, 2013                                    150,000          149,222
Kraft Foods, Inc., 6.25%, 2012                                              501,000          526,620
                                                                                        ------------
                                                                                        $  1,467,916
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                     $    522,000     $    514,170
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015#                            $    756,000     $    725,436
MGM Mirage, Inc., 5.875%, 2014                                              590,000          551,650
                                                                                        ------------
                                                                                        $  1,277,086
----------------------------------------------------------------------------------------------------
Insurance - 1.2%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                        $  1,055,000     $    993,315
ASIF Global Financing XIX, 4.9%, 2013#                                      627,000          617,483
Genworth Financial, Inc., 5.75%, 2014                                       434,000          447,882
UnumProvident Corp., 7.625%, 2011                                           593,000          622,369
                                                                                        ------------
                                                                                        $  2,681,049
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
----------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                   $    860,000     $    869,285
AXIS Capital Holdings Ltd., 5.75%, 2014                                     780,000          761,722
Fund American Cos., Inc., 5.875%, 2013                                      428,000          424,925
                                                                                        ------------
                                                                                        $  2,055,932
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                    $    455,000     $    478,888
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                                 $    720,000     $    693,000
HCA, Inc., 8.75%, 2010                                                      810,000          886,221
                                                                                        ------------
                                                                                        $  1,579,221
----------------------------------------------------------------------------------------------------
Mortgage Backed - 11.1%
----------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                $    352,378     $    345,455
Fannie Mae, 4.79%, 2012                                                      83,000           82,134
Fannie Mae, 3.81%, 2013                                                      87,976           81,741
Fannie Mae, 5.78%, 2013                                                     169,960          174,251
Fannie Mae, 4.518%, 2014                                                    323,310          312,331
Fannie Mae, 4.62%, 2014                                                     185,859          179,997
Fannie Mae, 4.667%, 2014                                                    673,604          656,970
Fannie Mae, 4.77%, 2014                                                     248,387          241,813
Fannie Mae, 4.86%, 2014                                                     186,023          182,582
Fannie Mae, 4.56%, 2015                                                     238,220          229,481
Fannie Mae, 4.665%, 2015                                                    160,015          155,258
Fannie Mae, 4.69%, 2015                                                     133,779          130,048
Fannie Mae, 4.7%, 2015                                                      184,597          179,537
Fannie Mae, 4.74%, 2015                                                     200,000          194,536
Fannie Mae, 4.785%, 2015                                                    253,917          247,608
Fannie Mae, 4.815%, 2015                                                    271,000          264,796
Fannie Mae, 4.82%, 2015                                                     234,734          228,976
Fannie Mae, 4.85%, 2015                                                     178,640          175,537
Fannie Mae, 4.87%, 2015                                                     181,303          178,344
Fannie Mae, 4.89%, 2015                                                     184,058          181,023
Fannie Mae, 4.925%, 2015                                                    509,263          503,866
Fannie Mae, 4.94%, 2015                                                     336,000          328,664
Fannie Mae, 5%, 2016 - 2020                                                 402,188          396,992
Fannie Mae, 4.996%, 2017                                                    847,368          843,103
Fannie Mae, 5.5%, 2018 - 2035                                            13,798,679       13,685,807
Fannie Mae, 4.88%, 2020                                                     194,820          192,925
Fannie Mae, 6.5%, 2033                                                      263,017          270,720
Fannie Mae, 6%, 2034                                                        209,596          211,499
Freddie Mac, 5%, 2018 - 2020                                                927,526          915,777
Freddie Mac, 5.5%, 2019                                                     371,511          373,952
Freddie Mac, 6%, 2034                                                     1,969,471        1,990,524
Freddie Mac, TBA, 5.5%, 2017                                                740,000          744,625
                                                                                        ------------
                                                                                        $ 24,880,872
----------------------------------------------------------------------------------------------------
Municipals - 2.1%
----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC,
5%, 2033                                                               $  1,115,000     $  1,155,040
New York, NY, City Municipal Water Finance Authority, Water &
Sewer Systems Rev., "D", 5%, 2037                                         1,775,000        1,822,641
University of Texas Permanent University Fund, "B", 5%, 2035              1,650,000        1,698,312
                                                                                        ------------
                                                                                        $  4,675,993
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
----------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                       $    917,000     $  1,035,597
Enterprise Products Operating LP, 6.65%, 2034                               496,000          496,610
Kinder Morgan Energy Partners LP, 7.75%, 2032                               491,000          578,368
Kinder Morgan, Inc., 6.5%, 2012                                             414,000          438,104
Magellan Midstream Partners LP, 5.65%, 2016                                 333,000          328,716
                                                                                        ------------
                                                                                        $  2,877,395
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.0%
----------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                           $    545,000     $    561,074
Citizens Communications Co., 9%, 2031                                       598,000          590,525
Deutsche Telekom International Finance B.V., 8.75%, 2030                    431,000          534,432
SBC Communications, Inc., 5.1%, 2014                                        830,000          801,305
Telecom Italia Capital, 6%, 2034                                            700,000          664,602
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                        104,000          104,900
Verizon New York, Inc., 7.375%, 2032                                      1,238,000        1,259,641
                                                                                        ------------
                                                                                        $  4,516,479
----------------------------------------------------------------------------------------------------
Oils - 0.5%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                               $  1,000,000     $  1,065,000
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                      $    663,000     $    668,750
----------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.2%
----------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                     $    448,000     $    441,280
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                       $    550,000     $    606,375
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012#                                        $    326,000     $    353,710
TFM S.A. de C.V., 12.5%, 2012                                               380,000          438,900
Union Pacific Corp., 7.25%, 2008                                            175,000          184,639
Union Pacific Corp., 6.125%, 2012                                           343,000          359,518
                                                                                        ------------
                                                                                        $  1,336,767
----------------------------------------------------------------------------------------------------
Real Estate - 1.4%
----------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                      $    488,000     $    468,860
EOP Operating LP, 6.8%, 2009                                                862,000          902,840
HRPT Properties Trust, 6.25%, 2016                                          452,000          464,974
Kimco Realty Corp., 6%, 2012                                                150,000          155,472
Simon Property Group LP, 6.375%, 2007                                       345,000          353,585
Simon Property Group LP, 4.6%, 2010                                         517,000          504,898
Vornado Realty Trust, 5.625%, 2007                                          200,000          201,750
                                                                                        ------------
                                                                                        $  3,052,379
----------------------------------------------------------------------------------------------------
Restaurants - 0.1%
----------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $    267,000     $    310,999
----------------------------------------------------------------------------------------------------
Retailers - 0.1%
----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                     $    262,000     $    292,130
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                               $    521,000     $    488,576
Nextel Communications, Inc., 5.95%, 2014                                    885,000          887,758
                                                                                        ------------
                                                                                        $  1,376,334
----------------------------------------------------------------------------------------------------
Tobacco - 0.4%
----------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $    805,000     $    809,025
----------------------------------------------------------------------------------------------------
Transportation - Services - 0%
----------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                               $     83,000     $    102,667
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
----------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                   $  1,335,000     $  1,377,313
Fannie Mae, 6.125%, 2012                                                  1,208,000        1,291,229
Federal Home Loan Bank, 3.25%, 2006                                         925,000          916,966
Small Business Administration, 5.34%, 2021                                  110,410          112,192
Small Business Administration, 6.34%, 2021                                   21,826           22,877
Small Business Administration, 6.35%, 2021                                   13,709           14,379
Small Business Administration, 6.44%, 2021                                   20,780           21,841
Small Business Administration, 6.07%, 2022                                   72,435           75,402
Small Business Administration, 4.35%, 2023                                  481,494          462,953
Small Business Administration, 4.89%, 2023                                  648,565          642,221
Small Business Administration, 4.98%, 2023                                  640,575          637,656
Small Business Administration, 4.34%, 2024                                  570,627          546,319
Small Business Administration, 4.86%, 2024                                  292,908          288,624
Small Business Administration, 4.93%, 2024                                  595,747          590,970
Small Business Administration, 5.19%, 2024                                  586,319          588,902
Small Business Administration, 5.52%, 2024                                  570,921          582,469
Small Business Administration, 4.76%, 2035                                  707,000          690,036
                                                                                        ------------
                                                                                        $  8,862,349
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 41.3%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                      $ 10,014,000     $ 10,170,859
U.S. Treasury Bonds, 8.125%, 2019                                             5,000            6,677
U.S. Treasury Bonds, 6.25%, 2023                                          3,733,000        4,356,672
U.S. Treasury Bonds, 6.25%, 2030                                            375,000          453,105
U.S. Treasury Bonds, 5.375%, 2031                                         4,784,000        5,217,550
U.S. Treasury Notes, 2%, 2006                                               241,000          238,148
U.S. Treasury Notes, 3.5%, 2006                                             293,000          290,459
U.S. Treasury Notes, 6.5%, 2006                                             395,000          402,576
U.S. Treasury Notes, 7%, 2006                                            17,465,000       17,781,553
U.S. Treasury Notes, 6.125%, 2007                                        15,530,000       15,990,433
U.S. Treasury Notes, 5.5%, 2008                                             619,000          633,992
U.S. Treasury Notes, 5.625%, 2008                                        15,239,000       15,681,281
U.S. Treasury Notes, 6.5%, 2010                                          13,587,000       14,649,544
U.S. Treasury Notes, 4.25%, 2014                                          1,796,000        1,752,152
U.S. Treasury Notes, 4%, 2015                                             1,389,000        1,328,177
U.S. Treasury Notes, 4.125%, 2015                                           400,000          386,000
U.S. Treasury Notes, TIPS, 2%, 2014                                       3,305,121        3,314,287
                                                                                        ------------
                                                                                        $ 92,653,465
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.2%
----------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012#                         $    450,000     $    497,250
Dominion Resources, Inc., 5.95%, 2035                                       700,000          666,798
DTE Energy Co., 7.05%, 2011                                                 575,000          617,364
Duke Capital Corp., 8%, 2019                                                394,000          465,126
Empresa Nacional de Electricidad S.A., 8.35%, 2013                           78,000           87,370
Enersis S.A., 7.375%, 2014                                                  630,000          663,749
Exelon Generation Co. LLC, 6.95%, 2011                                      971,000        1,043,542
FirstEnergy Corp., 6.45%, 2011                                            2,039,000        2,144,840
MidAmerican Energy Holdings Co., 5.875%, 2012                               150,000          153,717
NRG Energy, Inc., 8%, 2013                                                  467,000          509,030
Virginia Electric & Power Co., 4.1%, 2008                                   346,000          336,611
                                                                                        ------------
                                                                                        $  7,185,397
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $224,480,699)                                             $220,283,114
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.4%
----------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 11/01/05, at Amortized Cost<        $  3,120,000     $  3,120,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $227,600,699)                                       $223,403,114
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                        627,641
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $224,030,755
----------------------------------------------------------------------------------------------------
# SEC Rule 144A restriction.
^ Interest only security for which the fund receives interest on notional principal (Par amount).
  Par amount shown is the notional principal and does not reflect the cost of the security.
< The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN Floating Rate Note. The interest rate is the rate in effect as of period end.
TBA To Be Announced
TIPS Treasury Inflation Protected Security

Insurer: AMBAC AMBAC Indemnity Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP British Pound

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

            CONTRACTS TO                                 IN                    NET UNREALIZED
                DELIVER/            SETTLEMENT     EXCHANGE     CONTRACTS        APPRECIATION
                 RECEIVE                  DATE          FOR      AT VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
SALES
---------------------------------------------------------------------------------------------
GBP              219,510              11/02/05     $391,877      $388,271              $3,606

PURCHASES
---------------------------------------------------------------------------------------------
GBP              439,020    11/02/05 - 1/31/06     $786,722      $776,304            $(10,418)

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $227,600,699)                                       $223,403,114
Cash                                                                                               3,174
Receivable for forward foreign currency exchange contracts                                         3,606
Receivable for investments sold                                                                1,071,154
Receivable for fund shares sold                                                                1,462,690
Interest receivable                                                                            3,102,731
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $229,046,469
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                           $844,468
Payable for forward foreign currency exchange contracts                                           10,418
Payable for investments purchased                                                              2,703,930
Payable for TBA purchase commitments                                                             747,689
Payable for fund shares reacquired                                                               617,948
Payable to affiliates
  Management fee                                                                                   7,753
  Shareholder servicing costs                                                                      1,813
  Distribution and service fee                                                                    18,523
  Administrative services fee                                                                        245
Accrued expenses and other liabilities                                                            62,927
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                   $5,015,714
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $224,030,755
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $232,863,077
Unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies                                                  (4,204,397)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                                         (3,299,412)
Accumulated distributions in excess of net investment income                                  (1,328,513)
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $224,030,755
------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           22,886,959
------------------------------------------------------------------------------------------------------------------------------
Class B net asset value and offering price per share                                                                     $9.79
------------------------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 10/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                     $4,618,658
------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                  $509,419
  Distribution and service fees                                                                  1,021,834
  Shareholder servicing costs                                                                      114,032
  Administrative services fee                                                                       15,831
  Independent trustees' compensation                                                                 2,465
  Custodian fee                                                                                     50,734
  Printing                                                                                          31,475
  Auditing fees                                                                                     24,840
  Legal fees                                                                                         3,256
  Miscellaneous                                                                                     13,502
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                      $1,787,388
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                              (7,368)
  Reduction of expenses by investment adviser                                                     (152,276)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                        $1,627,744
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               $2,990,914
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                         $(34,316)
  Foreign currency transactions                                                                    (20,443)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                             $(54,759)
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                  $(3,898,357)
  Translation of assets and liabilities in foreign currencies                                       (7,517)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $(3,905,874)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $(3,960,633)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $(969,719)
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED               YEAR ENDED
                                                                                             10/31/05                  4/30/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,990,914               $4,368,025
Net realized gain (loss) on investments and foreign currency transactions                     (54,759)                (689,131)
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       (3,905,874)               2,378,133
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(969,719)              $6,057,027
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(4,598,023)             $(6,003,773)
From net realized gain on investments and foreign currency transactions                            --               (3,407,866)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(4,598,023)             $(9,411,639)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                         $74,594,765              $(8,539,098)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $69,027,023             $(11,893,710)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $155,003,732             $166,897,442

At end of period (including accumulated distributions in excess of net investment
income of $1,328,513 and accumulated undistributed net investment income of $278,596)    $224,030,755             $155,003,732
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                    YEARS ENDED 4/30            PERIOD ENDED
                                                         SIX MONTHS ENDED       -------------------------           4/30/03*
CLASS B                                                          10/31/05            2005            2004
                                                              (UNAUDITED)
Net asset value, beginning of period                                10.03          $10.27          $10.56             $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income#                                            $0.15           $0.31           $0.46              $0.28
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  (0.17)           0.15           (0.24)              0.52
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    (0.02)          $0.46           $0.22              $0.80
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.22)         $(0.43)         $(0.48)            $(0.24)
  From net realized gain on investments and foreign
  currency transactions                                                --           (0.27)          (0.03)                --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.22)         $(0.70)         $(0.51)            $(0.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.79          $10.03          $10.27             $10.56
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&**                                              (0.20)++         4.51            2.09               8.08++
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                 1.75+           1.73            1.65               1.75(1)+
Expenses after expense reductions##                                  1.60+           1.58            1.24               1.05(1)+
Net investment income                                                2.93+           3.04            4.33               4.48+
Portfolio turnover                                                     51             140             179                141(2)
Net assets at end of period (000 Omitted)                        $224,031        $155,004        $166,897           $174,780
----------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.
 ** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(1) Reflects direct fund expenses only. Prior to December 22, 2003, the fund was a "fund of funds" and invested substantially all of its assets in the MFS Research Bond Fund.
(2) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include any applicable sales charge.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class B shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, and wash sales.

The tax character of distributions declared for the years ended April 30, 2005 and April 30, 2004 was as follows:

                                              4/30/05     4/30/04

        Distributions declared from:
          Ordinary income                  $7,069,942  $9,012,330
          Long-term capital gain            2,341,697     127,581
        ---------------------------------------------------------
        Total distributions declared       $9,411,639  $9,139,911

As of April 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                    $866,682
        Capital loss carryforward                      (1,678,843)
        Post-October capital loss deferral               (263,104)
        Unrealized depreciation                        (1,601,934)
        Other temporary differences                      (587,381)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $151,777, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management and distribution and service fees such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. For the six months ended October 31, 2005, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's operating expenses.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                            SERVICE
                                       TOTAL     ANNUAL        FEE  DISTRIBUTION
       DISTRIBUTION    SERVICE  DISTRIBUTION  EFFECTIVE   RETAINED   AND SERVICE
           FEE RATE   FEE RATE       PLAN(1)    RATE(2)  BY MFD(3)           FEE

Class B       0.75%      0.25%         1.00%      1.00%    $61,319    $1,021,834

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2005 based on Class B's average daily net assets.
(3) For the six months ended October 31, 2005, MFD retained these service fees.

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended October 31, 2005, were as follows:

                                                    AMOUNT

              Class B                             $448,878

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2005, the fee was $114,028, which equated to 0.1117% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended October 31, 2005, these costs amounted to $4.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended October 31, 2005 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $499, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                             PURCHASES         SALES

      U.S. government securities          $118,073,056   $73,745,697
      --------------------------------------------------------------
      Investments (non-U.S. government
      securities)                           56,292,524    24,894,741
      --------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $228,940,926
      --------------------------------------------------------------
      Gross unrealized depreciation                      $(5,818,237)
      Gross unrealized appreciation                          280,425
      --------------------------------------------------------------
      Net unrealized depreciation                        $(5,537,812)

Aggregate cost includes prior fiscal year end tax adjustments.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                Six months ended 10/31/05           Year ended 4/30/05
                                                                    SHARES           AMOUNT         SHARES           AMOUNT
CLASS B SHARES
Shares sold                                                      8,940,892      $89,724,076      6,597,440      $67,205,792
Shares issued to shareholders in reinvestment of
distributions                                                        1,925           19,274            447            4,487
Shares reacquired                                               (1,513,697)     (15,148,585)    (7,386,630)     (75,749,377)
---------------------------------------------------------------------------------------------------------------------------
Net change                                                       7,429,120      $74,594,765       (788,743)     $(8,539,098)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2005 was $621, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund's Class B shares to the performance of funds in its Lipper performance universe over the one-year period ended December 31, 2004. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because the Fund commenced investment operations in 2002, no performance quintile for the three- or five-year period was available. Because of the passage of time, these performance results are likely to differ over time.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class B shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             RBJ-SEM 12/05 100

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.